      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 3, 2010

                                                              FILE NO. 333-88787

                                                                       811-07329

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                / /
POST-EFFECTIVE AMENDMENT NO. 25                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 157                                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 3, 2010. However, it will also be distributed to owners who purchase their policy before May 3, 2010.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 3, 2010. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG PROTECTOR II VARIABLE UNIVERSAL LIFE

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I OR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I

P.O. BOX 2999

HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED : MAY 3, 2010


                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This Prospectus describes information about Stag Protector II Variable Universal Life insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Policy owners should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.

Stag Protector II Variable Universal Life is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus is The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable universal life insurance policy. It is:

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

New policies are no longer offered. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
  Hartford Life Insurance Company                                              5
  Harford Life and Annuity Insurance Company                                   8
ABOUT US                                                                      17
  The Companies                                                               17
  The Separate Accounts                                                       17
  The Funds                                                                   17
  The Fixed Account                                                           24
CHARGES AND DEDUCTIONS                                                        24
YOUR POLICY                                                                   26
PREMIUMS                                                                      36
DEATH BENEFITS AND POLICY VALUES                                              38
MAKING WITHDRAWALS FROM YOUR POLICY                                           39
LOANS                                                                         40
LAPSE AND REINSTATEMENT                                                       40
FEDERAL TAX CONSIDERATIONS                                                    42
LEGAL PROCEEDINGS                                                             48
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        49
FINANCIAL INFORMATION                                                         49
GLOSSARY OF SPECIAL TERMS                                                     50
WHERE YOU CAN FIND MORE INFORMATION                                           51

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy. You may change from Option B to Option D. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from a choice of all available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly

4

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charges. If this occurs, we will notify you in writing. You will then have a
61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge: 6.75% of each premium payment.
(1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $2.09 per $1,000 of the initial Face Amount for a 10-year-old female
                      - Within 9 policy years of an             non- smoker.
                      unscheduled increase in your Face         Maximum Charge
                      Amount; or                                $46.66 per $1,000 of the initial Face Amount for an 85-year-old male
                      - Within 9 policy years of an increase    smoker.
                      in your Face Amount under the Cost of     Charge for a representative insured
                      Living Adjustment Rider, if elected.      $14.52 per $1,000 of the initial Face Amount for a 44-year-old male standard non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.

*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (2)                                                     $0.0117 per $1,000 of the net amount at risk for an 10-year-old female preferred plus non-smoker in the first policy year.
                                                                Maximum Charge
                                                                $4.4331 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $0.085 per $1,000 of the net amount at risk for a 44-year-old male standard non-nicotine in the first policy year.
Mortality and         Monthly.                                  0.90% of Account Value per policy year, charged monthly at a rate of
Expense Risk Charge                                             0.075%.
(3)
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (2)                                                      $0.5256 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0438 per month) during the first policy year for a 15-year-old female preferred non-nicotine.
                                                                Maximum Charge
                                                                $10.7904 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.8992 per month) during the first policy year for an 85-year-old male smoker
                                                                Charge for a representative insured
                                                                $3.61 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.3006 per month) during the first policy year for a
                                                                44-year-old standard non-nicotine user
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually
(4)                   policy.


(1)  The current Front-end Sales Load is 4.75% of each premium payment.

(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The current mortality and expense risk charge is 0.75% per year during policy years 1-10, and 0.25% per year during policy years 11-20, and 0% per year thereafter.

(4) During policy years 1-10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the maximum Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

6

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CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of Benefit Amount for a 20-year-old male in the first
Benefit Rider (1)                                               policy year.
                                                                Maximum Charge
                                                                $0.199 per $1 of Benefit Amount for a 59-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                $0.046 per $1 of Benefit Amount for a 44-year-old male in the first policy year.
Waiver of Specified   Monthly.                                  Minimum Charge
Amount Disability                                               $0.04 per $1 of specified amount for a 20-year-old male in policy
Benefit Rider                                                   year 1.
(available for                                                  Maximum Charge
policies issued                                                 $0.107 per $1 of specified amount for a 59-year-old female in policy
after March 12,                                                 year 1.
2007)                                                           Charge for a representative insured
                                                                $0.043 per $1 of specified amount for a 44-year-old male in policy year 1.
Term Insurance Rider  Monthly.                                  Minimum Charge
(1)                                                             $0.0117 per $1,000 of the net amount at risk for a 25-year-old female preferred plus non-smoker in the first policy year.
                                                                Maximum Charge
                                                                $4.4331 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $0.085 per $1,000 of the net amount at risk for a 44-year-old male standard non-nicotine in the first policy year.
Accidental Death      Monthly.                                  Minimum Charge
Benefit Rider (1)                                               $0.083 per $1,000 of the Benefit Amount for a 10-year-old in the first policy year.
                                                                Maximum Charge
                                                                $0.18 per $1,000 of the Benefit Amount for a 60-year-old in the first policy year.
                                                                Charge for a representative insured
                                                                $0.108 per $1,000 of the Benefit Amount for a 44-year-old standard non-nicotine in the first policy year.
Deduction Amount      Monthly.                                  Minimum Charge
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 20-year-old male preferred non-smoker in the first policy year.
                                                                Maximum Charge
                                                                34.5% of the monthly deduction amount for a 56-year-old female in the first policy year.
                                                                Charge for a representative insured
                                                                9.2% of the monthly deduction amount for a 44-year-old male standard non-nicotine in the first policy year
Enhanced No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 44-year-old male non-nicotine.
Lifetime No Lapse     Monthly.                                  Minimum Charge
Guarantee Rider (1)                                             $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                Maximum Charge
                                                                $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                Charge for a representative insured
                                                                $0.01 per $1,000 of Face Amount for a 44-year-old male non-nicotine.
Child Insurance       Monthly                                   Maximum Charge: The fee is $0.50 per $1,000 of coverage for all
Rider                                                           children.
Policy Continuation   If you elect this rider, the charge is    Maximum Charge: 7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

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
   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Accelerated Death     When you exercise the benefit.            Maximum Charge $300
Benefit Rider for
Terminal Illness (2)
LifeAccess            Monthly.                                  Minimum Charge
Accelerated Benefit                                             $.003408 per $1,000 of the benefit net amount at risk for a
Rider (available for                                            35-year-old male preferred plus non-nicotine in the first policy
policies issued                                                 year.
after March 12,                                                 Maximum Charge
2007)                                                           $.548525 per $1,000 of the benefit net amount at risk for an
                                                                80-year-old female standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $.017078 per $1,000 of the benefit net amount at risk for a
                                                                44-year-old male standard non-nicotine in the first policy year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

8

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     8% of each premium payment. In Oregon, the maximum is 10% of each
(1)                                                             premium payment.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $2.09 per $1,000 of the initial Face Amount for a 10-year-old female
                      - Within 9 policy years of an             non- smoker.
                      unscheduled increase in your Face         Maximum Charge
                      Amount; or                                $50.60 per $1,000 of the initial Face Amount for an 85-year-old male
                      - Within 9 policy years of an increase    smoker.
                      in your Face Amount under the Cost of     Charge for representative insured
                      Living Adjustment Rider, if elected.      $13.68 per $1,000 of the initial Face Amount for a 43-year-old male standard non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.

(1) The maximum Front-end Sales Load is 8% of each premium payment in policy years 1 through 20 and 6% of each premium payment in policy years 21 or more. The maximum sales load in Oregon is 10% in policy years 1 through 20 and 8% thereafter.

(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (2)                                                     $0.0117 per $1,000 of the net amount at risk for an 10-year-old female preferred plus non-smoker in the first policy year.
                                                                Maximum Charge
                                                                $4.4331 per $1,000 of the net amount at risk for an 85-year-old male smoker in the first policy year.
                                                                Charge for a representative insured
                                                                $.0809 per $1,000 of the net amount at risk for a 43-year-old male standard non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge: 0.75% of Account Value per year, charged monthly at
Expense Risk Charge                                             a rate of 0.0625%.
(3)
Monthly per $1,000    Monthly.                                  Minimum Charge
Charge (2)                                                      $.5256 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0438 per month) during the first policy year for 15 year old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $10.7904 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.8992 per month) during the first policy year for 85 year old male smoker.
                                                                Charge for a representative insured
                                                                $3.3996 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $.2833 per month) during the first policy year for a 43-year-old standard non-nicotine user.
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually
(4)                   Policy.


(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.50%.

(4) During policy years 1 - 10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the maximum Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

10

-------------------------------------------------------------------------------

CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED

              RIDER CHARGES                     WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
Waiver of Specified Amount Disability       Monthly.                          Monthly. Minimum Charge
Benefits Rider (1)                                                            $0.04 per $1 of specified amount for a 20-year-old
                                                                              male in the first policy year.
                                                                              Maximum Charge
                                                                              $0.199 per $1 of specified amount for a 59-year-old
                                                                              female in the first policy year.
                                                                              Charge for a representative insured
                                                                              $.045 per $1 of specified amount for a 43-year-old
                                                                              male in the first policy year.
Waiver of Specified Amount Disability       Monthly.                          Minimum Charge
Benefit Rider (available for policies                                         $0.04 per $1 of specified amount for a 20-year-old
issued after March 12, 2007)                                                  male in policy year 1.
                                                                              Maximum Charge
                                                                              $0.107 per $1 of specified amount for a 59-year-old
                                                                              female in policy year 1.
                                                                              Charge for a representative insured
                                                                              $0.043 per $1 of specified amount for a 43-year-old
                                                                              male in policy year 1.
Term Insurance Rider (1)                    Monthly.                          Minimum Charge
                                                                              $0.0117 per $1,000 of the net amount at risk for a
                                                                              10-year-old female preferred plus non-smoker in the
                                                                              first policy year.
                                                                              Maximum Charge
                                                                              $4.4331 per $1,000 of the net amount at risk for an
                                                                              85-year-old male smoker in the first policy year.
                                                                              Charge for a representative insured
                                                                              $0.0809 per $1,000 of the net amount at risk for a
                                                                              43-year-old male standard non-nicotine in the first
                                                                              policy year.
Accidental Death Benefit Rider (1)          Monthly.                          Minimum Charge
                                                                              $0.083 per $1,000 of the net amount at risk for a
                                                                              10-year-old in the first policy year.
                                                                              Maximum Charge
                                                                              $0.18 per $1,000 of the net amount at risk for a
                                                                              60-year-old in the first policy year.
                                                                              Charge for a representative insured
                                                                              $.105 per $1,000 of the net amount at risk for a
                                                                              43-year-old in the first policy year.
Deduction Amount Waiver Rider (1)           Monthly.                          Minimum Charge
                                                                              6.9% of the monthly deduction amount for a
                                                                              20-year-old male preferred non-smoker in the first
                                                                              policy year.
                                                                              Maximum Charge
                                                                              34.5% of the monthly deduction amount for a
                                                                              56-year-old female in the first policy year.
                                                                              Charge for a representative insured
                                                                              9.2% of the monthly deduction amount for a
                                                                              43-year-old male standard non-nicotine in the first
                                                                              policy year
Enhanced No Lapse Guarantee Rider (1)       Monthly.                          Minimum Charge
                                                                              $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                              Maximum Charge
                                                                              $0.10 per $1,000 of Face Amount for an 80-year-old.
                                                                              Charge for a representative insured
                                                                              $0.01 per $1,000 of Face Amount for a 43-year-old.
Lifetime No Lapse Guarantee Rider (1)       Monthly.                          Minimum Charge
                                                                              $0.01 per $1,000 of Face Amount for a 1-year-old.
                                                                              Maximum Charge
                                                                              $0.06 per $1,000 of Face Amount for an 80-year-old.
                                                                              Charge for a representative insured
                                                                              $0.01 per $1,000 of Face Amount for a 43-year-old.
Child Insurance Rider                       Monthly.                          Maximum Charge: The fee is $0.50 per $1,000 of
                                                                              coverage for all children.
Policy Continuation Rider                   If you elect this rider, the      Maximum Charge: 7% of Account Value
                                            charge is deducted when you
                                            exercise the rider benefit.
Accelerated Death Benefit Rider for         When you exercise the benefit.    Maximum Charge: $300
Terminal Illness (2)

-------------------------------------------------------------------------------

              RIDER CHARGES                     WHEN CHARGE IS DEDUCTED                         AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
LifeAccess Accelerated Benefit Rider        Monthly.                          Minimum Charge
(available for policies issued after March                                    $.003408 per $1,000 of the benefit net amount at
12, 2007 )                                                                    risk for a 35-year-old male preferred plus
                                                                              non-nicotine in the first policy year.
                                                                              Maximum Charge
                                                                              $.548525 per $1,000 of the benefit net amount at
                                                                              risk for an 80-year-old female standard nicotine in
                                                                              the first policy year.
                                                                              Charge for a representative insured
                                                                              $.016633 per $1,000 of the benefit net amount at
                                                                              risk for a 43-year-old male preferred non-nicotine
                                                                              in the first policy year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

12

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009.



                                                                 MINIMUM              MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.35%                2.37%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2009. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 0.750%              0.250%              0.240%                N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 0.750%              0.250%              0.080%                N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   0.750%              0.250%              0.120%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.310%              0.250%              0.020%                N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.430%              0.250%              0.010%                N/A
 American Funds Bond Fund --Class 2           0.380%              0.250%              0.010%                N/A
 American Funds Global Growth Fund --
  Class 2                                     0.540%              0.250%              0.030%                N/A
 American Funds Global Small
  Capitalization Fund -- Class 2              0.720%              0.250%              0.040%                N/A
 American Funds Growth Fund -- Class 2        0.330%              0.250%              0.020%                N/A
 American Funds Growth-Income Fund --
  Class 2                                     0.280%              0.250%              0.010%                N/A
 American Funds International Fund --
  Class 2                                     0.500%              0.250%              0.040%                N/A
 American Funds New World Fund --
  Class 2                                     0.770%              0.250%              0.050%                N/A

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 1.240%                 N/A              1.240%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 1.080%                 N/A              1.080%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   1.120%                 N/A              1.120%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.580%                 N/A              0.580%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.690%                 N/A              0.690%
 American Funds Bond Fund --Class 2           0.640%                 N/A              0.640%
 American Funds Global Growth Fund --
  Class 2                                     0.820%                 N/A              0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2              1.010%                 N/A              1.010%
 American Funds Growth Fund -- Class 2        0.600%                 N/A              0.600%
 American Funds Growth-Income Fund --
  Class 2                                     0.540%                 N/A              0.540%
 American Funds International Fund --
  Class 2                                     0.790%                 N/A              0.790%
 American Funds New World Fund --
  Class 2                                     1.070%                 N/A              1.070%

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.560%              0.250%              0.110%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.460%                 N/A              0.120%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.460%              0.250%              0.120%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.590%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.650%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.690%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.560%              0.250%              0.120%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.450%              0.250%              0.020%                N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.520%              0.250%              0.180%             0.030%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.360%                 N/A              0.230%             0.010%
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.800%              0.250%              0.260%                N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.600%              0.250%              0.180%                N/A
 Templeton Foreign Securities Fund --
  Class 2                                     0.640%              0.250%              0.150%             0.020%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.470%              0.250%              0.070%                N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.750%              0.250%              0.040%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.610%                 N/A              0.050%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%                 N/A              0.040%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.610%                 N/A              0.040%                N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%                 N/A              0.050%                N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.710%                 N/A              0.040%                N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%                 N/A              0.050%                N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%                 N/A              0.070%                N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.900%                 N/A              0.210%                N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.700%                 N/A              0.050%                N/A
 Hartford Index HLS Fund --Class IA           0.300%                 N/A              0.050%                N/A

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.920%                 N/A              0.920%  (1)
 Fidelity(R) VIP Equity-Income
  Portfolio -- Initial Class                  0.580%                 N/A              0.580%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2                0.830%                 N/A              0.830%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A              0.840%  (2)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A              0.900%  (2)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A              0.940%  (2)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.930%                 N/A              0.930%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2                                     0.720%                 N/A              0.720%
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.980%              0.020%              0.960%  (3)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.600%              0.010%              0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.310%                 N/A              1.310%
 Mutual Shares Securities Fund --
  Class 2                                     1.030%                 N/A              1.030%
 Templeton Foreign Securities Fund --
  Class 2                                     1.060%              0.010%              1.050%  (3)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.790%                 N/A              0.790%
 Templeton Growth Securities Fund --
  Class 2                                     1.040%                 N/A              1.040%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.660%                 N/A              0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.490%                 N/A              0.490%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.650%                 N/A              0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.680%                 N/A              0.680%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                 N/A              0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.690%                 N/A              0.690%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                 N/A              0.810%
 Hartford Global Research HLS Fund --
  Class IA                                    1.110%                 N/A              1.110%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.750%                 N/A              0.750%
 Hartford Index HLS Fund --Class IA           0.350%                 N/A              0.350%

14

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%                 N/A              0.070%                N/A
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.800%                 N/A              0.060%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%                 N/A              0.080%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.700%                 N/A              0.050%                N/A
 Hartford Stock HLS Fund --Class IA           0.470%                 N/A              0.040%                N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%                 N/A              0.050%                N/A
 Hartford Value HLS Fund --Class IA           0.720%                 N/A              0.050%                N/A
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                            0.620%                 N/A              0.290%             0.010%
 Invesco V.I. Capital Development Fund
  -- Series I                                 0.750%                 N/A              0.360%             0.010%
 Invesco V.I. Core Equity Fund --
  Series I                                    0.610%                 N/A              0.290%             0.020%
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 0.670%                 N/A              1.060%             0.640%
 Invesco V.I. International Growth
  Fund -- Series I                            0.710%                 N/A              0.330%             0.020%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 0.730%                 N/A              0.310%             0.030%
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    0.750%                 N/A              0.340%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.500%                 N/A              0.460%                N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       0.750%                 N/A              0.520%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.500%                 N/A              0.430%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                               0.750%                 N/A              0.110%                N/A
 MFS(R) New Discovery Series --
  Initial Class                               0.900%                 N/A              0.130%                N/A
 MFS(R) Research Bond Series --
  Initial Class                               0.500%                 N/A              0.120%                N/A
 MFS(R) Total Return Series --Initial
  Class                                       0.750%                 N/A              0.070%                N/A
 MFS(R) Value Series -- Initial Class         0.750%                 N/A              0.090%                N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    0.660%              0.250%              0.130%                N/A
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           0.640%              0.250%              0.110%                N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              0.660%              0.250%              0.120%                N/A

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                 N/A              0.740%
 Hartford MidCap Value HLS Fund --
  Class IA                                    0.860%                 N/A              0.860%
 Hartford Money Market HLS Fund --
  Class IA                                    0.480%                 N/A              0.480%
 Hartford Small Company HLS Fund --
  Class IA                                    0.750%                 N/A              0.750%
 Hartford Stock HLS Fund --Class IA           0.510%                 N/A              0.510%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.510%                 N/A              0.510%
 Hartford Value HLS Fund --Class IA           0.770%                 N/A              0.770%
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                            0.920%                 N/A              0.920%  (5)
 Invesco V.I. Capital Development Fund
  -- Series I                                 1.120%              0.010%              1.110%  (4)(5)
 Invesco V.I. Core Equity Fund --
  Series I                                    0.920%                 N/A              0.920%  (5)
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 2.370%              1.630%              0.740%  (6)
 Invesco V.I. International Growth
  Fund -- Series I                            1.060%                 N/A              1.060%  (5)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 1.070%                 N/A              1.070%  (5)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    1.090%                 N/A              1.090%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.960%              0.060%              0.900%  (7)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       1.270%              0.120%              1.150%  (8)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.930%                 N/A              0.930%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                               0.860%                 N/A              0.860%
 MFS(R) New Discovery Series --
  Initial Class                               1.030%                 N/A              1.030%
 MFS(R) Research Bond Series --
  Initial Class                               0.620%                 N/A              0.620%
 MFS(R) Total Return Series --Initial
  Class                                       0.820%                 N/A              0.820%
 MFS(R) Value Series -- Initial Class         0.840%                 N/A              0.840%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    1.040%                 N/A              1.040%  (9)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           1.000%                 N/A              1.000%
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              1.030%                 N/A              1.030%

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                 0.710%              0.250%              0.190%                N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                 0.630%              0.250%              0.350%                N/A
 Putnam VT Diversified Income Fund --
  Class IB                                    0.550%              0.250%              0.200%             0.010%
 Putnam VT Equity Income Fund -- Class
  IB                                          0.480%              0.250%              0.160%                N/A
 Putnam VT Global Equity Fund -- Class
  IB                                          0.700%              0.250%              0.210%                N/A
 Putnam VT Growth and Income Fund --
  Class IB                                    0.480%              0.250%              0.160%             0.010%
 Putnam VT High Yield Fund --Class IB         0.570%              0.250%              0.170%                N/A
 Putnam VT Income Fund --Class IB             0.400%              0.250%              0.190%             0.020%
 Putnam VT International Equity Fund
  -- Class IB                                 0.700%              0.250%              0.200%                N/A
 Putnam VT New Opportunities Fund --
  Class IB                                    0.560%              0.250%              0.170%                N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                    0.630%              0.250%              0.220%             0.050%
 Putnam VT Voyager Fund --Class IB            0.560%              0.250%              0.160%             0.080%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                       0.750%              0.350%              0.310%             0.010%
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                       0.720%              0.350%              0.300%             0.010%
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II                                    0.560%              0.250%              0.040%                N/A

                                                               CONTRACTUAL           NET TOTAL
                                          TOTAL ANNUAL         FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                 1.150%                 N/A              1.150%  (10)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  -- Class IB                                 1.230%              0.050%              1.180%
 Putnam VT Diversified Income Fund --
  Class IB                                    1.010%                 N/A              1.010%  (12)
 Putnam VT Equity Income Fund -- Class
  IB                                          0.890%                 N/A              0.890%  (12)
 Putnam VT Global Equity Fund -- Class
  IB                                          1.160%                 N/A              1.160%
 Putnam VT Growth and Income Fund --
  Class IB                                    0.900%                 N/A              0.900%
 Putnam VT High Yield Fund --Class IB         0.990%                 N/A              0.990%
 Putnam VT Income Fund --Class IB             0.860%                 N/A              0.860%
 Putnam VT International Equity Fund
  -- Class IB                                 1.150%                 N/A              1.150%  (11)
 Putnam VT New Opportunities Fund --
  Class IB                                    0.980%                 N/A              0.980%
 Putnam VT Small Cap Value Fund --
  Class IB                                    1.150%                 N/A              1.150%  (12)
 Putnam VT Voyager Fund --Class IB            1.050%                 N/A              1.050%  (11)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                       1.420%                 N/A              1.420%  (13)(14)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                       1.380%                 N/A              1.380%  (13)(15)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II                                    0.850%                 N/A              0.850%  (16)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.



(2) Fidelity Management & Research Company has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% Service Class 2, respectively.



(3) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(4) The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(5) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses to 1.30% of average daily net assets.



(6) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.10% of average daily net assets.



(7) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.

16

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(8)  For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(9) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



(10) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the fund's total annual operating expenses so that those expenses, as percentages of daily net assets would not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.



(11) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.



(12) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(13) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.



(14) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.



(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.

-------------------------------------------------------------------------------

ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO    Seeks long-term growth of capital    AllianceBernstein L.P.
  -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO --  Seeks long-term growth of capital    AllianceBernstein L.P.
  CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO --  Seeks long-term growth of capital    AllianceBernstein L.P.
  CLASS B

18

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND -- CLASS 2         High total return, including income  Capital Research and Management
                                                         and capital gains, consistent with   Company
                                                         the preservation of capital over
                                                         the long term by investing in a
                                                         diversified portfolio of common
                                                         stocks and other equity securities,
                                                         bonds and other intermediate and
                                                         long-term debt securities and money
                                                         market instruments (debt securities
                                                         maturing in one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND --      Produce income exceeding the         Capital Research and Management
  CLASS 2                                                average yield on U.S. stocks         Company
                                                         generally (as represented by the
                                                         average yield on the Standard &
                                                         Poor's 500 Composite Index)and to
                                                         provide an opportunity for growth
                                                         of principal consistent with sound
                                                         common stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2                     Seeks to maximize current income     Capital Research and Management
                                                         and preservation of capital.         Company
 AMERICAN FUNDS GLOBAL GROWTH FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         around the world.
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND --      Seeks to make your investment grow   Capital Research and Management
  CLASS 2                                                over time by investing primarily in  Company
                                                         stocks of smaller companies located
                                                         around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2                   Seeks to make your investment grow   Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies that appear to
                                                         offer superior opportunities for
                                                         growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         and provide you with income over     Company
                                                         time by investing primarily in
                                                         common stocks or other securities
                                                         that demonstrate the potential for
                                                         appreciation and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         outside the United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS 2                Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         stocks of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO -- SERVICE      Seeks long-term capital              Fidelity Management & Research
  CLASS 2                                                appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO -- INITIAL      Seeks reasonable income. Fund will   Fidelity Management & Research
  CLASS                                                  also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO -- SERVICE      Seeks reasonable income. Fund will   Fidelity Management & Research
  CLASS 2                                                also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO -- SERVICE CLASS 2    Long-term growth of capital with     Fidelity Management & Research
                                                         current income as a secondary        Company
                                                         consideration                        Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND -- CLASS 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital
                                                         appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2     Seeks long-term total return         Franklin Advisory Services, LLC
 FRANKLIN STRATEGIC INCOME SECURITIES FUND -- CLASS 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal
 MUTUAL GLOBAL DISCOVERY SECURITIES FUND -- CLASS 2 (1)  Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 TEMPLETON FOREIGN SECURITIES FUND -- CLASS 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 TEMPLETON GLOBAL BOND SECURITIES FUND -- CLASS 2 (2)    Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND -- CLASS 2             Seeks long-term capital growth       Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA      Seeks capital appreciation           HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP

20

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS   Seeks to maximize total return       HL Investment Advisors, LLC
  IA                                                     while providing shareholders with a  Sub-advised by Hartford Investment
                                                         high level of current income         Management Company
                                                         consistent with prudent investment
                                                         risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA                  Seeks maximum long-term total        HL Investment Advisors, LLC
                                                         return                               Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IA      Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IA        Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IA       Seeks a high level of current        HL Investment Advisors, LLC
                                                         income consistent with growth of     Sub-advised by Wellington
                                                         capital                              Management Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND -- CLASS IA (3)         Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND -- CLASS IA (4)       Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS IA                Seeks high current income with       HL Investment Advisors, LLC
                                                         growth of capital as a secondary     Sub-advised by Hartford Investment
                                                         objective                            Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA                     Seeks to provide investment results  HL Investment Advisors, LLC
                                                         which approximate the price and      Sub-advised by Hartford Investment
                                                         yield performance of publicly        Management Company
                                                         traded common stocks in the
                                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS  Seeks long-term growth of capital    HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND -- CLASS IA +            Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD MONEY MARKET HLS FUND -- CLASS IA              Maximum current income consistent    HL Investment Advisors, LLC
                                                         with liquidity and preservation of   Sub-advised by Hartford Investment
                                                         capital                              Management Company
 HARTFORD SMALL COMPANY HLS FUND -- CLASS IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP and
                                                                                              Hartford Investment Management
                                                                                              Company
 HARTFORD STOCK HLS FUND -- CLASS IA                     Seeks long-term growth of capital    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA         Seeks a competitive total return,    HL Investment Advisors, LLC
                                                         with income as a secondary           Sub-advised by Hartford Investment
                                                         objective                            Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA                     Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS (5)
 INVESCO V.I. CAPITAL APPRECIATION FUND -- SERIES I (6)  Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. CAPITAL DEVELOPMENT FUND -- SERIES I (7)   Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. CORE EQUITY FUND -- SERIES I (8)           Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. GLOBAL MULTI-ASSET FUND -- SERIES I (9)    Seeks to provide total return        Invesco Advisers, Inc.
                                                         consistent with a moderate level of
                                                         risk relative to the broad stock
                                                         market
 INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES I      Seeks long-term growth of capital    Invesco Advisers, Inc.
  (10)
 INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES I (11)  Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES I (12)     Seeks long-term growth of capital    Invesco Advisers, Inc.
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO -- CLASS VC        High current income and capital      Lord, Abbett & Co. LLC
                                                         appreciation to produce the
                                                         opportunity for a high total return
 LORD ABBETT CAPITAL STRUCTURE PORTFOLIO -- CLASS VC     Current income and capital           Lord, Abbett & Co. LLC
  (13)                                                   appreciation
 LORD ABBETT GROWTH AND INCOME PORTFOLIO -- CLASS VC     Long-term growth of capital and      Lord, Abbett & Co. LLC
                                                         income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES -- INITIAL CLASS          Seeks capital appreciation           MFS Investment Management
 MFS(R) NEW DISCOVERY SERIES -- INITIAL CLASS            Seeks capital appreciation           MFS Investment Management
 MFS(R) RESEARCH BOND SERIES -- INITIAL CLASS            Total return with an emphasis on     MFS Investment Management
                                                         high current income, but also
                                                         considering capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL CLASS             Seeks total return                   MFS Investment Management
 MFS(R) VALUE SERIES -- INITIAL CLASS                    Seeks capital appreciation           MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- SERVICE     Seeks to achieve capital             OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing in
                                                         securities of well-known
                                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA -- SERVICE        Seeks long-term capital              OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations
                                                         which are considered to have
                                                         appreciation possibilities.

22

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
FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET FUND(R)/VA -- SERVICE SHARES    Seeks a high total return (which     OppenheimerFunds, Inc.
                                                         includes growth in the value of its
                                                         shares as well as current income)
                                                         from equity and debt securities.
                                                         From time to time the Fund may
                                                         focus on small to medium
                                                         capitalization common stocks, bonds
                                                         and convertible securities.
 OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA --         The Fund seeks capital appreciation  OppenheimerFunds, Inc.
  SERVICE SHARES                                         from investing mainly in small
                                                         company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND -- CLASS IB        Long term growth of capital          Putnam Investment Management, LLC
 PUTNAM VT DIVERSIFIED INCOME FUND -- CLASS IB           As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB                Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS IB ++             Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB            Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT HIGH YIELD FUND -- CLASS IB                   High current income. Capital growth  Putnam Investment Management, LLC is a secondary goal when consistent
                                                         with achieving high current income
 PUTNAM VT INCOME FUND -- CLASS IB                       High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                                         be prudent risk
 PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB         Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IB            Long-term capital appreciation       Putnam Investment Management, LLC
 PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB              Capital appreciation                 Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IB                      Capital appreciation                 Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH PORTFOLIO -- CLASS II  Long-term capital growth by          Morgan Stanley Investment
  (14)                                                   investing primarily in common        Management Inc.
                                                         stocks and other equity securities
 VAN KAMPEN -- UIF U.S. MID CAP VALUE PORTFOLIO --       Above-average total return over a    Morgan Stanley Investment
  CLASS II (15)                                          market cycle of three to five years  Management Inc., doing business in
                                                         by investing in common stocks and    certain instances as Van Kampen
                                                         other equity securities
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO -- CLASS II (16)      Seeks capital growth and income      Van Kampen Asset Management
                                                         through investments in equity
                                                         securities, including common
                                                         stocks, preferred stocks and
                                                         securities convertible into common
                                                         and preferred stocks



+ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004
++ Closed to all premium payments and transfers of account value for all policies issued on or after 5/1/2006

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NOTES



(1)  Formerly Mutual Discovery Securities Fund -- Class 2



(2)  Formerly Templeton Global Income Securities Fund -- Class 2



(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(4)  Formerly Hartford Global Equity HLS Fund -- Class IA



(5)  Formerly AIM Variable Insurance Funds



(6)  Formerly AIM V.I. Capital Appreciation Fund -- Series I



(7)  Formerly AIM V.I. Capital Development Fund -- Series I



(8)  Formerly AIM V.I. Core Equity Fund -- Series I



(9)  Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I



(10) Formerly AIM V.I. International Growth Fund -- Series I



(11) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I



(12) Formerly AIM V.I. Small Cap Equity Fund -- Series I



(13) Formerly Lord Abbett America's Value Portfolio -- Class VC



(14) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.



(15) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(16) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. Risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instructions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise

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24

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directed, investment instructions will be automatically updated to reflect the
Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Invesco Advisors, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2009, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed $4,284,200. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load. The amount allocated after the deduction is called your Net Premium.

FRONT-END SALES LOAD

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current sales load is 4.75%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. The maximum sales load is 6.75%.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The first year sales load is 8%. The current sales load after year 1 is 4%. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. The maximum sales load is 8% in policy years 1 through 20 and 6% thereafter. In Oregon, the first year sales load is 10%. The current sales load in Oregon for all polices after year 1 is 6%. The maximum sales load in Oregon is 10% in policy years 1 through 20 and 8% thereafter.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on 125% of the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue age, sex, risk class and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. The current monthly administrative charge is $7.50 for initial Face Amounts of $100,000 and above. The current charge for initial Face Amounts below $100,000 is $10 per month. The maximum administrative charge is $10 per month for all initial Face Amounts.

MORTALITY AND EXPENSE RISK CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) mortality and expense risk charge is 0.0625% of your Account Value in the Sub-Accounts, and the maximum rate is 0.075% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 0.0208% and the maximum rate is 0.0333% of your Account Value in the Sub-Accounts. After the 20th policy year there is no charge.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0625% of your Account Value in the Sub-Accounts. During policy years 11 to 20, the current rate is 0.0208% and the

26

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maximum rate is 0.0417% of your Account Value in the Sub-Accounts. After the
20th policy year there is no charge.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

-   7 years after you purchase your policy; and

- 7 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option, issue age or age at time of a Face Amount increase, sex and insurance class. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

The amount of surrender charge is individualized based on the Insured's age, sex, and insurance class on the date of issue. The surrender charges by policy year are shown in your policy. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


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ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.



RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

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28

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WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuty contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Poliocy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

    - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

    - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

    - Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

    - However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. For example, Voice Response Unit, Internet or same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


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We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist as an underlying Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

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In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the maximum amount transferred in any Policy Year will be the greater of $1,000 or 25% of the Accumulated Value in the Fixed Account on the date of the transfer. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is in effect. A non variable paid up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect. (Hartford Life Insurance Policies Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do

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not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction of Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premiums. Under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy inforce if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER (AVAILABLE FOR POLICIES ISSUED AFTER MARCH 12, 2007) -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of

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premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coverage in various combinations for your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider. The rider terminates following the insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.

ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300 (one time charge when rider exercised). For policies issued in New York, the rider is only available when the LifeAccess Accelerated Benefit Rider is purchased.

LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. At your request the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including a written certification from a Licensed Health Care Practitioner that the Insured is Chronically Ill. The certification must also state that the insured is in need of services under a plan and that such services are likely to be needed for the rest of the insured's life. In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. We will provide you prior written notice of any such restrictions or limitations and you may terminate this rider at anytime. This rider is only available at Policy issuance and there is a charge for this rider.

NO-LAPSE GUARANTEE RIDERS

ENHANCED NO-LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No-Lapse Guarantee" that will provide a minimum level of death benefit protection for a limited time after your policy would have otherwise terminated. The built-in No-Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No-Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No-Lapse Guarantee will remain in effect. This period of time is called the "No-Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No-Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No-Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No-Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No-Lapse Guarantee Period to age 90.

LIFETIME NO-LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No-Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No-Lapse Guarantee, the Enhanced No-Lapse Guarantee Rider, and the Lifetime No-Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

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Riders may not be available in all states.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

- Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi- annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

- Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

- An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

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Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

Hartford Equity Sales Company, Inc., ("HESCO"), our affiliate, serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are Financial Professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium from policy year 1. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium and 2% on premiums above the Target Premium.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the target premium. During the first Policy Year the maximum commission we pay for premium in excess of the target premium is 4.97%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the maximum commission we pay is 5% of premiums paid up to Target Premium and 3% in excess of the Target Premium.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

       - ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments among other things to encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

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
ADDITIONAL PAYMENT TYPE                                               WHAT PAYMENT IS USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Asset-based Commissions             We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or assets under management targets.
Marketing Expense Allowances        We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and operational expenses associated with the policies.
Gifts and Entertainment             We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments                We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b)
                                    Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/ participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances)
                                    for providing assistance in promoting the sale of our variable products.
Marketing Efforts                   We pay for special marketing and distribution benefits such as: inclusion of our products on
                                    Financial Intermediary's "preferred list"; participation in or visibility at national and regional conferences; access to Financial Professionals; links to our website from the
                                    Financial Intermediary websites; and articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2010, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A. G. Edwards & Sons, Inc., Advantage Capital Corporation, American Portfolios Financial Services, Arvest Asset Management, AXA Advisors, LLC, Banc of America Investment Services, BBVA Investments, Inc., BOSC, Inc., Cadaret Grant & Co. Inc., Capital Analysts, Incorporated CCO Investment Services Corporation, Centara Capital Securities, Inc., Chase Investment Services, Citicorp Investment Services, Citigroup Global Markets Inc., Comerica Securities, Inc., Commonwealth Equity Services, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., CORE Group, County Club Financial Services, Inc., Delta Trust Investments, Inc., Edward D. Jones & Company, Excel Securities & Associates, Inc., Fifth Third Securities, Inc., Financial Independence Group, Inc., Financial Network Investment Corporation, First Allied Securities, Inc., First Global Securities, Inc., First Heartland Capital Inc., First Midwest Securities, Foothill Securities, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Great American Investors, Inc., H. Beck, Inc., H.D. Vest Investment Securities, Inc. & Affiliates, Hilliard Lyons, HRC Investment Services, Inc., HSBC Securities USA, Inc., Huntington Investment Company, IFG, IBN Financial Services, Inc., IFC Holdings, Inc., Independent Financial Group, LLC, Infinex Investments, Inc., Invest Financial Corporation, Investacorp, Inc., Investors Capital Corporation, J.J.B. Hilliard, W.L. Lyons, LLC, Janney Montgomery Scott, John L. Wortham & Son Investments, Inc., Key Investment Services, LLC, Kovack Securities, Inc., Legend Equities Corporation, Legend Merchant Group, Inc., LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Midwest Financial Group Brokerage Services, Inc., MML Investors Services, Inc., Money Concepts Capital Corporation, Morgan Keedgan & Company, Inc., MorganStanley SmithBarney LLC, National City Investments Corporation, New World Financial, Inc., Next Financial Group, Inc., NFP Securities, Inc., Ogilivie Securities Advisors Corporation, People's Securities, Inc., PNC Investments, LLC, PrimeVest Financial Services, Inc., Questar Capital Corporation, Raymond James & Associates, Raymond James Financial Services, RBC Capital Markets Corporation, RMIN Securities, Inc., Robert W. Baird & Company, Inc., Royal Alliance Associates, Sage Rutty & Company, Inc., Sagepoint Financial, Inc., Securities America, Inc., Stanley Laman Group Securities, LLC, Steadfast Capital Markets Group, LLC, Stephens, Inc., Summit Brokerage Services, Inc., The Investment Center, Inc., Todd A. Slingerland, Transamerica Financial Advisors, Trubee Collins & Company, Inc., UBS Financial Services, Inc., United Brokerage Services, Inc., United Planners Financial Services, US Bancorp Investments, Inc., Uvest Financial Services Group, Inc., Vanderbuilt Securities, LLC, Wachovia Insurance Services Broker Dealer, Inc., Wall Street Financial Group, Wells Fargo Advisors, LLC PCG, Wells Fargo Investments, LLC, Woodbury Financial Services, Inc., World Financial Group, Wortham.

36

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.


After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

Any premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the

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premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers

38

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received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.


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                                                                          39

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In addition, you may change from Option B (Return of Account Value Option) to
Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT

                                                                A          B
--------------------------------------------------------------------------------
 Face Amount                                                  $50,000    $50,000
 Account Value                                                 23,000     17,000
 Specified Percentage                                            250%       250%
 Death Benefit Option                                           Level      Level

In Example A, the death benefit equals $57,500, i.e., the greater of $50,000 (the Face Amount) or $57,500 (the Account Value at the date of death of $23,000, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $50,000, i.e., the greater of $50,000 (the Face Amount) or $42,500 (the Account Value of $17,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the monthly deduction amount for the first month after the effective date of the increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each partial withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement

40

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of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                           PORTION OF                  INTEREST RATE
DURING POLICY YEARS       INDEBTEDNESS                    CHARGED
--------------------------------------------------------------------------------
        1-10                  All                            5%
    11 and later           Preferred                       3.25%
                         Non-Preferred                     4.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available.

If the policy goes into default, we will send you a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.

We will keep your policy in force for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of

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the Grace Period, the policy will terminate. If the insured dies during the
Grace Period, we will pay the death proceeds.

NO LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No Lapse Guarantee is available. The No Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 75 or less;

-   The No Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No Lapse Guarantee Period is:

-   20 years or to an insured age 75 or if sooner, but never less than 5 years.

-   to age 75 on policies issued to an insured between the ages of 66 and 69; or

-   5 years on policies issued to an insured between the ages of 70 and 75.

While the No Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No Lapse Guarantee Premium, which will be used in calculating the Cumulative No Lapse Guarantee Premium in subsequent months.

ENHANCED NO LAPSE GUARANTEE RIDER -- If you select the Enhanced No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

With the Enhanced No Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No Lapse Guarantee remains available under the Enhanced No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

LIFETIME NO LAPSE GUARANTEE RIDER -- If you select the Lifetime No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No Lapse Guarantee remains available under the Lifetime No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

-   the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

-   any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.

GRACE PERIOD FOR LIFETIME NO LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity Date, a No Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the Lifetime No Lapse Guarantee and will tell you the amount of premium you need to pay to continue the Lifetime No Lapse Guarantee.

The Lifetime No Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the Lifetime No Lapse Guarantee Grace Period. You will receive a written notification of the change and the Lifetime No Lapse Guarantee will never again be available or in effect on the policy. Loss of the No Lapse Guarantee at the end of the No Lapse Guarantee Grace Period does not automatically cause the policy to terminate; however the policy will terminate if the continued existence of the No Lapse Guarantee was what was preventing the policy from terminating.

The No Lapse Guarantee Grace Period is only available to the Lifetime No Lapse Guarantee Rider.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

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-   You submit satisfactory evidence of insurability to us;

- any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

-   the Cash Value at the time of policy termination; plus

- net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

- the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into

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account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

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-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in

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Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either (i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

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    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement

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benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is

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more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


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RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in the Statement of Additional Information (SAI). In addition we have included the following:


Hartford Life Insurance Company Policies:


We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010 in the SAI.



To receive a copy of the SAI free of charge, call your Financial Professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999


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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY) -- Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load.

NO-LAPSE GUARANTEE PREMIUM: The amount of monthly premium required to keep the No-Lapse guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative No-Lapse Guarantee Premium.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.


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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-3072-03

811-07329

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG PROTECTOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2010



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2010

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           4


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 30, 2010 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2009: $22,303,405; 2008:
$56,056,068; and; 2007: $82,444,333. HESCO did not retain any of these underwriting commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation.

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4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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This compensation is usually paid from sales charges described in the
Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2009 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account VL I as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP          INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO       GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                   896,169                580,369                206,307                87,918
                                             ===========             ==========             ==========            ==========
  Cost:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                               $20,418,766             $9,834,930             $4,691,689            $2,194,818
                                             ===========             ==========             ==========            ==========
  Market Value:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                               $13,030,298             $7,753,732             $3,406,124            $1,787,381
 Due from Hartford Life and Annuity
  Insurance Company                                5,136                  2,357                     --                    74
 Receivable from fund shares sold                     --                     --                  3,400                    --
 Other assets                                         --                     --                     --                    --
                                             -----------             ----------             ----------            ----------
 Total Assets                                 13,035,434              7,756,089              3,409,524             1,787,455
                                             -----------             ----------             ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                  3,400                    --
 Payable for fund shares purchased                 5,136                  2,357                     --                    74
 Other liabilities                                    --                     --                     --                    --
                                             -----------             ----------             ----------            ----------
 Total Liabilities                                 5,136                  2,357                  3,400                    74
                                             -----------             ----------             ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,030,298             $7,753,732             $3,406,124            $1,787,381
                                             ===========             ==========             ==========            ==========

                                             AIM V.I.            AIM V.I.            AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL        MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND          EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                   --                  --
   Class IB                                         --                  --                   --                  --
   Other class                                  73,278              58,580            1,484,434             239,769
                                            ==========          ==========          ===========          ==========
  Cost:
   Class IA                                         --                  --                   --                  --
   Class IB                                         --                  --                   --                  --
   Other class                              $1,891,811          $1,305,324          $18,450,472          $3,188,742
                                            ==========          ==========          ===========          ==========
  Market Value:
   Class IA                                         --                  --                   --                  --
   Class IB                                         --                  --                   --                  --
   Other class                              $1,826,077          $1,523,674          $16,210,018          $3,083,436
 Due from Hartford Life and Annuity
  Insurance Company                                103                 813               12,016              11,540
 Receivable from fund shares sold                   --                  --                   --                  --
 Other assets                                       --                  --                   --                  --
                                            ----------          ----------          -----------          ----------
 Total Assets                                1,826,180           1,524,487           16,222,034           3,094,976
                                            ----------          ----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --                   --                  --
 Payable for fund shares purchased                 103                 813               12,016              11,540
 Other liabilities                                  --                  --                   --                  --
                                            ----------          ----------          -----------          ----------
 Total Liabilities                                 103                 813               12,016              11,540
                                            ----------          ----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,826,077          $1,523,674          $16,210,018          $3,083,436
                                            ==========          ==========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                            AMERICAN FUNDS
                                              AIM V.I.             AIM V.I.          AMERICAN FUNDS            BLUE CHIP
                                              CAPITAL          POWERSHARES ETF            ASSET               INCOME AND
                                          DEVELOPMENT FUND     ALLOCATION FUND       ALLOCATION FUND          GROWTH FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                  --                     --                     --
   Class IB                                          --                  --                     --                     --
   Other class                                  110,927              23,633              5,169,900              5,059,373
                                             ==========            ========            ===========            ===========
  Cost:
   Class IA                                          --                  --                     --                     --
   Class IB                                          --                  --                     --                     --
   Other class                               $1,865,071            $308,717            $84,604,903            $52,281,474
                                             ==========            ========            ===========            ===========
  Market Value:
   Class IA                                          --                  --                     --                     --
   Class IB                                          --                  --                     --                     --
   Other class                               $1,252,368            $323,777            $75,739,040            $42,043,390
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   5                  8,802                     --
 Receivable from fund shares sold                    --                  --                     --                  4,204
 Other assets                                        --                  --                     --                     --
                                             ----------            --------            -----------            -----------
 Total Assets                                 1,252,368             323,782             75,747,842             42,047,594
                                             ----------            --------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                     --                  4,204
 Payable for fund shares purchased                   --                   5                  8,802                     --
 Other liabilities                                   --                  --                      1                      1
                                             ----------            --------            -----------            -----------
 Total Liabilities                                   --                   5                  8,803                  4,205
                                             ----------            --------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,252,368            $323,777            $75,739,039            $42,043,389
                                             ==========            ========            ===========            ===========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                      --                      --
   Class IB                                           --                     --                      --                      --
   Other class                                 5,793,107              2,859,818               4,006,089               5,060,730
                                             ===========            ===========            ============            ============
  Cost:
   Class IA                                           --                     --                      --                      --
   Class IB                                           --                     --                      --                      --
   Other class                               $64,595,832            $49,540,807            $202,708,244            $172,445,232
                                             ===========            ===========            ============            ============
  Market Value:
   Class IA                                           --                     --                      --                      --
   Class IB                                           --                     --                      --                      --
   Other class                               $59,263,485            $55,766,449            $184,680,713            $157,793,573
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  3,965                     663                     872
 Receivable from fund shares sold                242,071                     --                      --                      --
 Other assets                                         --                     --                      22                      --
                                             -----------            -----------            ------------            ------------
 Total Assets                                 59,505,556             55,770,414             184,681,398             157,794,445
                                             -----------            -----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              242,071                     --                      --                      --
 Payable for fund shares purchased                    --                  3,965                     663                     872
 Other liabilities                                    --                      8                      --                      12
                                             -----------            -----------            ------------            ------------
 Total Liabilities                               242,071                  3,973                     663                     884
                                             -----------            -----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $59,263,485            $55,766,441            $184,680,735            $157,793,561
                                             ===========            ===========            ============            ============

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                         INTERNATIONAL FUND      NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                     --                     --
   Class IB                                          --                    --                     --                     --
   Other class                                4,167,651             1,679,962              1,688,787                112,526
                                            ===========           ===========            ===========            ===========
  Cost:
   Class IA                                          --                    --                     --                     --
   Class IB                                          --                    --                     --                     --
   Other class                              $74,578,004           $30,337,849            $29,852,761             $1,912,535
                                            ===========           ===========            ===========            ===========
  Market Value:
   Class IA                                          --                    --                     --                     --
   Class IB                                          --                    --                     --                     --
   Other class                              $71,308,500           $33,414,455            $29,975,974             $1,462,845
 Due from Hartford Life and Annuity
  Insurance Company                               3,977                    --                    478                     --
 Receivable from fund shares sold                    --                 5,514                     --                  1,345
 Other assets                                         4                    --                      9                     --
                                            -----------           -----------            -----------            -----------
 Total Assets                                71,312,481            33,419,969             29,976,461              1,464,190
                                            -----------           -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 5,514                     --                  1,345
 Payable for fund shares purchased                3,977                    --                    478                     --
 Other liabilities                                   --                    --                     --                     --
                                            -----------           -----------            -----------            -----------
 Total Liabilities                                3,977                 5,514                    478                  1,345
                                            -----------           -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $71,308,504           $33,414,455            $29,975,983             $1,462,845
                                            ===========           ===========            ===========            ===========

                                            FIDELITY VIP
                                               EQUITY             FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                            INCOME FUND            CONTRAFUND             OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                                1,974,013             1,614,820               129,342               797,875
                                            ===========           ===========           ===========           ===========
  Cost:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                              $44,651,442           $44,940,594            $2,501,798           $25,303,292
                                            ===========           ===========           ===========           ===========
  Market Value:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                              $33,117,665           $32,764,696            $1,946,602           $20,026,667
 Due from Hartford Life and Annuity
  Insurance Company                               4,131                 3,221                    --                 4,880
 Receivable from fund shares sold                    --                    --                    --                    --
 Other assets                                        --                    --                     1                    --
                                            -----------           -----------           -----------           -----------
 Total Assets                                33,121,796            32,767,917             1,946,603            20,031,547
                                            -----------           -----------           -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                    --                    --
 Payable for fund shares purchased                4,131                 3,221                    --                 4,880
 Other liabilities                                    8                    --                    --                     1
                                            -----------           -----------           -----------           -----------
 Total Liabilities                                4,139                 3,221                    --                 4,881
                                            -----------           -----------           -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $33,117,657           $32,764,696            $1,946,603           $20,026,666
                                            ===========           ===========           ===========           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP             FRANKLIN
                                           FREEDOM 2010         FREEDOM 2020         FREEDOM 2030              INCOME
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                   --                      --
   Class IB                                         --                   --                   --                      --
   Other class                                  65,302               63,782               15,680               2,319,719
                                             =========            =========            =========            ============
  Cost:
   Class IA                                         --                   --                   --                      --
   Class IB                                         --                   --                   --                      --
   Other class                                $631,188             $539,622             $119,965             $38,657,035
                                             =========            =========            =========            ============
  Market Value:
   Class IA                                         --                   --                   --                      --
   Class IB                                         --                   --                   --                      --
   Other class                                $636,037             $604,655             $141,119             $32,754,438
 Due from Hartford Life and Annuity
  Insurance Company                                 35                   --                   --                   2,591
 Receivable from fund shares sold                   --                   --                   --                      --
 Other assets                                       --                   --                   --                       1
                                             ---------            ---------            ---------            ------------
 Total Assets                                  636,072              604,655              141,119              32,757,030
                                             ---------            ---------            ---------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                   --                      --
 Payable for fund shares purchased                  35                   --                   --                   2,591
 Other liabilities                                  --                   --                   --                      --
                                             ---------            ---------            ---------            ------------
 Total Liabilities                                  35                   --                   --                   2,591
                                             ---------            ---------            ---------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $636,037             $604,655             $141,119             $32,754,439
                                             =========            =========            =========            ============

                                               FRANKLIN               FRANKLIN
                                              SMALL CAP               STRATEGIC                                     TEMPLETON
                                                VALUE                  INCOME              MUTUAL SHARES             FOREIGN
                                           SECURITIES FUND         SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                     --                      --                   --
   Class IB                                            --                     --                      --                   --
   Other class                                  1,778,920                586,958               2,998,842                6,755
                                             ============            ===========            ============            =========
  Cost:
   Class IA                                            --                     --                      --                   --
   Class IB                                            --                     --                      --                   --
   Other class                                $27,276,228             $6,621,107             $54,954,681              $91,274
                                             ============            ===========            ============            =========
  Market Value:
   Class IA                                            --                     --                      --                   --
   Class IB                                            --                     --                      --                   --
   Other class                                $22,716,813             $7,207,844             $43,723,110              $90,859
 Due from Hartford Life and Annuity
  Insurance Company                                 2,856                 13,757                   6,596                  660
 Receivable from fund shares sold                      --                     --                      --                   --
 Other assets                                           1                     --                       1                   --
                                             ------------            -----------            ------------            ---------
 Total Assets                                  22,719,670              7,221,601              43,729,707               91,519
                                             ------------            -----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                     --                      --                   --
 Payable for fund shares purchased                  2,856                 13,757                   6,596                  660
 Other liabilities                                     --                     --                      --                   --
                                             ------------            -----------            ------------            ---------
 Total Liabilities                                  2,856                 13,757                   6,596                  660
                                             ------------            -----------            ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $22,716,814             $7,207,844             $43,723,111              $90,859
                                             ============            ===========            ============            =========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              TEMPLETON               MUTUAL                TEMPLETON               HARTFORD
                                               GROWTH            GLOBAL DISCOVERY          GLOBAL BOND              ADVISERS
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND            HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (B)        SUB-ACCOUNT (C)          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --               4,756,186
   Class IB                                           --                     --                     --                      --
   Other class                                   989,407              1,100,173                981,952                      --
                                             ===========            ===========            ===========            ============
  Cost:
   Class IA                                           --                     --                     --            $115,760,055
   Class IB                                           --                     --                     --                      --
   Other class                               $14,512,074            $23,481,796            $16,473,637                      --
                                             ===========            ===========            ===========            ============
  Market Value:
   Class IA                                           --                     --                     --             $83,108,523
   Class IB                                           --                     --                     --                      --
   Other class                               $10,289,834            $20,694,262            $17,017,234                      --
 Due from Hartford Life and Annuity
  Insurance Company                                2,115                  3,079                  9,513                  35,608
 Receivable from fund shares sold                     --                     --                     --                      --
 Other assets                                         --                      1                     --                       6
                                             -----------            -----------            -----------            ------------
 Total Assets                                 10,291,949             20,697,342             17,026,747              83,144,137
                                             -----------            -----------            -----------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                     --                      --
 Payable for fund shares purchased                 2,115                  3,079                  9,513                  35,608
 Other liabilities                                    --                     --                     --                      --
                                             -----------            -----------            -----------            ------------
 Total Liabilities                                 2,115                  3,079                  9,513                  35,608
                                             -----------            -----------            -----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $10,289,834            $20,694,263            $17,017,234             $83,108,529
                                             ===========            ===========            ===========            ============

                                               HARTFORD                HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                  CAPITAL                 DIVIDEND                GLOBAL
                                             RETURN BOND             APPRECIATION             AND GROWTH              ADVISERS
                                               HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    11,233,455               5,254,462               5,954,476                80,926
   Class IB                                            --                      --                      --                    --
   Other class                                         --                      --                      --                    --
                                             ============            ============            ============            ==========
  Cost:
   Class IA                                  $128,991,004            $250,042,394            $117,843,835            $1,012,964
   Class IB                                            --                      --                      --                    --
   Other class                                         --                      --                      --                    --
                                             ============            ============            ============            ==========
  Market Value:
   Class IA                                  $118,811,784            $192,446,618            $104,501,407              $843,037
   Class IB                                            --                      --                      --                    --
   Other class                                         --                      --                      --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                21,312                      --                   7,634                    --
 Receivable from fund shares sold                      --                  38,952                      --                    --
 Other assets                                          --                     125                      21                    --
                                             ------------            ------------            ------------            ----------
 Total Assets                                 118,833,096             192,485,695             104,509,062               843,037
                                             ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                  38,952                      --                    --
 Payable for fund shares purchased                 21,312                      --                   7,634                    --
 Other liabilities                                     16                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Liabilities                                 21,328                  38,952                   7,634                    --
                                             ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $118,811,768            $192,446,743            $104,501,428              $843,037
                                             ============            ============            ============            ==========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        HARTFORD               HARTFORD
                                             HARTFORD             HARTFORD             DISCIPLINED              GROWTH
                                          GLOBAL EQUITY        GLOBAL GROWTH             EQUITY              OPPORTUNITIES
                                             HLS FUND             HLS FUND              HLS FUND               HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    41,018                74,043              1,380,956              1,052,334
   Class IB                                        --                    --                     --                     --
   Other class                                     --                    --                     --                     --
                                             ========            ==========            ===========            ===========
  Cost:
   Class IA                                  $384,999            $1,066,069            $16,358,528            $29,570,931
   Class IB                                        --                    --                     --                     --
   Other class                                     --                    --                     --                     --
                                             ========            ==========            ===========            ===========
  Market Value:
   Class IA                                  $355,719            $1,015,051            $14,464,137            $23,153,130
   Class IB                                        --                    --                     --                     --
   Other class                                     --                    --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                --                    --                     --                     --
 Receivable from fund shares sold                  --                    56                 10,207                  4,643
 Other assets                                      --                    --                      8                      1
                                             --------            ----------            -----------            -----------
 Total Assets                                 355,719             1,015,107             14,474,352             23,157,774
                                             --------            ----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    56                 10,207                  4,643
 Payable for fund shares purchased                 --                    --                     --                     --
 Other liabilities                                 --                    --                     --                     --
                                             --------            ----------            -----------            -----------
 Total Liabilities                                 --                    56                 10,207                  4,643
                                             --------            ----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $355,719            $1,015,051            $14,464,145            $23,153,131
                                             ========            ==========            ===========            ===========

                                                                                          HARTFORD               HARTFORD
                                             HARTFORD              HARTFORD             INTERNATIONAL          INTERNATIONAL
                                            HIGH YIELD               INDEX              SMALL COMPANY          OPPORTUNITIES
                                             HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     65,948              2,080,678              1,054,960              3,535,550
   Class IB                                         --                     --                     --                     --
   Other class                                      --                     --                     --                     --
                                             =========            ===========            ===========            ===========
  Cost:
   Class IA                                   $541,088            $68,077,258            $15,251,925            $47,412,808
   Class IB                                         --                     --                     --                     --
   Other class                                      --                     --                     --                     --
                                             =========            ===========            ===========            ===========
  Market Value:
   Class IA                                   $523,323            $48,303,228            $11,905,298            $38,937,455
   Class IB                                         --                     --                     --                     --
   Other class                                      --                     --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                993                     --                  1,291                 18,286
 Receivable from fund shares sold                   --                 18,912                     --                     --
 Other assets                                       --                     --                     --                      5
                                             ---------            -----------            -----------            -----------
 Total Assets                                  524,316             48,322,140             11,906,589             38,955,746
                                             ---------            -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                 18,912                     --                     --
 Payable for fund shares purchased                 993                     --                  1,291                 18,286
 Other liabilities                                  --                     --                     --                     --
                                             ---------            -----------            -----------            -----------
 Total Liabilities                                 993                 18,912                  1,291                 18,286
                                             ---------            -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $523,323            $48,303,228            $11,905,298            $38,937,460
                                             =========            ===========            ===========            ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD                HARTFORD               HARTFORD
                                               MIDCAP              MIDCAP VALUE            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    2,851,599              1,522,532             107,017,725              2,109,267
   Class IB                                           --                     --                      --                     --
   Other class                                        --                     --                      --                     --
                                             ===========            ===========            ============            ===========
  Cost:
   Class IA                                  $61,886,109            $18,989,980            $107,017,725            $32,591,368
   Class IB                                           --                     --                      --                     --
   Other class                                        --                     --                      --                     --
                                             ===========            ===========            ============            ===========
  Market Value:
   Class IA                                  $60,232,978            $12,680,406            $107,017,725            $30,013,162
   Class IB                                           --                     --                      --                     --
   Other class                                        --                     --                      --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  1,372                      --                     --
 Receivable from fund shares sold                  5,076                     --                 130,902                  2,431
 Other assets                                         --                     --                      --                     --
                                             -----------            -----------            ------------            -----------
 Total Assets                                 60,238,054             12,681,778             107,148,627             30,015,593
                                             -----------            -----------            ------------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                5,076                     --                 130,902                  2,431
 Payable for fund shares purchased                    --                  1,372                      --                     --
 Other liabilities                                     2                     --                      --                      7
                                             -----------            -----------            ------------            -----------
 Total Liabilities                                 5,078                  1,372                 130,902                  2,438
                                             -----------            -----------            ------------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $60,232,976            $12,680,406            $107,017,725            $30,013,155
                                             ===========            ===========            ============            ===========

                                                                      HARTFORD               HARTFORD
                                               HARTFORD            U.S. GOVERNMENT             VALUE              LORD ABBETT
                                                STOCK                SECURITIES            OPPORTUNITIES        AMERICA'S VALUE
                                               HLS FUND               HLS FUND               HLS FUND              PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     2,246,671              1,350,548                867,082                    --
   Class IB                                            --                     --                     --                    --
   Other class                                         --                     --                     --               542,521
                                             ============            ===========            ===========            ==========
  Cost:
   Class IA                                  $131,457,475            $14,481,047            $14,966,686                    --
   Class IB                                            --                     --                     --                    --
   Other class                                         --                     --                     --            $7,807,464
                                             ============            ===========            ===========            ==========
  Market Value:
   Class IA                                   $81,110,976            $14,225,191            $11,057,609                    --
   Class IB                                            --                     --                     --                    --
   Other class                                         --                     --                     --            $6,504,823
 Due from Hartford Life and Annuity
  Insurance Company                                28,216                    933                  3,043                 1,880
 Receivable from fund shares sold                      --                     --                     --                    --
 Other assets                                          --                     --                      1                    --
                                             ------------            -----------            -----------            ----------
 Total Assets                                  81,139,192             14,226,124             11,060,653             6,506,703
                                             ------------            -----------            -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                     --                     --                    --
 Payable for fund shares purchased                 28,216                    933                  3,043                 1,880
 Other liabilities                                     15                     --                     --                    --
                                             ------------            -----------            -----------            ----------
 Total Liabilities                                 28,231                    933                  3,043                 1,880
                                             ------------            -----------            -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $81,110,961            $14,225,191            $11,057,610            $6,504,823
                                             ============            ===========            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               LORD ABBETT
                                           LORD ABBETT           GROWTH &
                                          BOND-DEBENTURE          INCOME          MFS INVESTORS          MFS NEW
                                            PORTFOLIO           PORTFOLIO          TRUST SERIES      DISCOVERY SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --                  --                  --
   Class IB                                         --                  --                  --                  --
   Other class                                 290,169             298,734              77,609             347,333
                                            ==========          ==========          ==========          ==========
  Cost:
   Class IA                                         --                  --                  --                  --
   Class IB                                         --                  --                  --                  --
   Other class                              $2,970,242          $8,380,146          $1,412,443          $4,702,688
                                            ==========          ==========          ==========          ==========
  Market Value:
   Class IA                                         --                  --                  --                  --
   Class IB                                         --                  --                  --                  --
   Other class                              $3,273,108          $6,079,242          $1,415,594          $4,664,679
 Due from Hartford Life and Annuity
  Insurance Company                                143               1,514                   3                 508
 Receivable from fund shares sold                   --                  --                  --                  --
 Other assets                                       --                  --                  --                  --
                                            ----------          ----------          ----------          ----------
 Total Assets                                3,273,251           6,080,756           1,415,597           4,665,187
                                            ----------          ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --                  --                  --
 Payable for fund shares purchased                 143               1,514                   3                 508
 Other liabilities                                  --                  --                  --                  --
                                            ----------          ----------          ----------          ----------
 Total Liabilities                                 143               1,514                   3                 508
                                            ----------          ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $3,273,108          $6,079,242          $1,415,594          $4,664,679
                                            ==========          ==========          ==========          ==========

                                                                                                       VAN KAMPEN --
                                                                                                        UIF MID CAP
                                             MFS TOTAL           MFS VALUE          MFS RESEARCH           GROWTH
                                           RETURN SERIES           SERIES           BOND SERIES          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                  --                 --                   --
   Class IB                                          --                  --                 --                   --
   Other class                                1,510,872             417,845             72,667              196,274
                                            ===========          ==========           ========           ==========
  Cost:
   Class IA                                          --                  --                 --                   --
   Class IB                                          --                  --                 --                   --
   Other class                              $30,706,532          $4,280,005           $884,156           $1,456,496
                                            ===========          ==========           ========           ==========
  Market Value:
   Class IA                                          --                  --                 --                   --
   Class IB                                          --                  --                 --                   --
   Other class                              $26,410,042          $4,930,570           $886,541           $1,782,165
 Due from Hartford Life and Annuity
  Insurance Company                               8,159               1,841              2,179                   37
 Receivable from fund shares sold                    --                  --                 --                   --
 Other assets                                        --                   1                 --                   --
                                            -----------          ----------           --------           ----------
 Total Assets                                26,418,201           4,932,412            888,720            1,782,202
                                            -----------          ----------           --------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                 --                   --
 Payable for fund shares purchased                8,159               1,841              2,179                   37
 Other liabilities                                    1                  --                 --                    1
                                            -----------          ----------           --------           ----------
 Total Liabilities                                8,160               1,841              2,179                   38
                                            -----------          ----------           --------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $26,410,041          $4,930,571           $886,541           $1,782,164
                                            ===========          ==========           ========           ==========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        OPPENHEIMER         OPPENHEIMER
                                    U.S. MID CAP          CAPITAL              GLOBAL           OPPENHEIMER
                                       VALUE         APPRECIATION FUND    SECURITIES FUND     MAIN STREET FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                  --                  --                  --
   Class IB                                  --                  --                  --                  --
   Other class                          207,752              84,167             302,870              78,276
                                     ==========          ==========          ==========          ==========
  Cost:
   Class IA                                  --                  --                  --                  --
   Class IB                                  --                  --                  --                  --
   Other class                       $2,662,491          $3,293,770          $9,753,825          $1,792,182
                                     ==========          ==========          ==========          ==========
  Market Value:
   Class IA                                  --                  --                  --                  --
   Class IB                                  --                  --                  --                  --
   Other class                       $2,181,394          $3,083,872          $7,959,418          $1,412,095
 Due from Hartford Life and
  Annuity Insurance Company                  36                  74               1,631                 201
 Receivable from fund shares
  sold                                       --                  --                  --                  --
 Other assets                                --                  --                  --                  --
                                     ----------          ----------          ----------          ----------
 Total Assets                         2,181,430           3,083,946           7,961,049           1,412,296
                                     ----------          ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                  --                  --                  --
 Payable for fund shares
  purchased                                  36                  74               1,631                 201
 Other liabilities                           --                  --                  --                  --
                                     ----------          ----------          ----------          ----------
 Total Liabilities                           36                  74               1,631                 201
                                     ----------          ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $2,181,394          $3,083,872          $7,959,418          $1,412,095
                                     ==========          ==========          ==========          ==========

                                    OPPENHEIMER         PUTNAM VT           PUTNAM VT          PUTNAM VT
                                    MAIN STREET        DIVERSIFIED        GLOBAL ASSET           GLOBAL
                                  SMALL CAP FUND       INCOME FUND       ALLOCATION FUND      EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --              94,722             35,724             425,658
   Class IB                                 --             274,581                 --              34,584
   Other class                          62,252                  --                 --                  --
                                     =========          ==========          =========          ==========
  Cost:
   Class IA                                 --            $985,369           $660,859          $7,821,984
   Class IB                                 --           1,817,929                 --             344,776
   Other class                        $738,239                  --                 --                  --
                                     =========          ==========          =========          ==========
  Market Value:
   Class IA                                 --            $768,198           $487,276          $4,311,912
   Class IB                                 --           2,224,104                 --             347,912
   Other class                        $888,957                  --                 --                  --
 Due from Hartford Life and
  Annuity Insurance Company                125                 206                 --                  --
 Receivable from fund shares
  sold                                      --                  --                 --               9,065
 Other assets                               --                  --                 --                  --
                                     ---------          ----------          ---------          ----------
 Total Assets                          889,082           2,992,508            487,276           4,668,889
                                     ---------          ----------          ---------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --                 --               9,065
 Payable for fund shares
  purchased                                125                 206                 --                  --
 Other liabilities                          --                  --                 --                  --
                                     ---------          ----------          ---------          ----------
 Total Liabilities                         125                 206                 --               9,065
                                     ---------          ----------          ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $888,957          $2,992,302           $487,276          $4,659,824
                                     =========          ==========          =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                             GROWTH AND          GLOBAL HEALTH             HIGH               PUTNAM VT
                                            INCOME FUND            CARE FUND            YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (D)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     960,629              121,401             1,843,189               692,833
   Class IB                                      98,458                   --             2,244,249               748,676
   Other class                                       --                   --                    --                    --
                                            ===========           ==========           ===========           ===========
  Cost:
   Class IA                                 $25,697,820           $1,247,370           $15,368,946            $8,794,173
   Class IB                                   2,152,268                   --            14,498,885             9,280,961
   Other class                                       --                   --                    --                    --
                                            ===========           ==========           ===========           ===========
  Market Value:
   Class IA                                 $13,890,691           $1,495,666           $12,238,772            $8,584,200
   Class IB                                   1,417,798                   --            14,812,044             9,208,708
   Other class                                       --                   --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               2,274                   --                 5,928                 4,359
 Receivable from fund shares sold                    --                  970                    --                    --
 Other assets                                        --                   --                    --                    --
                                            -----------           ----------           -----------           -----------
 Total Assets                                15,310,763            1,496,636            27,056,744            17,797,267
                                            -----------           ----------           -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  970                    --                    --
 Payable for fund shares purchased                2,274                   --                 5,928                 4,359
 Other liabilities                                   --                   --                    --                    --
                                            -----------           ----------           -----------           -----------
 Total Liabilities                                2,274                  970                 5,928                 4,359
                                            -----------           ----------           -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $15,308,489           $1,495,666           $27,050,816           $17,792,908
                                            ===========           ==========           ===========           ===========

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT              PUTNAM VT
                                            GROWTH AND          INTERNATIONAL        INTERNATIONAL NEW          PUTNAM VT
                                            INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND      INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     90,120             1,340,013                34,461                 96,438
   Class IB                                         --               396,143                    --                     --
   Other class                                      --                    --                    --                     --
                                            ==========           ===========             =========             ==========
  Cost:
   Class IA                                 $1,290,257           $22,398,411              $576,547             $1,147,991
   Class IB                                         --             5,951,135                    --                     --
   Other class                                      --                    --                    --                     --
                                            ==========           ===========             =========             ==========
  Market Value:
   Class IA                                   $820,094           $15,008,147              $545,865               $868,909
   Class IB                                         --             4,389,268                    --                     --
   Other class                                      --                    --                    --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                 --                    --                    --                     --
 Receivable from fund shares sold                   --                 7,961                     5                     --
 Other assets                                       --                    --                    --                     --
                                            ----------           -----------             ---------             ----------
 Total Assets                                  820,094            19,405,376               545,870                868,909
                                            ----------           -----------             ---------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                 7,961                     5                     --
 Payable for fund shares purchased                  --                    --                    --                     --
 Other liabilities                                  --                    --                    --                     --
                                            ----------           -----------             ---------             ----------
 Total Liabilities                                  --                 7,961                     5                     --
                                            ----------           -----------             ---------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $820,094           $19,397,415              $545,865               $868,909
                                            ==========           ===========             =========             ==========

(d) Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              MONEY                 NEW                SMALL CAP         THE GEORGE PUTNAM
                                           MARKET FUND       OPPORTUNITIES FUND        VALUE FUND          FUND OF BOSTON
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   181,730               465,856                    --               146,462
   Class IB                                        --                59,437               410,108                    --
   Other class                                     --                    --                    --                    --
                                             ========            ==========            ==========            ==========
  Cost:
   Class IA                                  $181,730            $12,426,967                   --            $1,517,167
   Class IB                                        --               987,504            $7,671,191                    --
   Other class                                     --                    --                    --                    --
                                             ========            ==========            ==========            ==========
  Market Value:
   Class IA                                  $181,730            $8,077,938                    --            $1,001,801
   Class IB                                        --             1,015,190            $4,498,883                    --
   Other class                                     --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                --                   801                 1,613                    --
 Receivable from fund shares sold                  --                    --                    --                    --
 Other assets                                      --                    --                    --                    --
                                             --------            ----------            ----------            ----------
 Total Assets                                 181,730             9,093,929             4,500,496             1,001,801
                                             --------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    --                    --                    --
 Payable for fund shares purchased                 --                   801                 1,613                    --
 Other liabilities                                 --                    --                    --                    --
                                             --------            ----------            ----------            ----------
 Total Liabilities                                 --                   801                 1,613                    --
                                             --------            ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $181,730            $9,093,128            $4,498,883            $1,001,801
                                             ========            ==========            ==========            ==========

                                             PUTNAM VT                                                          PUTNAM VT
                                               GLOBAL              PUTNAM VT              PUTNAM VT              CAPITAL
                                           UTILITIES FUND          VISTA FUND           VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (E)       SUB-ACCOUNT (F)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      80,235                82,376                660,422                    --
   Class IB                                          --                    --                 61,635               351,359
   Other class                                       --                    --                     --                    --
                                             ==========            ==========            ===========            ==========
  Cost:
   Class IA                                  $1,327,745            $1,126,170            $32,474,893                    --
   Class IB                                          --                    --              1,623,750            $5,337,645
   Other class                                       --                    --                     --                    --
                                             ==========            ==========            ===========            ==========
  Market Value:
   Class IA                                  $1,078,357              $972,036            $21,536,356                    --
   Class IB                                          --                    --              1,996,962            $4,462,259
   Other class                                       --                    --                     --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                     --                    --
 Receivable from fund shares sold                    --                    --                  1,541                 1,858
 Other assets                                        --                    --                     --                    --
                                             ----------            ----------            -----------            ----------
 Total Assets                                 1,078,357               972,036             23,534,859             4,464,117
                                             ----------            ----------            -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                  1,541                 1,858
 Payable for fund shares purchased                   --                    --                     --                    --
 Other liabilities                                   --                    --                     --                    --
                                             ----------            ----------            -----------            ----------
 Total Liabilities                                   --                    --                  1,541                 1,858
                                             ----------            ----------            -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,078,357              $972,036            $23,533,318            $4,462,259
                                             ==========            ==========            ===========            ==========

(e) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(f) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                       VAN KAMPEN
                                               PUTNAM VT            LIFE INVESTMENT
                                                 EQUITY              TRUST COMSTOCK
                                              INCOME FUND              PORTFOLIO
                                            SUB-ACCOUNT (G)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       117,904                        --
   Class IB                                       393,296                        --
   Other class                                         --                 1,578,206
                                               ==========            ==============
  Cost:
   Class IA                                    $1,068,094                        --
   Class IB                                     5,154,114                        --
   Other class                                         --               $20,444,575
                                               ==========            ==============
  Market Value:
   Class IA                                    $1,444,326                        --
   Class IB                                     4,782,478                        --
   Other class                                         --               $15,939,883
 Due from Hartford Life and Annuity
  Insurance Company                                    --                     9,982
 Receivable from fund shares sold                     130                        --
 Other assets                                          --                        --
                                               ----------            --------------
 Total Assets                                   6,226,934                15,949,865
                                               ----------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   130                        --
 Payable for fund shares purchased                     --                     9,982
 Other liabilities                                     --                        --
                                               ----------            --------------
 Total Liabilities                                    130                     9,982
                                               ----------            --------------
NET ASSETS:
 For Variable Life Contract Liabilities        $6,226,804               $15,939,883
                                               ==========            ==============

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            UNITS
                                                           OWNED BY          MINIMUM UNIT            MAXIMUM UNIT      CONTRACT
                                                         PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS International Value Portfolio
 -- Class B                                                1,596,628           $8.161134      to       $8.161134      $13,030,298
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
 -- Class B                                                  725,696           10.684549      to       10.684549        7,753,732
AllianceBernstein VPS International Growth Portfolio
 -- Class B                                                  408,450            8.339156      to        8.339156        3,406,124
AIM V.I. Capital Appreciation Fund -- Class S1               203,497            8.783347      to        8.783347        1,787,381
AIM V.I. Core Equity Fund -- Class S1                        129,893           14.058334      to       14.058334        1,826,077
AIM V.I. International Growth Fund -- Class S1               173,459            8.784056      to        8.784056        1,523,674
AIM V.I. Mid Cap Core Equity Fund -- Class S1              1,024,144           15.827870      to       15.827870       16,210,018
AIM V.I. Small Cap Equity Fund -- Class S1                   287,138           10.738505      to       10.738505        3,083,436
AIM V.I. Capital Development Fund -- Class S1                124,731           10.040517      to       10.040517        1,252,368
AIM V.I. PowerShares ETF Allocation Fund -- Class
 S1                                                           22,627           14.309207      to       14.309207          323,777
American Funds Asset Allocation Fund -- Class 2            5,424,088           13.963461      to       13.963461       75,739,039
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                   3,164,379           13.286460      to       13.286460       42,043,389
American Funds Bond Fund -- Class 2                        4,738,312           12.507300      to       12.507300       59,263,485
American Funds Global Growth Fund -- Class 2              37,029,042            1.506019      to        1.506019       55,766,441
American Funds Growth Fund -- Class 2                     178,427,219           1.035048      to        1.035048      184,680,735
American Funds Growth-Income Fund -- Class 2              126,174,184           1.250601      to        1.250601      157,793,561
American Funds International Fund -- Class 2               3,313,025           21.523685      to       21.523685       71,308,504
American Funds New World Fund -- Class 2                   1,240,272           26.941235      to       26.941235       33,414,455
American Funds Global Small Capitalization Fund --
 Class 2                                                  16,196,983            1.850714      to        1.850714       29,975,983
Fidelity VIP Asset Manager Portfolio -- Class INIT           605,337            2.416579      to        2.416579        1,462,845
Fidelity VIP Equity Income Fund Portfolio -- Class
 INIT                                                     11,438,609            2.499987      to        2.499987       28,596,375
Fidelity VIP Equity Income Fund Portfolio -- Class
 SRV2                                                        482,447            9.371563      to        9.371563        4,521,282
Fidelity VIP Contrafund Portfolio -- Class SRV2            3,020,361           10.847941      to       10.847941       32,764,696
Fidelity VIP Overseas Portfolio -- Class INIT                919,076            2.118000      to        2.118000        1,946,603
Fidelity VIP Mid Cap Portfolio -- Class SRV2               1,721,490           11.633336      to       11.633336       20,026,666
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2             65,695            9.681661      to        9.681661          636,037
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2             65,607            9.216289      to        9.216289          604,655
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2             16,039            8.798777      to        8.798777          141,119
Franklin Income Securities Fund -- Class 2                 2,892,295           11.324722      to       11.324722       32,754,439
Franklin Small Cap Value Securities Fund -- Class 2        1,403,621           16.184436      to       16.184436       22,716,814
Franklin Strategic Income Securities Fund -- Class
 1                                                           645,409           11.167863      to       11.167863        7,207,844
Mutual Shares Securities Fund -- Class 2                   3,178,790           13.754639      to       13.754639       43,723,111
Templeton Foreign Securities Fund -- Class 2                   5,614           16.185319      to       16.185319           90,859
Templeton Growth Securities Fund -- Class 2                1,138,169            9.040690      to        9.040690       10,289,834
Mutual Global Discovery Securities Fund -- Class 2         1,834,316           11.281734      to       11.281734       20,694,263
Templeton Global Bond Securities Fund -- Class 2           1,226,442           13.875288      to       13.875288       17,017,234
Hartford Advisers HLS Fund -- Class IA                    27,379,590            3.035419      to        3.035419       83,108,529
Hartford Total Return Bond HLS Fund -- Class IA           45,229,164            2.626884      to        2.626884      118,811,768
Hartford Capital Appreciation HLS Fund -- Class IA        31,640,091            6.082370      to        6.082370      192,446,743
Hartford Dividend and Growth HLS Fund -- Class IA         28,165,762            3.710229      to        3.710229      104,501,428
Hartford Global Advisers HLS Fund -- Class IA                570,184            1.478535      to        1.478535          843,037
Hartford Global Equity HLS Fund -- Class IA                   41,057            8.664032      to        8.664032          355,719
Hartford Global Growth HLS Fund -- Class IA                  974,154            1.041982      to        1.041982        1,015,051
Hartford Disciplined Equity HLS Fund -- Class IA          11,036,210            1.310608      to        1.310608       14,464,145
Hartford Growth Opportunities HLS Fund -- Class IA         1,375,499           16.832526      to       16.832526       23,153,131
Hartford High Yield HLS Fund -- Class IA                      36,726           14.249514      to       14.249514          523,323
Hartford Index HLS Fund -- Class IA                       15,374,219            3.141833      to        3.141833       48,303,228
Hartford International Small Company HLS Fund --
 Class IA                                                    593,632           20.055023      to       20.055023       11,905,298
Hartford International Opportunities HLS Fund --
 Class IA                                                 13,458,593            2.893130      to        2.893130       38,937,460
Hartford MidCap HLS Fund -- Class IA                      16,971,147            3.549140      to        3.549140       60,232,976
Hartford MidCap Value HLS Fund -- Class IA                   758,100           16.726572      to       16.726572       12,680,406
Hartford Money Market HLS Fund -- Class IA                59,565,514            1.796639      to        1.796639      107,017,725
Hartford Small Company HLS Fund -- Class IA               15,351,526            1.955060      to        1.955060       30,013,155
Hartford Stock HLS Fund -- Class IA                       24,737,911            3.278812      to        3.278812       81,110,961
Hartford U.S. Government Securities HLS Fund --
 Class IA                                                  1,381,902           10.293920      to       10.293920       14,225,191
Hartford Value Opportunities HLS Fund -- Class IA            722,838           15.297498      to       15.297498       11,057,610
Lord Abbett America's Value Portfolio -- Class VC            603,729           10.774410      to       10.774410        6,504,823
Lord Abbett Bond-Debenture Portfolio -- Class VC             288,987           11.326127      to       11.326127        3,273,108
Lord Abbett Growth & Income Portfolio -- Class VC            639,261            9.509797      to        9.509797        6,079,242

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            UNITS
                                                           OWNED BY          MINIMUM UNIT            MAXIMUM UNIT      CONTRACT
                                                         PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Class INIT                     128,127          $11.048366      to      $11.048366       $1,415,594
MFS New Discovery Series -- Class INIT                       298,813           15.610690      to       15.610690        4,664,679
MFS Total Return Series -- Class INIT                      1,997,895           13.218935      to       13.218935       26,410,041
MFS Value Series -- Class INIT                               545,166            9.044166      to        9.044166        4,930,571
MFS Research Bond Series Fund -- Class INIT                   75,975           11.668778      to       11.668778          886,541
Van Kampen -- UIF Mid Cap Growth Portfolio -- Class
 II                                                          191,642            9.299431      to        9.299431        1,782,164
U.S. Mid Cap Value -- Class II                               248,735            8.769934      to        8.769934        2,181,394
Oppenheimer Capital Appreciation Fund -- Class SRV           308,342           10.001462      to       10.001462        3,083,872
Oppenheimer Global Securities Fund -- Class SRV              717,828           11.088193      to       11.088193        7,959,418
Oppenheimer Main Street Fund -- Class SRV                    145,110            9.731208      to        9.731208        1,412,095
Oppenheimer Main Street Small Cap Fund -- Class SRV           94,990            9.358432      to        9.358432          888,957
Putnam VT Diversified Income Fund -- Class IA                 33,147           23.175409      to       23.175409          768,198
Putnam VT Diversified Income Fund -- Class IB                199,080           11.171885      to       11.171885        2,224,104
Putnam VT Global Asset Allocation Fund -- Class IA            18,193           26.783076      to       26.783076          487,276
Putnam VT Global Equity Fund -- Class IA                     185,620           23.229823      to       23.229823        4,311,912
Putnam VT Global Equity Fund -- Class IB                      25,441           13.675389      to       13.675389          347,912
Putnam VT Growth and Income Fund -- Class IA                 495,307           28.044583      to       28.044583       13,890,691
Putnam VT Growth and Income Fund -- Class IB                 123,128           11.514849      to       11.514849        1,417,798
Putnam VT Global Health Care Fund -- Class IA                 99,275           15.065962      to       15.065962        1,495,666
Putnam VT High Yield Fund -- Class IA                        423,643           28.889334      to       28.889334       12,238,773
Putnam VT High Yield Fund -- Class IB                        942,091           15.722517      to       15.722517       14,812,043
Putnam VT Income Fund -- Class IA                            340,317           25.224094      to       25.224094        8,584,200
Putnam VT Income Fund -- Class IB                            705,365           13.055246      to       13.055246        9,208,708
Putnam VT International Growth and Income Fund --
 Class IA                                                     53,973           15.194392      to       15.194392          820,094
Putnam VT International Equity Fund -- Class IA              977,433           15.354650      to       15.354650       15,008,147
Putnam VT International Equity Fund -- Class IB              294,028           14.928049      to       14.928049        4,389,268
Putnam VT International New Opportunities Fund --
 Class IA                                                     35,103           15.550584      to       15.550584          545,865
Putnam VT Investors Fund -- Class IA                          93,998            9.243957      to        9.243957          868,909
Putnam VT Money Market Fund -- Class IA                      100,832            1.802303      to        1.802303          181,730
Putnam VT New Opportunities Fund -- Class IA                 382,856           21.099132      to       21.099132        8,077,938
Putnam VT New Opportunities Fund -- Class IB                  78,163           12.988059      to       12.988059        1,015,190
Putnam VT Small Cap Value Fund -- Class IB                   547,588            8.215811      to        8.215811        4,498,883
Putnam VT The George Putnam Fund of Boston -- Class
 IA                                                           83,074           12.059130      to       12.059130        1,001,801
Putnam VT Global Utilities Fund -- Class IA                   37,730           28.580962      to       28.580962        1,078,357
Putnam VT Vista Fund -- Class IA                              90,237           10.772051      to       10.772051          972,036
Putnam VT Voyager Fund -- Class IA                           608,610           35.386121      to       35.386121       21,536,356
Putnam VT Voyager Fund -- Class IB                           139,712           14.293431      to       14.293431        1,996,962
Putnam VT Capital Opportunities Fund -- Class IB             289,846           15.395267      to       15.395267        4,462,259
Putnam VT Equity Income Fund -- Class IA                     104,198           13.861395      to       13.861395        1,444,327
Putnam VT Equity Income Fund -- Class IB                     331,409           14.430719      to       14.430719        4,782,477
Van Kampen Life Investment Trust Comstock Portfolio
 -- Class II                                               1,643,470            9.698918      to        9.698918       15,939,883

#  Rounded unit values

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL          SMALL/MID-CAP           INTERNATIONAL            CAPITAL
                                           VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $125,741                $48,050                $119,847               $10,235
                                             ----------             ----------               ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   54,665                (32,802)                  4,447                  (480)
 Net realized gain on distributions                  --                253,451                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,192,606              1,970,941                 804,598               292,802
                                             ----------             ----------               ---------             ---------
  Net gain (loss) on investments              3,247,271              2,191,590                 809,045               292,322
                                             ----------             ----------               ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations          $3,373,012             $2,239,640                $928,892              $302,557
                                             ==========             ==========               =========             =========

                                            AIM V.I.           AIM V.I.            AIM V.I.           AIM V.I.
                                              CORE           INTERNATIONAL       MID CAP CORE         SMALL CAP
                                           EQUITY FUND        GROWTH FUND        EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $29,406            $18,746            $190,348             $4,636
                                            ---------          ---------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,364             (1,166)            157,234              3,186
 Net realized gain on distributions                --                 --             183,684                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    373,077            289,584           3,357,330            535,945
                                            ---------          ---------          ----------          ---------
  Net gain (loss) on investments              375,441            288,418           3,698,248            539,131
                                            ---------          ---------          ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations          $404,847           $307,164          $3,888,596           $543,767
                                            =========          =========          ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                           AMERICAN FUNDS
                                             AIM V.I.             AIM V.I.          AMERICAN FUNDS           BLUE CHIP
                                              CAPITAL         POWERSHARES ETF            ASSET               INCOME AND
                                         DEVELOPMENT FUND     ALLOCATION FUND       ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --              $3,831             $1,606,459              $757,581
                                             ---------            --------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  18,014                 117                156,707                15,608
 Net realized gain on distributions                 --                 662                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     309,566              15,060             13,225,675             8,409,522
                                             ---------            --------            -----------            ----------
  Net gain (loss) on investments               327,580              15,839             13,382,382             8,425,130
                                             ---------            --------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $327,580             $19,670            $14,988,841            $9,182,711
                                             =========            ========            ===========            ==========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL             AMERICAN FUNDS         AMERICAN FUNDS
                                             BOND FUND             GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,781,601               $674,511             $1,039,541             $2,204,734
                                             ----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   51,808               (630,845)            (1,242,710)            (2,293,952)
 Net realized gain on distributions                  --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,613,648             17,026,937             53,580,607             38,457,432
                                             ----------            -----------            -----------            -----------
  Net gain (loss) on investments              4,665,456             16,396,092             52,337,897             36,163,480
                                             ----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $6,447,057            $17,070,603            $53,377,438            $38,368,214
                                             ==========            ===========            ===========            ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL         ASSET MANAGER
                                         INTERNATIONAL FUND       NEW WORLD FUND       CAPITALIZATION FUND       PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $930,439               $420,483                $67,358             $31,727
                                             -----------            -----------            -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (404,695)              (126,733)              (393,198)            (95,614)
 Net realized gain on distributions              312,180                     --                     --               2,211
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    20,841,584             10,787,495             11,860,829             427,601
                                             -----------            -----------            -----------            --------
  Net gain (loss) on investments              20,749,069             10,660,762             11,467,631             334,198
                                             -----------            -----------            -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $21,679,508            $11,081,245            $11,534,989            $365,925
                                             ===========            ===========            ===========            ========

                                            FIDELITY VIP
                                               EQUITY             FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                            INCOME FUND            CONTRAFUND            OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $653,054              $324,801              $36,900               $78,363
                                             ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (1,505,586)               (1,665)            (234,000)              113,700
 Net realized gain on distributions                  --                 7,960                5,790                90,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    8,689,325             8,097,944              621,144             5,396,764
                                             ----------            ----------            ---------            ----------
  Net gain (loss) on investments              7,183,739             8,104,239              392,934             5,601,221
                                             ----------            ----------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $7,836,793            $8,429,040             $429,834            $5,679,584
                                             ==========            ==========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP       FIDELITY VIP           FRANKLIN
                                           FREEDOM 2010        FREEDOM 2020       FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO        SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $21,956             $16,949             $2,525            $2,252,480
                                             --------            --------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,624               3,984              1,675               (70,694)
 Net realized gain on distributions             3,115               4,706              1,121                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     75,798             109,824             26,744             6,434,349
                                             --------            --------            -------            ----------
  Net gain (loss) on investments               80,537             118,514             29,540             6,363,655
                                             --------            --------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $102,493            $135,463            $32,065            $8,616,135
                                             ========            ========            =======            ==========

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC                                   TEMPLETON
                                               VALUE                 INCOME            MUTUAL SHARES            FOREIGN
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $322,335              $338,709              $750,109               $ --
                                             ----------            ----------            ----------              -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (32,073)                4,752              (168,096)                 1
 Net realized gain on distributions             887,666                    --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,063,010               662,272             8,610,813               (415)
                                             ----------            ----------            ----------              -----
  Net gain (loss) on investments              4,918,603               667,024             8,442,717               (414)
                                             ----------            ----------            ----------              -----
  Net increase (decrease) in net
   assets resulting from operations          $5,240,938            $1,005,733            $9,192,826              $(414)
                                             ==========            ==========            ==========              =====

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             TEMPLETON               MUTUAL              TEMPLETON              HARTFORD
                                               GROWTH           GLOBAL DISCOVERY        GLOBAL BOND             ADVISERS
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (B)       SUB-ACCOUNT (C)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $268,483              $207,511            $1,801,497             $1,681,688
                                             ----------            ----------            ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   41,526                (5,515)               20,647             (2,168,905)
 Net realized gain on distributions                  --               489,634                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,157,481             3,057,132               531,496             20,671,687
                                             ----------            ----------            ----------            -----------
  Net gain (loss) on investments              2,199,007             3,541,251               552,143             18,502,782
                                             ----------            ----------            ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $2,467,490            $3,748,762            $2,353,640            $20,184,470
                                             ==========            ==========            ==========            ===========

                                              HARTFORD               HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND                GLOBAL
                                             RETURN BOND           APPRECIATION            AND GROWTH              ADVISERS
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $4,346,120             $1,500,556             $2,091,474                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   386,233             (7,164,066)            (1,458,426)               (32,289)
 Net realized gain on distributions                   --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    11,001,626             68,104,677             20,341,707                200,884
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments              11,387,859             60,940,611             18,883,281                168,595
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $15,733,979            $62,441,167            $20,974,755               $168,595
                                             ===========            ===========            ===========            ===========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                          HARTFORD              HARTFORD
                                              HARTFORD              HARTFORD            DISCIPLINED              GROWTH
                                           GLOBAL EQUITY         GLOBAL GROWTH             EQUITY            OPPORTUNITIES
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $3,059                $6,543              $201,122              $101,435
                                             ----------            ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (81,021)              (14,866)              (10,056)                4,590
 Net realized gain on distributions                  --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      436,810               274,273             2,749,488             5,109,682
                                             ----------            ----------            ----------            ----------
  Net gain (loss) on investments                355,789               259,407             2,739,432             5,114,272
                                             ----------            ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $358,848              $265,950            $2,940,554            $5,215,707
                                             ==========            ==========            ==========            ==========

                                                                                           HARTFORD              HARTFORD
                                              HARTFORD              HARTFORD            INTERNATIONAL          INTERNATIONAL
                                             HIGH YIELD               INDEX             SMALL COMPANY          OPPORTUNITIES
                                              HLS FUND              HLS FUND               HLS FUND              HLS FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $37,541               $867,549              $175,399               $674,826
                                             ----------            -----------            ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        4               (454,182)             (187,931)            (1,285,082)
 Net realized gain on distributions                  --                 20,346                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (17,765)             9,696,921             3,299,466             10,552,804
                                             ----------            -----------            ----------            -----------
  Net gain (loss) on investments                (17,761)             9,263,085             3,111,535              9,267,722
                                             ----------            -----------            ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations             $19,780            $10,130,634            $3,286,934             $9,942,548
                                             ==========            ===========            ==========            ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD            HARTFORD             HARTFORD
                                               MIDCAP              MIDCAP VALUE        MONEY MARKET        SMALL COMPANY
                                              HLS FUND               HLS FUND            HLS FUND             HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $293,041               $85,676            $77,307                $3,410
                                             -----------            ----------            -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (4,218,318)             (455,524)                --            (2,271,747)
 Net realized gain on distributions                   --                    --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    18,900,452             4,224,397                 --             9,233,973
                                             -----------            ----------            -------            ----------
  Net gain (loss) on investments              14,682,134             3,768,873                 --             6,962,226
                                             -----------            ----------            -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $14,975,175            $3,854,549            $77,307            $6,965,636
                                             ===========            ==========            =======            ==========

                                                                    HARTFORD             HARTFORD
                                              HARTFORD          U.S. GOVERNMENT           VALUE              LORD ABBETT
                                                STOCK              SECURITIES         OPPORTUNITIES        AMERICA'S VALUE
                                              HLS FUND              HLS FUND             HLS FUND             PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,098,090              $4,403              $102,528              $203,752
                                             -----------            --------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (3,446,694)            (32,172)             (970,421)               51,930
 Net realized gain on distributions                   --                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    27,443,324             519,268             4,419,869             1,023,306
                                             -----------            --------            ----------            ----------
  Net gain (loss) on investments              23,996,630             487,096             3,449,448             1,075,236
                                             -----------            --------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $25,094,720            $491,499            $3,551,976            $1,278,988
                                             ===========            ========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               LORD ABBETT
                                           LORD ABBETT           GROWTH &
                                          BOND-DEBENTURE          INCOME          MFS INVESTORS           MFS NEW
                                            PORTFOLIO           PORTFOLIO          TRUST SERIES       DISCOVERY SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $190,838             $54,540             $23,489                  $ --
                                             --------            --------            --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,213               8,442              22,169                11,158
 Net realized gain on distributions                --                  --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    397,457             883,799             270,770             1,545,639
                                             --------            --------            --------            ----------
  Net gain (loss) on investments              399,670             892,241             292,939             1,556,797
                                             --------            --------            --------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $590,508            $946,781            $316,428            $1,556,797
                                             ========            ========            ========            ==========

                                                                                                      VAN KAMPEN --
                                                                                                       UIF MID CAP
                                             MFS TOTAL            MFS VALUE         MFS RESEARCH          GROWTH
                                           RETURN SERIES            SERIES          BOND SERIES         PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $861,850             $34,334              $ --                $ --
                                             ----------            --------            ------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  148,386              (3,103)               (8)              8,791
 Net realized gain on distributions                  --                  --                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,166,310             749,406             2,385             424,783
                                             ----------            --------            ------            --------
  Net gain (loss) on investments              3,314,696             746,303             2,377             433,574
                                             ----------            --------            ------            --------
  Net increase (decrease) in net
   assets resulting from operations          $4,176,546            $780,637            $2,377            $433,574
                                             ==========            ========            ======            ========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 OPPENHEIMER          OPPENHEIMER
                                           U.S. MID CAP            CAPITAL               GLOBAL             OPPENHEIMER
                                               VALUE          APPRECIATION FUND     SECURITIES FUND      MAIN STREET FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $21,044                 $167              $118,041              $19,548
                                             ---------            ---------            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  23,305               10,575                20,725                8,385
 Net realized gain on distributions                 --                   --               130,899                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     600,410              933,742             1,890,529              284,213
                                             ---------            ---------            ----------            ---------
  Net gain (loss) on investments               623,715              944,317             2,042,153              292,598
                                             ---------            ---------            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $644,759             $944,484            $2,160,194             $312,146
                                             =========            =========            ==========            =========

                                            OPPENHEIMER           PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            MAIN STREET          DIVERSIFIED         GLOBAL ASSET             GLOBAL
                                          SMALL CAP FUND         INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,474             $117,571              $28,542                $7,495
                                             ---------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     438              (35,782)             (21,147)             (531,213)
 Net realized gain on distributions                 --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     204,093              819,555              129,104             1,653,412
                                             ---------            ---------            ---------            ----------
  Net gain (loss) on investments               204,531              783,773              107,957             1,122,199
                                             ---------            ---------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $207,005             $901,344             $136,499            $1,129,694
                                             =========            =========            =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                             GROWTH AND          GLOBAL HEALTH             HIGH               PUTNAM VT
                                            INCOME FUND            CARE FUND            YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (D)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $431,274                 $ --            $1,897,188              $960,675
                                             ----------            ---------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (457,828)              34,859               168,467              (371,726)
 Net realized gain on distributions                  --              163,442                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    3,729,649              131,830             6,513,215             5,619,032
                                             ----------            ---------            ----------            ----------
  Net gain (loss) on investments              3,271,821              330,131             6,681,682             5,247,306
                                             ----------            ---------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $3,703,095             $330,131            $8,578,870            $6,207,981
                                             ==========            =========            ==========            ==========

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT             PUTNAM VT
                                             GROWTH AND           INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND            EQUITY FUND        OPPORTUNITIES FUND      INVESTORS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                   $ --               $11,345               $11,868
                                             ----------            -----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (223,880)            (1,866,159)             (169,920)             (238,763)
 Net realized gain on distributions                  --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      417,826              5,916,317               321,832               429,121
                                             ----------            -----------            ----------            ----------
  Net gain (loss) on investments                193,946              4,050,158               151,912               190,358
                                             ----------            -----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $193,946             $4,050,158              $163,257              $202,226
                                             ==========            ===========            ==========            ==========

(d) Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          PUTNAM VT          PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            MONEY               NEW               SMALL CAP        THE GEORGE PUTNAM
                                         MARKET FUND     OPPORTUNITIES FUND       VALUE FUND        FUND OF BOSTON
                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $686               $53,755              $60,227             $51,087
                                             ----            ----------           ----------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 --            (2,908,262)             (15,961)           (172,736)
 Net realized gain on distributions            --                    --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     --             5,198,958            1,015,451             350,336
                                             ----            ----------           ----------           ---------
  Net gain (loss) on investments               --             2,290,696              999,490             177,600
                                             ----            ----------           ----------           ---------
  Net increase (decrease) in net
   assets resulting from operations          $686            $2,344,451           $1,059,717            $228,687
                                             ====            ==========           ==========           =========

                                            PUTNAM VT                                                    PUTNAM VT
                                              GLOBAL            PUTNAM VT           PUTNAM VT             CAPITAL
                                          UTILITIES FUND        VISTA FUND         VOYAGER FUND      OPPORTUNITIES FUND
                                         SUB-ACCOUNT (E)     SUB-ACCOUNT (F)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $53,324               $1,490            $212,008              $22,684
                                             --------           ----------          ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (44,071)          (1,375,069)         (2,653,531)             (56,831)
 Net realized gain on distributions            80,253                   --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (26,188)           1,651,372          11,929,837            1,479,208
                                             --------           ----------          ----------           ----------
  Net gain (loss) on investments                9,994              276,303           9,276,306            1,422,377
                                             --------           ----------          ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations           $63,318             $277,793          $9,488,314           $1,445,061
                                             ========           ==========          ==========           ==========

(e) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(f) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                        VAN KAMPEN
                                                PUTNAM VT            LIFE INVESTMENT
                                                  EQUITY              TRUST COMSTOCK
                                               INCOME FUND              PORTFOLIO
                                             SUB-ACCOUNT (G)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $108,399                $563,270
                                               ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (1,144,569)                  6,182
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,441,971               2,925,350
                                               ------------            ------------
  Net gain (loss) on investments                  1,297,402               2,931,532
                                               ------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $1,405,801              $3,494,802
                                               ============            ============

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS        AIM V.I.
                                        INTERNATIONAL           SMALL/MID-CAP            INTERNATIONAL            CAPITAL
                                       VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO      APPRECIATION FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $125,741                $48,050                 $119,847                $10,235
 Net realized gain (loss) on
  security transactions                       54,665                (32,802)                   4,447                   (480)
 Net realized gain on
  distributions                                   --                253,451                       --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          3,192,606              1,970,941                  804,598                292,802
                                         -----------             ----------               ----------             ----------
 Net increase (decrease) in net
  assets resulting from operations         3,373,012              2,239,640                  928,892                302,557
                                         -----------             ----------               ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 2,675,164              1,449,111                  676,027                463,871
 Net transfers                              (451,552)              (312,857)                 (21,199)               (64,503)
 Surrenders for benefit payments
  and fees                                  (634,383)              (261,120)                (119,553)              (110,263)
 Net loan activity                           (84,527)               (20,559)                    (226)                (3,991)
 Cost of insurance                        (1,581,675)              (897,207)                (397,922)              (285,549)
                                         -----------             ----------               ----------             ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (76,973)               (42,632)                 137,127                   (435)
                                         -----------             ----------               ----------             ----------
 Net increase (decrease) in net
  assets                                   3,296,039              2,197,008                1,066,019                302,122
NET ASSETS:
 Beginning of year                         9,734,259              5,556,724                2,340,105              1,485,259
                                         -----------             ----------               ----------             ----------
 End of year                             $13,030,298             $7,753,732               $3,406,124             $1,787,381
                                         ===========             ==========               ==========             ==========

                                         AIM V.I.            AIM V.I.            AIM V.I.             AIM V.I.
                                           CORE           INTERNATIONAL        MID CAP CORE          SMALL CAP
                                       EQUITY FUND         GROWTH FUND          EQUITY FUND         EQUITY FUND
                                       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $29,406             $18,746             $190,348              $4,636
 Net realized gain (loss) on
  security transactions                      2,364              (1,166)             157,234               3,186
 Net realized gain on
  distributions                                 --                  --              183,684                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          373,077             289,584            3,357,330             535,945
                                        ----------          ----------          -----------          ----------
 Net increase (decrease) in net
  assets resulting from operations         404,847             307,164            3,888,596             543,767
                                        ----------          ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                 223,729             183,183            1,954,292             432,835
 Net transfers                             (55,271)            834,003             (331,709)            784,488
 Surrenders for benefit payments
  and fees                                 (71,414)            (49,892)            (670,143)            (95,694)
 Net loan activity                          (2,954)             (1,020)            (347,636)            (17,012)
 Cost of insurance                        (224,618)           (106,060)          (1,573,320)           (292,241)
                                        ----------          ----------          -----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (130,528)            860,214             (968,516)            812,376
                                        ----------          ----------          -----------          ----------
 Net increase (decrease) in net
  assets                                   274,319           1,167,378            2,920,080           1,356,143
NET ASSETS:
 Beginning of year                       1,551,758             356,296           13,289,938           1,727,293
                                        ----------          ----------          -----------          ----------
 End of year                            $1,826,077          $1,523,674          $16,210,018          $3,083,436
                                        ==========          ==========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                                             AMERICAN FUNDS
                                              AIM V.I.             AIM V.I.           AMERICAN FUNDS            BLUE CHIP
                                              CAPITAL           POWERSHARES ETF            ASSET               INCOME AND
                                          DEVELOPMENT FUND      ALLOCATION FUND       ALLOCATION FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $3,831             $1,606,459               $757,581
 Net realized gain (loss) on security
  transactions                                   18,014                  117                156,707                 15,608
 Net realized gain on distributions                  --                  662                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      309,566               15,060             13,225,675              8,409,522
                                             ----------            ---------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     327,580               19,670             14,988,841              9,182,711
                                             ----------            ---------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      182,190                6,623              9,846,125              6,009,614
 Net transfers                                  116,740              304,655             (1,181,758)              (437,801)
 Surrenders for benefit payments and
  fees                                          (73,263)                (185)            (2,831,823)            (1,343,409)
 Net loan activity                                 (789)                  --               (139,434)              (395,452)
 Cost of insurance                             (134,890)              (6,986)            (8,177,527)            (4,268,200)
                                             ----------            ---------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               89,988              304,107             (2,484,417)              (435,248)
                                             ----------            ---------            -----------            -----------
 Net increase (decrease) in net assets          417,568              323,777             12,504,424              8,747,463
NET ASSETS:
 Beginning of year                              834,800                   --             63,234,615             33,295,926
                                             ----------            ---------            -----------            -----------
 End of year                                 $1,252,368             $323,777            $75,739,039            $42,043,389
                                             ==========            =========            ===========            ===========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,781,601               $674,511              $1,039,541              $2,204,734
 Net realized gain (loss) on security
  transactions                                    51,808               (630,845)             (1,242,710)             (2,293,952)
 Net realized gain on distributions                   --                     --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,613,648             17,026,937              53,580,607              38,457,432
                                             -----------            -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    6,447,057             17,070,603              53,377,438              38,368,214
                                             -----------            -----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     6,711,365              6,296,293              26,505,888              19,986,446
 Net transfers                                 4,341,742             (2,576,246)             (8,872,240)             (6,181,997)
 Surrenders for benefit payments and
  fees                                        (2,760,212)            (1,979,981)             (7,045,454)             (7,524,601)
 Net loan activity                              (274,730)              (437,383)             (1,336,076)               (466,311)
 Cost of insurance                            (6,347,084)            (5,077,634)            (18,757,404)            (15,621,973)
                                             -----------            -----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,671,081             (3,774,951)             (9,505,286)             (9,808,436)
                                             -----------            -----------            ------------            ------------
 Net increase (decrease) in net assets         8,118,138             13,295,652              43,872,152              28,559,778
NET ASSETS:
 Beginning of year                            51,145,347             42,470,789             140,808,583             129,233,783
                                             -----------            -----------            ------------            ------------
 End of year                                 $59,263,485            $55,766,441            $184,680,735            $157,793,561
                                             ===========            ===========            ============            ============

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                         INTERNATIONAL FUND       NEW WORLD FUND       CAPITALIZATION FUND        PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $930,439               $420,483                $67,358               $31,727
 Net realized gain (loss) on security
  transactions                                  (404,695)              (126,733)              (393,198)              (95,614)
 Net realized gain on distributions              312,180                     --                     --                 2,211
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    20,841,584             10,787,495             11,860,829               427,601
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   21,679,508             11,081,245             11,534,989               365,925
                                             -----------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     8,494,484              4,196,002              3,576,532                    --
 Net transfers                                (1,998,501)              (120,220)              (373,602)              (65,306)
 Surrenders for benefit payments and
  fees                                        (2,573,556)            (1,381,577)            (1,144,116)              (76,247)
 Net loan activity                              (348,753)              (141,219)              (104,097)               (6,984)
 Cost of insurance                            (6,739,249)            (3,185,505)            (2,817,397)             (145,696)
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,165,575)              (632,519)              (862,680)             (294,233)
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets        18,513,933             10,448,726             10,672,309                71,692
NET ASSETS:
 Beginning of year                            52,794,571             22,965,729             19,303,674             1,391,153
                                             -----------            -----------            -----------            ----------
 End of year                                 $71,308,504            $33,414,455            $29,975,983            $1,462,845
                                             ===========            ===========            ===========            ==========

                                            FIDELITY VIP
                                               EQUITY              FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                             INCOME FUND            CONTRAFUND              OVERSEAS               MID CAP
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $653,054               $324,801               $36,900                $78,363
 Net realized gain (loss) on security
  transactions                                (1,505,586)                (1,665)             (234,000)               113,700
 Net realized gain on distributions                   --                  7,960                 5,790                 90,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,689,325              8,097,944               621,144              5,396,764
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    7,836,793              8,429,040               429,834              5,679,584
                                             -----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,941,039              5,778,280                    --              3,296,130
 Net transfers                                (1,740,101)             1,164,606               (84,470)              (517,149)
 Surrenders for benefit payments and
  fees                                        (1,538,356)              (915,733)              (69,096)              (513,128)
 Net loan activity                              (346,410)              (305,990)             (121,289)               (68,178)
 Cost of insurance                            (3,329,668)            (3,786,784)             (108,003)            (2,359,801)
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,013,496)             1,934,379              (382,858)              (162,126)
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets         4,823,297             10,363,419                46,976              5,517,458
NET ASSETS:
 Beginning of year                            28,294,360             22,401,277             1,899,627             14,509,208
                                             -----------            -----------            ----------            -----------
 End of year                                 $33,117,657            $32,764,696            $1,946,603            $20,026,666
                                             ===========            ===========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP           FRANKLIN
                                           FREEDOM 2010        FREEDOM 2020        FREEDOM 2030            INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $21,956             $16,949              $2,525             $2,252,480
 Net realized gain (loss) on security
  transactions                                  1,624               3,984               1,675                (70,694)
 Net realized gain on distributions             3,115               4,706               1,121                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              75,798             109,824              26,744              6,434,349
                                             --------            --------            --------            -----------
 Net increase (decrease) in net assets
  resulting from
  operations                                  102,493             135,463              32,065              8,616,135
                                             --------            --------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                     29,061              53,906              34,642              4,663,514
 Net transfers                                286,481             267,092              43,557               (505,686)
 Surrenders for benefit payments and
  fees                                         (1,700)             (8,114)                 78             (1,018,854)
 Net loan activity                             (9,115)            (12,236)                 --               (451,537)
 Cost of insurance                            (49,598)            (57,040)            (15,126)            (3,467,165)
                                             --------            --------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                255,129             243,608              63,151               (779,728)
                                             --------            --------            --------            -----------
 Net increase (decrease) in net assets        357,622             379,071              95,216              7,836,407
NET ASSETS:
 Beginning of year                            278,415             225,584              45,903             24,918,032
                                             --------            --------            --------            -----------
 End of year                                 $636,037            $604,655            $141,119            $32,754,439
                                             ========            ========            ========            ===========

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP             STRATEGIC                                    TEMPLETON
                                                VALUE                 INCOME             MUTUAL SHARES            FOREIGN
                                           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $322,335              $338,709               $750,109                $ --
 Net realized gain (loss) on security
  transactions                                   (32,073)                4,752               (168,096)                  1
 Net realized gain on distributions              887,666                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              4,063,010               662,272              8,610,813                (415)
                                             -----------            ----------            -----------             -------
 Net increase (decrease) in net assets
  resulting from
  operations                                   5,240,938             1,005,733              9,192,826                (414)
                                             -----------            ----------            -----------             -------
UNIT TRANSACTIONS:
 Purchases                                     3,117,272               574,931              6,351,573               2,184
 Net transfers                                (1,058,042)            4,567,173             (1,996,338)             90,988
 Surrenders for benefit payments and
  fees                                          (941,776)             (179,209)            (1,170,671)               (114)
 Net loan activity                              (216,436)              (89,632)              (304,119)               (841)
 Cost of insurance                            (2,278,468)             (379,573)            (4,619,014)               (944)
                                             -----------            ----------            -----------             -------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (1,377,450)            4,493,690             (1,738,569)             91,273
                                             -----------            ----------            -----------             -------
 Net increase (decrease) in net assets         3,863,488             5,499,423              7,454,257              90,859
NET ASSETS:
 Beginning of year                            18,853,326             1,708,421             36,268,854                  --
                                             -----------            ----------            -----------             -------
 End of year                                 $22,716,814            $7,207,844            $43,723,111             $90,859
                                             ===========            ==========            ===========             =======

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              TEMPLETON               MUTUAL                TEMPLETON              HARTFORD
                                               GROWTH            GLOBAL DISCOVERY          GLOBAL BOND             ADVISERS
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND           HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (B)        SUB-ACCOUNT (C)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $268,483               $207,511             $1,801,497             $1,681,688
 Net realized gain (loss) on security
  transactions                                    41,526                 (5,515)                20,647             (2,168,905)
 Net realized gain on distributions                   --                489,634                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,157,481              3,057,132                531,496             20,671,687
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,467,490              3,748,762              2,353,640             20,184,470
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,836,335              3,098,198              1,516,112              8,971,098
 Net transfers                                  (394,123)             1,530,419              6,412,787             (3,760,903)
 Surrenders for benefit payments and
  fees                                          (261,691)              (785,938)            (1,563,134)            (5,220,288)
 Net loan activity                               (20,341)              (197,422)                (4,845)              (100,423)
 Cost of insurance                            (1,174,727)            (2,044,314)            (1,271,978)            (9,517,852)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (14,547)             1,600,943              5,088,942             (9,628,368)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets         2,452,943              5,349,705              7,442,582             10,556,102
NET ASSETS:
 Beginning of year                             7,836,891             15,344,558              9,574,652             72,552,427
                                             -----------            -----------            -----------            -----------
 End of year                                 $10,289,834            $20,694,263            $17,017,234            $83,108,529
                                             ===========            ===========            ===========            ===========

                                               HARTFORD                HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                  CAPITAL                 DIVIDEND                GLOBAL
                                             RETURN BOND             APPRECIATION             AND GROWTH              ADVISERS
                                               HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $4,346,120              $1,500,556              $2,091,474                  $ --
 Net realized gain (loss) on security
  transactions                                    386,233              (7,164,066)             (1,458,426)              (32,289)
 Net realized gain on distributions                    --                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     11,001,626              68,104,677              20,341,707               200,884
                                             ------------            ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    15,733,979              62,441,167              20,974,755               168,595
                                             ------------            ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     12,452,860              17,948,305              12,737,092                    --
 Net transfers                                  4,097,651              (6,416,787)             (2,960,065)              (23,154)
 Surrenders for benefit payments and
  fees                                         (9,312,215)            (11,269,889)             (5,409,388)              (49,367)
 Net loan activity                             (1,206,656)               (308,562)               (746,908)                1,580
 Cost of insurance                            (12,555,908)            (17,122,464)            (10,535,804)              (92,951)
                                             ------------            ------------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (6,524,268)            (17,169,397)             (6,915,073)             (163,892)
                                             ------------            ------------            ------------            ----------
 Net increase (decrease) in net assets          9,209,711              45,271,770              14,059,682                 4,703
NET ASSETS:
 Beginning of year                            109,602,057             147,174,973              90,441,746               838,334
                                             ------------            ------------            ------------            ----------
 End of year                                 $118,811,768            $192,446,743            $104,501,428              $843,037
                                             ============            ============            ============            ==========

(b) Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(c)  Formerly Templeton Global Income Securites Fund. Change effective May 1,
     2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                         HARTFORD               HARTFORD
                                             HARTFORD              HARTFORD             DISCIPLINED              GROWTH
                                           GLOBAL EQUITY        GLOBAL GROWTH             EQUITY              OPPORTUNITIES
                                             HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $3,059                $6,543               $201,122               $101,435
 Net realized gain (loss) on security
  transactions                                 (81,021)              (14,866)               (10,056)                 4,590
 Net realized gain on distributions                 --                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     436,810               274,273              2,749,488              5,109,682
                                             ---------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    358,848               265,950              2,940,554              5,215,707
                                             ---------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       8,890                12,550              2,048,868              4,486,571
 Net transfers                                (797,882)               44,705                424,714               (142,942)
 Surrenders for benefit payments and
  fees                                         (17,999)              (29,301)              (726,323)              (905,495)
 Net loan activity                                (478)               (7,768)               (42,271)               (82,926)
 Cost of insurance                             (73,345)              (61,636)            (1,775,800)            (3,072,008)
                                             ---------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (880,814)              (41,450)               (70,812)               283,200
                                             ---------            ----------            -----------            -----------
 Net increase (decrease) in net assets        (521,966)              224,500              2,869,742              5,498,907
NET ASSETS:
 Beginning of year                             877,685               790,551             11,594,403             17,654,224
                                             ---------            ----------            -----------            -----------
 End of year                                  $355,719            $1,015,051            $14,464,145            $23,153,131
                                             =========            ==========            ===========            ===========

                                                                                           HARTFORD               HARTFORD
                                              HARTFORD              HARTFORD             INTERNATIONAL          INTERNATIONAL
                                             HIGH YIELD               INDEX              SMALL COMPANY          OPPORTUNITIES
                                              HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $37,541               $867,549               $175,399               $674,826
 Net realized gain (loss) on security
  transactions                                        4               (454,182)              (187,931)            (1,285,082)
 Net realized gain on distributions                  --                 20,346                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (17,765)             9,696,921              3,299,466             10,552,804
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      19,780             10,130,634              3,286,934              9,942,548
                                             ----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        3,916              5,773,328              1,860,448              4,536,826
 Net transfers                                  505,010               (894,678)               328,504             (1,809,210)
 Surrenders for benefit payments and
  fees                                                2             (2,592,141)              (620,072)            (2,189,774)
 Net loan activity                                  (43)              (150,354)               (73,673)              (304,274)
 Cost of insurance                               (5,342)            (5,193,625)            (1,424,218)            (3,834,605)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              503,543             (3,057,470)                70,989             (3,601,037)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets          523,323              7,073,164              3,357,923              6,341,511
NET ASSETS:
 Beginning of year                                   --             41,230,064              8,547,375             32,595,949
                                             ----------            -----------            -----------            -----------
 End of year                                   $523,323            $48,303,228            $11,905,298            $38,937,460
                                             ==========            ===========            ===========            ===========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD                HARTFORD               HARTFORD
                                               MIDCAP              MIDCAP VALUE            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $293,041                $85,676                 $77,307                 $3,410
 Net realized gain (loss) on security
  transactions                                (4,218,318)              (455,524)                     --             (2,271,747)
 Net realized gain on distributions                   --                     --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    18,900,452              4,224,397                      --              9,233,973
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   14,975,175              3,854,549                  77,307              6,965,636
                                             -----------            -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     4,757,776              1,305,204              22,708,915              2,675,286
 Net transfers                                (3,657,534)              (997,476)             17,119,539             (1,853,689)
 Surrenders for benefit payments and
  fees                                        (3,673,898)              (680,583)            (44,282,209)            (1,918,950)
 Net loan activity                            (1,200,480)              (166,947)               (931,017)              (311,501)
 Cost of insurance                            (5,128,666)            (1,037,070)            (14,146,036)            (2,414,946)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (8,902,802)            (1,576,872)            (19,530,808)            (3,823,800)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets         6,072,373              2,277,677             (19,453,501)             3,141,836
NET ASSETS:
 Beginning of year                            54,160,603             10,402,729             126,471,226             26,871,319
                                             -----------            -----------            ------------            -----------
 End of year                                 $60,232,976            $12,680,406            $107,017,725            $30,013,155
                                             ===========            ===========            ============            ===========

                                                                     HARTFORD               HARTFORD
                                              HARTFORD            U.S. GOVERNMENT             VALUE              LORD ABBETT
                                                STOCK               SECURITIES            OPPORTUNITIES        AMERICA'S VALUE
                                              HLS FUND               HLS FUND               HLS FUND              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,098,090                 $4,403               $102,528              $203,752
 Net realized gain (loss) on security
  transactions                                (3,446,694)               (32,172)              (970,421)               51,930
 Net realized gain on distributions                   --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    27,443,324                519,268              4,419,869             1,023,306
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   25,094,720                491,499              3,551,976             1,278,988
                                             -----------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    11,177,121              1,577,907              1,690,221             1,074,891
 Net transfers                                (5,117,694)              (185,051)              (889,500)              (98,098)
 Surrenders for benefit payments and
  fees                                        (6,488,506)            (1,965,537)              (573,503)             (171,371)
 Net loan activity                               303,810               (164,719)               (29,564)              (58,993)
 Cost of insurance                            (9,241,052)            (1,575,816)            (1,259,725)             (746,415)
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,366,321)            (2,313,216)            (1,062,071)                   14
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets        15,728,399             (1,821,717)             2,489,905             1,279,002
NET ASSETS:
 Beginning of year                            65,382,562             16,046,908              8,567,705             5,225,821
                                             -----------            -----------            -----------            ----------
 End of year                                 $81,110,961            $14,225,191            $11,057,610            $6,504,823
                                             ===========            ===========            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  LORD ABBETT
                                            LORD ABBETT             GROWTH &
                                           BOND-DEBENTURE            INCOME            MFS INVESTORS            MFS NEW
                                             PORTFOLIO             PORTFOLIO            TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $190,838               $54,540               $23,489                  $ --
 Net realized gain (loss) on security
  transactions                                    2,213                 8,442                22,169                11,158
 Net realized gain on distributions                  --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               397,457               883,799               270,770             1,545,639
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     590,508               946,781               316,428             1,556,797
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      327,967             1,143,126               171,317               443,619
 Net transfers                                1,994,203              (195,554)             (152,345)            1,038,795
 Surrenders for benefit payments and
  fees                                          (59,580)             (246,572)               (3,754)             (152,542)
 Net loan activity                                  403               (74,496)             (137,505)                7,490
 Cost of insurance                             (205,983)             (732,234)              (80,966)             (397,461)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,057,010              (105,730)             (203,253)              939,901
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets        2,647,518               841,051               113,175             2,496,698
NET ASSETS:
 Beginning of year                              625,590             5,238,191             1,302,419             2,167,981
                                             ----------            ----------            ----------            ----------
 End of year                                 $3,273,108            $6,079,242            $1,415,594            $4,664,679
                                             ==========            ==========            ==========            ==========

                                                                                                               VAN KAMPEN --
                                                                                                                UIF MID CAP
                                              MFS TOTAL             MFS VALUE            MFS RESEARCH              GROWTH
                                            RETURN SERIES             SERIES              BOND SERIES            PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $861,850               $34,334                  $ --                   $ --
 Net realized gain (loss) on security
  transactions                                   148,386                (3,103)                   (8)                 8,791
 Net realized gain on distributions                   --                    --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              3,166,310               749,406                 2,385                424,783
                                             -----------            ----------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    4,176,546               780,637                 2,377                433,574
                                             -----------            ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                     3,408,041               444,449                34,843                129,476
 Net transfers                                   (91,600)            2,063,682               858,487              1,055,236
 Surrenders for benefit payments and
  fees                                          (854,642)              (20,808)                   44                (70,502)
 Net loan activity                              (171,727)               (3,195)                   (1)                  (464)
 Cost of insurance                            (2,841,756)             (315,990)               (9,209)              (115,064)
                                             -----------            ----------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (551,684)            2,168,138               884,164                998,682
                                             -----------            ----------             ---------             ----------
 Net increase (decrease) in net assets         3,624,862             2,948,775               886,541              1,432,256
NET ASSETS:
 Beginning of year                            22,785,179             1,981,796                    --                349,908
                                             -----------            ----------             ---------             ----------
 End of year                                 $26,410,041            $4,930,571              $886,541             $1,782,164
                                             ===========            ==========             =========             ==========

(a)  From inception February 26, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   OPPENHEIMER            OPPENHEIMER
                                            U.S. MID CAP             CAPITAL                 GLOBAL             OPPENHEIMER
                                               VALUE            APPRECIATION FUND       SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $21,044                   $167               $118,041               $19,548
 Net realized gain (loss) on security
  transactions                                   23,305                 10,575                 20,725                 8,385
 Net realized gain on distributions                  --                     --                130,899                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      600,410                933,742              1,890,529               284,213
                                             ----------             ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     644,759                944,484              2,160,194               312,146
                                             ----------             ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      319,633                603,756              1,475,694               277,945
 Net transfers                                  107,239                  9,349                 82,055               (36,976)
 Surrenders for benefit payments and
  fees                                          (62,538)              (119,600)              (239,323)              (35,125)
 Net loan activity                                 (521)                (3,376)               (77,386)              (23,033)
 Cost of insurance                             (228,594)              (424,697)              (989,336)             (196,475)
                                             ----------             ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              135,219                 65,432                251,704               (13,664)
                                             ----------             ----------             ----------            ----------
 Net increase (decrease) in net assets          779,978              1,009,916              2,411,898               298,482
NET ASSETS:
 Beginning of year                            1,401,416              2,073,956              5,547,520             1,113,613
                                             ----------             ----------             ----------            ----------
 End of year                                 $2,181,394             $3,083,872             $7,959,418            $1,412,095
                                             ==========             ==========             ==========            ==========

                                            OPPENHEIMER            PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            MAIN STREET           DIVERSIFIED           GLOBAL ASSET             GLOBAL
                                           SMALL CAP FUND         INCOME FUND         ALLOCATION FUND         EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $2,474              $117,571               $28,542                $7,495
 Net realized gain (loss) on security
  transactions                                      438               (35,782)              (21,147)             (531,213)
 Net realized gain on distributions                  --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      204,093               819,555               129,104             1,653,412
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     207,005               901,344               136,499             1,129,694
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      122,034               210,860                    --               483,423
 Net transfers                                  397,743               977,373               (17,198)             (101,048)
 Surrenders for benefit payments and
  fees                                          (16,686)             (151,752)               (8,910)             (302,645)
 Net loan activity                               (1,893)               49,052                (1,365)               (3,818)
 Cost of insurance                              (67,014)             (215,783)              (56,385)             (531,200)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              434,184               869,750               (83,858)             (455,288)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets          641,189             1,771,094                52,641               674,406
NET ASSETS:
 Beginning of year                              247,768             1,221,208               434,635             3,985,418
                                             ----------            ----------            ----------            ----------
 End of year                                   $888,957            $2,992,302              $487,276            $4,659,824
                                             ==========            ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND           GLOBAL HEALTH               HIGH                 PUTNAM VT
                                             INCOME FUND            CARE FUND              YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (D)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $431,274                  $ --              $1,897,188                $960,675
 Net realized gain (loss) on security
  transactions                                  (457,828)               34,859                 168,467                (371,726)
 Net realized gain on distributions                   --               163,442                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,729,649               131,830               6,513,215               5,619,032
                                             -----------            ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    3,703,095               330,131               8,578,870               6,207,981
                                             -----------            ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     1,532,216                    --               2,129,416               2,339,039
 Net transfers                                  (874,449)             (161,496)              4,690,201              (1,633,057)
 Surrenders for benefit payments and
  fees                                          (956,889)              (29,060)               (850,861)             (1,842,911)
 Net loan activity                              (155,766)               (3,729)               (285,669)               (103,601)
 Cost of insurance                            (1,782,496)             (166,796)             (2,325,039)             (1,946,231)
                                             -----------            ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,237,384)             (361,081)              3,358,048              (3,186,761)
                                             -----------            ----------            ------------            ------------
 Net increase (decrease) in net assets         1,465,711               (30,950)             11,936,918               3,021,220
NET ASSETS:
 Beginning of year                            13,842,778             1,526,616              15,113,898              14,771,688
                                             -----------            ----------            ------------            ------------
 End of year                                 $15,308,489            $1,495,666             $27,050,816             $17,792,908
                                             ===========            ==========            ============            ============

                                              PUTNAM VT
                                            INTERNATIONAL            PUTNAM VT                PUTNAM VT
                                             GROWTH AND            INTERNATIONAL          INTERNATIONAL NEW          PUTNAM VT
                                             INCOME FUND            EQUITY FUND          OPPORTUNITIES FUND       INVESTORS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                    $ --                $11,345                $11,868
 Net realized gain (loss) on security
  transactions                                  (223,880)             (1,866,159)              (169,920)              (238,763)
 Net realized gain on distributions                   --                      --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       417,826               5,916,317                321,832                429,121
                                             -----------            ------------              ---------              ---------
 Net increase (decrease) in net assets
  resulting from operations                      193,946               4,050,158                163,257                202,226
                                             -----------            ------------              ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                            --               2,030,960                     --                     --
 Net transfers                                   (55,350)             (1,371,683)               (34,189)              (146,686)
 Surrenders for benefit payments and
  fees                                           (39,483)             (1,594,219)              (112,074)               (55,744)
 Net loan activity                               (97,438)                (76,428)                  (555)                  (677)
 Cost of insurance                               (90,319)             (1,932,030)               (59,390)               (97,880)
                                             -----------            ------------              ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (282,590)             (2,943,400)              (206,208)              (300,987)
                                             -----------            ------------              ---------              ---------
 Net increase (decrease) in net assets           (88,644)              1,106,758                (42,951)               (98,761)
NET ASSETS:
 Beginning of year                               908,738              18,290,657                588,816                967,670
                                             -----------            ------------              ---------              ---------
 End of year                                    $820,094             $19,397,415               $545,865               $868,909
                                             ===========            ============              =========              =========

(d) Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT              PUTNAM VT              PUTNAM VT
                                              MONEY                  NEW                 SMALL CAP          THE GEORGE PUTNAM
                                           MARKET FUND        OPPORTUNITIES FUND        VALUE FUND           FUND OF BOSTON
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $686                $53,755               $60,227                $51,087
 Net realized gain (loss) on security
  transactions                                     --             (2,908,262)              (15,961)              (172,736)
 Net realized gain on distributions                --                     --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --              5,198,958             1,015,451                350,336
                                             --------             ----------             ---------              ---------
 Net increase (decrease) in net assets
  resulting from operations                       686              2,344,451             1,059,717                228,687
                                             --------             ----------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                         --              1,045,592               974,018                     --
 Net transfers                                     --               (515,085)             (157,535)              (158,242)
 Surrenders for benefit payments and
  fees                                         (6,179)              (696,923)             (211,954)               (16,350)
 Net loan activity                                (10)              (186,521)              (27,442)                (9,240)
 Cost of insurance                            (15,264)            (1,064,063)             (541,519)              (106,288)
                                             --------             ----------             ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (21,453)            (1,417,000)               35,568               (290,120)
                                             --------             ----------             ---------              ---------
 Net increase (decrease) in net assets        (20,767)               927,451             1,095,285                (61,433)
NET ASSETS:
 Beginning of year                            202,497              8,165,677             3,403,598              1,063,234
                                             --------             ----------             ---------              ---------
 End of year                                 $181,730             $9,093,128             $4,498,883             $1,001,801
                                             ========             ==========             =========              =========

                                             PUTNAM VT                                                         PUTNAM VT
                                              GLOBAL              PUTNAM VT             PUTNAM VT               CAPITAL
                                          UTILITIES FUND          VISTA FUND           VOYAGER FUND       OPPORTUNITIES FUND
                                          SUB-ACCOUNT (E)      SUB-ACCOUNT (F)         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $53,324                $1,490              $212,008               $22,684
 Net realized gain (loss) on security
  transactions                                 (44,071)           (1,375,069)           (2,653,531)              (56,831)
 Net realized gain on distributions             80,253                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (26,188)            1,651,372            11,929,837             1,479,208
                                             ---------            ----------            ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     63,318               277,793             9,488,314             1,445,061
                                             ---------            ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                          --                    --             2,039,853               782,704
 Net transfers                                 (10,237)             (141,958)              (55,392)             (334,329)
 Surrenders for benefit payments and
  fees                                        (196,476)              (51,935)           (1,516,095)             (245,952)
 Net loan activity                              (6,663)              (43,741)             (193,079)              (13,315)
 Cost of insurance                            (129,900)             (100,182)           (2,351,618)             (547,023)
                                             ---------            ----------            ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (343,276)             (337,816)           (2,076,331)             (357,915)
                                             ---------            ----------            ----------             ---------
 Net increase (decrease) in net assets        (279,958)              (60,023)            7,411,983             1,087,146
NET ASSETS:
 Beginning of year                           1,358,315             1,032,059            16,121,335             3,375,113
                                             ---------            ----------            ----------             ---------
 End of year                                 $1,078,357             $972,036            $23,533,318            $4,462,259
                                             =========            ==========            ==========             =========

(e) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(f) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     VAN KAMPEN
                                               PUTNAM VT           LIFE INVESTMENT
                                                 EQUITY            TRUST COMSTOCK
                                              INCOME FUND             PORTFOLIO
                                            SUB-ACCOUNT (G)          SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $108,399               $563,270
 Net realized gain (loss) on security
  transactions                                 (1,144,569)                 6,182
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,441,971              2,925,350
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     1,405,801              3,494,802
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                        471,927              2,722,466
 Net transfers                                   (289,130)              (198,513)
 Surrenders for benefit payments and
  fees                                           (284,909)              (272,539)
 Net loan activity                                 15,069                (33,160)
 Cost of insurance                               (644,137)            (1,701,686)
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (731,180)               516,568
                                               ----------            -----------
 Net increase (decrease) in net assets            674,621              4,011,370
NET ASSETS:
 Beginning of year                              5,552,183             11,928,513
                                               ----------            -----------
 End of year                                   $6,226,804            $15,939,883
                                               ==========            ===========

(g) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS         AIM V.I.
                                         INTERNATIONAL            SMALL/MID-CAP            INTERNATIONAL             CAPITAL
                                        VALUE PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO       APPRECIATION FUND
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $122,828                  $30,074                     $ --                    $ --
 Net realized gain (loss) on
  security
  transactions                               (71,371)                 (19,655)                 (54,702)                  1,585
 Net realized gain on
  distributions                              878,749                  708,311                   48,447                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (10,751,280)             (3,632,053)              (1,774,297)               (963,907)
                                          ----------               ----------               ----------              ----------
 Net increase (decrease) in net
  assets resulting from operations        (9,821,074)              (2,913,323)              (1,780,552)               (962,322)
                                          ----------               ----------               ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                 3,412,402                1,922,319                  758,884                 580,452
 Net transfers                             2,695,156                  579,995                1,711,822                 236,662
 Surrenders for benefit payments
  and fees                                  (240,177)                (157,041)                 (49,137)                (31,775)
 Net loan activity                          (123,677)                 (56,853)                 (24,134)                 (6,292)
 Cost of insurance                        (1,685,780)                (930,914)                (352,533)               (309,320)
                                          ----------               ----------               ----------              ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             4,057,924                1,357,506                2,044,902                 469,727
                                          ----------               ----------               ----------              ----------
 Net increase (decrease) in net
  assets                                  (5,763,150)              (1,555,817)                 264,350                (492,595)
NET ASSETS:
 Beginning of year                        15,497,409                7,112,541                2,075,755               1,977,854
                                          ----------               ----------               ----------              ----------
 End of year                              $9,734,259               $5,556,724               $2,340,105              $1,485,259
                                          ==========               ==========               ==========              ==========

                                          AIM V.I.             AIM V.I.             AIM V.I.               AIM V.I.
                                            CORE            INTERNATIONAL         MID CAP CORE            SMALL CAP
                                        EQUITY FUND          GROWTH FUND           EQUITY FUND           EQUITY FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $44,434              $2,332               $264,569                  $ --
 Net realized gain (loss) on
  security
  transactions                               (4,708)                 59               (135,611)               (6,594)
 Net realized gain on
  distributions                                  --               5,639              1,924,026                 6,940
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (637,599)            (71,234)            (7,272,250)             (647,809)
                                         ----------            --------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from operations         (597,873)            (63,204)            (5,219,266)             (647,463)
                                         ----------            --------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  327,583              20,740              2,659,222               412,582
 Net transfers                              376,993             415,009                321,399               936,688
 Surrenders for benefit payments
  and fees                                  (26,096)               (785)              (915,756)              (26,655)
 Net loan activity                          (14,935)               (376)              (110,616)               (2,523)
 Cost of insurance                         (261,928)            (15,088)            (1,817,418)             (270,294)
                                         ----------            --------            -----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              401,617             419,500                136,831             1,049,798
                                         ----------            --------            -----------            ----------
 Net increase (decrease) in net
  assets                                   (196,256)            356,296             (5,082,435)              402,335
NET ASSETS:
 Beginning of year                        1,748,014                  --             18,372,373             1,324,958
                                         ----------            --------            -----------            ----------
 End of year                             $1,551,758            $356,296            $13,289,938            $1,727,293
                                         ==========            ========            ===========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS
                                             AIM V.I.          AMERICAN FUNDS          BLUE CHIP
                                              CAPITAL               ASSET             INCOME AND         AMERICAN FUNDS
                                         DEVELOPMENT FUND      ALLOCATION FUND        GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --            $2,062,706             $914,812           $3,129,287
 Net realized gain (loss) on security
  transactions                                 (40,413)             (566,358)              20,119             (140,569)
 Net realized gain on distributions            162,177             3,238,315            2,973,663              143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (863,707)          (31,560,930)         (22,676,450)          (8,588,408)
                                             ---------           -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (741,943)          (26,826,267)         (18,767,856)          (5,456,318)
                                             ---------           -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     240,871            11,994,522            7,241,509            7,489,399
 Net transfers                                 117,814             6,923,255            2,840,082            3,287,407
 Surrenders for benefit payments and
  fees                                        (279,051)           (2,428,312)          (1,968,744)          (2,314,802)
 Net loan activity                              (3,213)           (1,185,457)            (254,423)            (290,341)
 Cost of insurance                            (147,122)           (8,255,749)          (4,520,233)          (5,723,998)
                                             ---------           -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (70,701)            7,048,259            3,338,191            2,447,665
                                             ---------           -----------          -----------          -----------
 Net increase (decrease) in net assets        (812,644)          (19,778,008)         (15,429,665)          (3,008,653)
NET ASSETS:
 Beginning of year                           1,647,444            83,012,623           48,725,591           54,154,000
                                             ---------           -----------          -----------          -----------
 End of year                                  $834,800           $63,234,615          $33,295,926          $51,145,347
                                             =========           ===========          ===========          ===========


                                          AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND          GROWTH FUND         GROWTH-INCOME FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,064,959            $1,709,457             $3,092,865            $1,456,544
 Net realized gain (loss) on security
  transactions                                 (286,208)             (113,470)              (355,575)             (106,543)
 Net realized gain on distributions           4,874,931            22,937,440             11,681,841            10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (32,247,700)         (132,229,540)           (93,334,897)          (49,467,396)
                                            -----------          ------------           ------------           -----------
 Net increase (decrease) in net assets
  resulting from operations                 (26,594,018)         (107,696,113)           (78,915,766)          (38,106,010)
                                            -----------          ------------           ------------           -----------
UNIT TRANSACTIONS:
 Purchases                                    7,837,316            31,813,353             24,642,343            10,477,425
 Net transfers                                2,793,463             9,098,139              5,582,501             4,210,306
 Surrenders for benefit payments and
  fees                                       (2,001,472)           (9,188,183)            (6,353,930)           (3,827,307)
 Net loan activity                             (600,153)           (1,894,640)            (2,637,473)             (652,471)
 Cost of insurance                           (5,285,783)          (20,512,066)           (16,953,578)           (6,959,640)
                                            -----------          ------------           ------------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,743,371             9,316,603              4,279,863             3,248,313
                                            -----------          ------------           ------------           -----------
 Net increase (decrease) in net assets      (23,850,647)          (98,379,510)           (74,635,903)          (34,857,697)
NET ASSETS:
 Beginning of year                           66,321,436           239,188,093            203,869,686            87,652,268
                                            -----------          ------------           ------------           -----------
 End of year                                $42,470,789          $140,808,583           $129,233,783           $52,794,571
                                            ===========          ============           ============           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                                FIDELITY VIP
                                                                  AMERICAN FUNDS          FIDELITY VIP             EQUITY
                                           AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER           INCOME FUND
                                           NEW WORLD FUND       CAPITALIZATION FUND        PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $501,503                   $ --               $48,935             $1,033,969
 Net realized gain (loss) on security
  transactions                                  (439,055)              (453,571)              (77,250)            (1,215,901)
 Net realized gain on distributions            2,688,812              4,506,709               219,483                 44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,950,463)           (26,579,838)             (824,947)           (21,753,015)
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (17,199,203)           (22,526,700)             (633,779)           (21,890,552)
                                             -----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     5,095,177              4,625,782                    --              5,091,197
 Net transfers                                 1,955,745                   (160)             (134,890)            (1,698,958)
 Surrenders for benefit payments and
  fees                                        (1,501,821)            (1,419,632)             (138,237)            (2,839,499)
 Net loan activity                              (355,619)              (195,892)               (5,906)              (177,943)
 Cost of insurance                            (3,315,047)            (3,149,580)             (163,778)            (3,954,269)
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,878,435               (139,482)             (442,811)            (3,579,472)
                                             -----------            -----------            ----------            -----------
 Net increase (decrease) in net assets       (15,320,768)           (22,666,182)           (1,076,590)           (25,470,024)
NET ASSETS:
 Beginning of year                            38,286,497             41,969,856             2,467,743             53,764,384
                                             -----------            -----------            ----------            -----------
 End of year                                 $22,965,729            $19,303,674            $1,391,153            $28,294,360
                                             ===========            ===========            ==========            ===========


                                            FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                             CONTRAFUND              OVERSEAS               MID CAP             FREEDOM 2010
                                              PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $257,205               $74,090                $44,974               $9,076
 Net realized gain (loss) on security
  transactions                                    (1,686)              (46,000)               (42,310)               3,462
 Net realized gain on distributions              746,062               353,301              2,841,567                8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,262,432)           (1,936,522)           (11,716,108)             (70,949)
                                             -----------            ----------            -----------             --------
 Net increase (decrease) in net assets
  resulting from operations                  (15,260,851)           (1,555,131)            (8,871,877)             (49,843)
                                             -----------            ----------            -----------             --------
UNIT TRANSACTIONS:
 Purchases                                     6,957,349                    --              4,012,794                1,983
 Net transfers                                 5,986,557                (9,693)             2,490,351              333,292
 Surrenders for benefit payments and
  fees                                        (1,523,606)              (60,115)              (358,998)                  --
 Net loan activity                              (373,677)              (25,844)              (298,818)                  --
 Cost of insurance                            (3,746,668)             (123,249)            (2,218,333)              (7,017)
                                             -----------            ----------            -----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             7,299,955              (218,901)             3,626,996              328,258
                                             -----------            ----------            -----------             --------
 Net increase (decrease) in net assets        (7,960,896)           (1,774,032)            (5,244,881)             278,415
NET ASSETS:
 Beginning of year                            30,362,173             3,673,659             19,754,089                   --
                                             -----------            ----------            -----------             --------
 End of year                                 $22,401,277            $1,899,627            $14,509,208             $278,415
                                             ===========            ==========            ===========             ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                                FRANKLIN
                                            FIDELITY VIP         FIDELITY VIP            FRANKLIN               SMALL CAP
                                            FREEDOM 2020         FREEDOM 2030             INCOME                  VALUE
                                             PORTFOLIO             PORTFOLIO          SECURITIES FUND        SECURITIES FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $6,622               $1,312              $1,554,156               $281,292
 Net realized gain (loss) on security
  transactions                                     (28)                  (6)                (34,830)               (47,401)
 Net realized gain on distributions              7,920                2,613                 650,761              1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,791)              (5,590)            (12,261,829)           (11,231,764)
                                              --------              -------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from
  operations                                   (30,277)              (1,671)            (10,091,742)            (9,049,693)
                                              --------              -------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      12,211                4,327               5,790,782              4,188,510
 Net transfers                                 253,811               46,454               7,998,739                666,781
 Surrenders for benefit payments and
  fees                                              28                 (623)               (873,218)            (1,138,494)
 Net loan activity                                  --                   --                  (4,946)              (224,855)
 Cost of insurance                             (10,189)              (2,584)             (3,186,098)            (2,523,164)
                                              --------              -------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             255,861               47,574               9,725,259                968,778
                                              --------              -------             -----------            -----------
 Net increase (decrease) in net assets         225,584               45,903                (366,483)            (8,080,915)
NET ASSETS:
 Beginning of year                                  --                   --              25,284,515             26,934,241
                                              --------              -------             -----------            -----------
 End of year                                  $225,584              $45,903             $24,918,032            $18,853,326
                                              ========              =======             ===========            ===========

                                              FRANKLIN
                                             STRATEGIC                                    TEMPLETON
                                               INCOME             MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND        SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $3,022             $1,455,882              $180,525               $406,527
 Net realized gain (loss) on security
  transactions                                   (3,430)               (79,745)              (30,277)               (47,119)
 Net realized gain on distributions                 105              2,070,752               711,379                761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (75,535)           (24,378,417)           (6,220,830)            (6,725,842)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from
  operations                                    (75,838)           (20,931,528)           (5,359,203)            (5,604,824)
                                             ----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       93,454              8,301,729             2,357,226              3,596,782
 Net transfers                                1,754,821              2,328,560             1,683,556              4,017,807
 Surrenders for benefit payments and
  fees                                           (7,220)            (1,783,000)             (113,965)              (323,364)
 Net loan activity                                1,173               (314,711)              (59,282)              (101,910)
 Cost of insurance                              (57,969)            (4,805,120)           (1,201,448)            (1,814,004)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,784,259              3,727,458             2,666,087              5,375,311
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets        1,708,421            (17,204,070)           (2,693,116)              (229,513)
NET ASSETS:
 Beginning of year                                   --             53,472,924            10,530,007             15,574,071
                                             ----------            -----------            ----------            -----------
 End of year                                 $1,708,421            $36,268,854            $7,836,891            $15,344,558
                                             ==========            ===========            ==========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                            HARTFORD           HARTFORD
                                             TEMPLETON              HARTFORD                 TOTAL             CAPITAL
                                           GLOBAL INCOME            ADVISERS              RETURN BOND        APPRECIATION
                                          SERCURITIES FUND          HLS FUND                HLS FUND           HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $255,674             $2,927,136              $8,002,571         $4,106,877
 Net realized gain (loss) on security
  transactions                                    3,565             (1,119,368)               (407,926)        (1,451,504)
 Net realized gain on distributions                  --                594,307                      --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               (20,114)           (37,053,478)            (17,107,193)      (150,922,337)
                                             ----------            -----------            ------------       ------------
 Net increase (decrease) in net assets
  resulting from operations                     239,125            (34,651,403)             (9,512,548)      (125,855,703)
                                             ----------            -----------            ------------       ------------
UNIT TRANSACTIONS:
 Purchases                                      723,076             11,567,652              15,021,466         21,009,252
 Net transfers                                8,404,960             (2,128,760)              1,217,467          1,048,515
 Surrenders for benefit payments and
  fees                                         (284,941)            (4,797,681)             (6,330,697)       (12,051,308)
 Net loan activity                              (83,671)              (781,228)               (653,445)        (2,182,804)
 Cost of insurance                             (600,223)           (10,253,874)            (11,993,434)       (19,187,681)
                                             ----------            -----------            ------------       ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            8,159,201             (6,393,891)             (2,738,643)       (11,364,026)
                                             ----------            -----------            ------------       ------------
 Net increase (decrease) in net assets        8,398,326            (41,045,294)            (12,251,191)      (137,219,729)
NET ASSETS:
 Beginning of year                            1,176,326            113,597,721             121,853,248        284,394,702
                                             ----------            -----------            ------------       ------------
 End of year                                 $9,574,652            $72,552,427            $109,602,057       $147,174,973
                                             ==========            ===========            ============       ============

                                              HARTFORD              HARTFORD
                                              DIVIDEND               GLOBAL               HARTFORD               HARTFORD
                                             AND GROWTH             ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                              HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(B)        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $2,689,376              $51,304                $8,155                 $8,965
 Net realized gain (loss) on security
  transactions                                  (198,693)               5,892               278,653                (75,684)
 Net realized gain on distributions            2,434,830               20,380                    --                 55,396
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (48,345,025)            (513,736)             (914,449)              (943,022)
                                             -----------            ---------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                  (43,419,512)            (436,160)             (627,641)              (954,345)
                                             -----------            ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                    15,503,398                   --                    --                  2,757
 Net transfers                                 3,997,378              (20,433)               (8,245)                (4,246)
 Surrenders for benefit payments and
  fees                                        (5,385,243)             (51,867)               (9,491)               (37,413)
 Net loan activity                              (774,220)              (8,442)               (2,463)                (4,413)
 Cost of insurance                           (11,139,015)             (95,977)              (83,830)               (70,685)
                                             -----------            ---------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,202,298             (176,719)             (104,029)              (114,000)
                                             -----------            ---------             ---------             ----------
 Net increase (decrease) in net assets       (41,217,214)            (612,879)             (731,670)            (1,068,345)
NET ASSETS:
 Beginning of year                           131,658,960            1,451,213             1,609,355              1,858,896
                                             -----------            ---------             ---------             ----------
 End of year                                 $90,441,746             $838,334              $877,685               $790,551
                                             ===========            =========             =========             ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD                                   HARTFORD
                                            DISCIPLINED             GROWTH               HARTFORD           INTERNATIONAL
                                              EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $185,718              $101,855            $1,224,231             $156,618
 Net realized gain (loss) on security
  transactions                                   (6,635)              (70,857)             (564,963)             (81,318)
 Net realized gain on distributions           1,476,745               994,740             1,372,644              366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (8,481,125)          (14,606,566)          (26,815,776)          (6,868,284)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (6,825,297)          (13,580,828)          (24,783,864)          (6,426,680)
                                            -----------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,311,250             5,323,457             7,015,021            2,468,803
 Net transfers                                  189,868             2,949,416              (682,748)            (154,056)
 Surrenders for benefit payments and
  fees                                         (854,309)           (1,526,391)           (2,734,145)            (523,555)
 Net loan activity                             (147,376)             (173,458)             (684,313)            (182,488)
 Cost of insurance                           (1,846,532)           (3,424,674)           (6,014,254)          (1,613,412)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (347,099)            3,148,350            (3,100,439)              (4,708)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets       (7,172,396)          (10,432,478)          (27,884,303)          (6,431,388)
NET ASSETS:
 Beginning of year                           18,766,799            28,086,702            69,114,367           14,978,763
                                            -----------          ------------          ------------          -----------
 End of year                                $11,594,403           $17,654,224           $41,230,064           $8,547,375
                                            ===========          ============          ============          ===========

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD             HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,047,374              $402,417             $108,545            $2,203,791
 Net realized gain (loss) on security
  transactions                                   (52,833)           (1,496,784)            (142,909)                   --
 Net realized gain on distributions            1,920,331             3,720,542            3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (26,610,728)          (33,873,348)          (9,820,236)                   --
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                  (23,695,856)          (31,247,173)          (6,795,693)            2,203,791
                                            ------------          ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                     5,883,105             5,877,595            1,819,211           158,534,973
 Net transfers                                 1,073,686            (3,711,543)            (378,891)          (89,199,737)
 Surrenders for benefit payments and
  fees                                        (2,168,003)           (3,502,220)            (643,856)          (22,988,502)
 Net loan activity                              (308,679)           (1,052,050)             (50,085)           (1,652,650)
 Cost of insurance                            (4,362,772)           (5,770,420)          (1,287,531)          (14,920,069)
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               117,337            (8,158,638)            (541,152)           29,774,015
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets       (23,578,519)          (39,405,811)          (7,336,845)           31,977,806
NET ASSETS:
 Beginning of year                            56,174,468            93,566,414           17,739,574            94,493,420
                                            ------------          ------------          -----------          ------------
 End of year                                 $32,595,949           $54,160,603          $10,402,729          $126,471,226
                                            ============          ============          ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                            HARTFORD               HARTFORD
                                              HARTFORD               HARTFORD            U.S. GOVERNMENT            VALUE
                                            SMALL COMPANY              STOCK               SECURITIES           OPPORTUNITIES
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(C)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $39,653             $1,993,423            $1,191,679               $268,830
 Net realized gain (loss) on security
  transactions                                  (180,216)            (1,374,886)           (2,200,903)              (618,355)
 Net realized gain on distributions              132,229                599,178                    --                 94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)           (52,246,236)              519,713             (6,504,738)
                                             -----------            -----------            ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                  (18,592,121)           (51,028,521)             (489,511)            (6,759,274)
                                             -----------            -----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                     3,284,843             14,566,239             1,682,706              2,562,942
 Net transfers                                    (7,346)            (2,365,148)            2,327,819             (1,030,712)
 Surrenders for benefit payments and
  fees                                        (2,115,074)            (6,020,052)             (700,562)            (1,014,345)
 Net loan activity                              (293,585)              (847,754)              (71,034)              (120,094)
 Cost of insurance                            (2,895,142)           (10,226,956)           (1,342,139)            (1,443,828)
                                             -----------            -----------            ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (2,026,304)            (4,893,671)            1,896,790             (1,046,037)
                                             -----------            -----------            ----------             ----------
 Net increase (decrease) in net assets       (20,618,425)           (55,922,192)            1,407,279             (7,805,311)
NET ASSETS:
 Beginning of year                            47,489,744            121,304,754            14,639,629             16,373,016
                                             -----------            -----------            ----------             ----------
 End of year                                 $26,871,319            $65,382,562            $16,046,908            $8,567,705
                                             ===========            ===========            ==========             ==========

                                                                                        LORD ABBETT
                                            LORD ABBETT           LORD ABBETT             GROWTH &
                                          AMERICA'S VALUE        BOND-DEBENTURE            INCOME            MFS INVESTORS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO           TRUST SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $254,248              $46,100               $106,837               $5,207
 Net realized gain (loss) on security
  transactions                                   (9,461)                  70                (17,125)              (3,839)
 Net realized gain on distributions             152,597                1,751                 25,011               42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)             (94,591)            (2,915,708)            (289,887)
                                             ----------             --------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                  (1,750,802)             (46,670)            (2,800,985)            (245,528)
                                             ----------             --------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    1,313,042               44,805              1,519,499              135,365
 Net transfers                                  533,118              653,001                654,820            1,119,175
 Surrenders for benefit payments and
  fees                                          (60,926)                (307)              (130,254)              (9,017)
 Net loan activity                              (26,343)                (406)               (61,440)              (1,902)
 Cost of insurance                             (685,057)             (24,833)              (757,531)             (74,811)
                                             ----------             --------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                1,073,834              672,260              1,225,094            1,168,810
                                             ----------             --------             ----------            ---------
 Net increase (decrease) in net assets         (676,968)             625,590             (1,575,891)             923,282
NET ASSETS:
 Beginning of year                            5,902,789                   --              6,814,082              379,137
                                             ----------             --------             ----------            ---------
 End of year                                 $5,225,821             $625,590             $5,238,191            $1,302,419
                                             ==========             ========             ==========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                              VAN KAMPEN --
                                                                                                               UIF MID CAP
                                              MFS NEW               MFS TOTAL             MFS VALUE              GROWTH
                                          DISCOVERY SERIES        RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $901,769                  $ --                 $438
 Net realized gain (loss) on security
  transactions                                 (107,769)              (593,204)                  (97)                (292)
 Net realized gain on distributions             595,029              1,786,121                    --               16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,957,826)            (9,240,663)              (98,841)             (99,114)
                                             ----------            -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                  (1,470,566)            (7,145,977)              (98,938)             (82,279)
                                             ----------            -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      551,894              4,304,679                58,079               17,085
 Net transfers                                   27,374             (1,710,211)            2,080,606              427,406
 Surrenders for benefit payments and
  fees                                         (220,832)            (1,108,909)              (11,868)              (1,639)
 Net loan activity                               (1,622)              (160,372)                 (878)                (202)
 Cost of insurance                             (376,137)            (3,095,348)              (45,205)             (10,463)
                                             ----------            -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (19,323)            (1,770,161)            2,080,734              432,187
                                             ----------            -----------            ----------            ---------
 Net increase (decrease) in net assets       (1,489,889)            (8,916,138)            1,981,796              349,908
NET ASSETS:
 Beginning of year                            3,657,870             31,701,317                    --                   --
                                             ----------            -----------            ----------            ---------
 End of year                                 $2,167,981            $22,785,179            $1,981,796             $349,908
                                             ==========            ===========            ==========            =========


                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $8,931                  $ --               $86,206               $15,080
 Net realized gain (loss) on security
  transactions                                  (17,013)                1,647               (31,501)               (6,467)
 Net realized gain on distributions             374,481                    --               462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,037,077)           (1,572,185)           (4,062,733)             (733,004)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (670,678)           (1,570,538)           (3,545,768)             (645,129)
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      299,517               801,878             1,654,005               408,201
 Net transfers                                  461,094               278,136               500,710               274,281
 Surrenders for benefit payments and
  fees                                          (25,870)              (67,941)             (103,400)              (27,249)
 Net loan activity                               (4,421)              (90,300)              (45,601)              (22,871)
 Cost of insurance                             (148,570)             (413,039)             (949,451)             (186,416)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              581,750               508,734             1,056,263               445,946
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets          (88,928)           (1,061,804)           (2,489,505)             (199,183)
NET ASSETS:
 Beginning of year                            1,490,344             3,135,760             8,037,025             1,312,796
                                             ----------            ----------            ----------            ----------
 End of year                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                             ==========            ==========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT             PUTNAM VT            PUTNAM VT
                                            MAIN STREET           DIVERSIFIED          GLOBAL ASSET             GLOBAL
                                           SMALL CAP FUND         INCOME FUND         ALLOCATION FUND        EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --                $58,966              $27,218              $172,768
 Net realized gain (loss) on security
  transactions                                      81                (19,751)             (21,066)             (373,450)
 Net realized gain on distributions                 --                     --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (53,376)              (461,966)            (240,468)           (3,279,140)
                                              --------             ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (53,295)              (422,751)            (234,316)           (3,479,822)
                                              --------             ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      18,711                 32,342                   --               568,326
 Net transfers                                 295,583                631,396               (3,327)             (132,953)
 Surrenders for benefit payments and
  fees                                            (846)               (74,346)             (52,340)             (388,417)
 Net loan activity                                (362)               (11,495)              (6,030)              (87,855)
 Cost of insurance                             (12,023)               (89,043)             (56,382)             (603,236)
                                              --------             ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             301,063                488,854             (118,079)             (644,135)
                                              --------             ----------            ---------            ----------
 Net increase (decrease) in net assets         247,768                 66,103             (352,395)           (4,123,957)
NET ASSETS:
 Beginning of year                                  --              1,155,105              787,030             8,109,375
                                              --------             ----------            ---------            ----------
 End of year                                  $247,768             $1,221,208             $434,635            $3,985,418
                                              ========             ==========            =========            ==========

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND               HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND           YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $490,001                  $ --             $1,810,568             $1,496,885
 Net realized gain (loss) on security
  transactions                                  (256,613)               64,138               (170,028)              (416,055)
 Net realized gain on distributions            3,580,634                18,721                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,800,737)             (436,475)            (7,004,536)            (6,003,403)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (8,986,715)             (353,616)            (5,363,996)            (4,922,573)
                                             -----------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,390,345                    --              2,415,571              3,100,797
 Net transfers                                (1,038,121)             (175,158)              (211,462)            (1,051,745)
 Surrenders for benefit payments and
  fees                                        (1,292,265)              (80,540)              (994,657)            (2,691,522)
 Net loan activity                                50,937               (29,504)                74,353                 (9,163)
 Cost of insurance                            (1,943,160)             (165,149)            (2,014,110)            (2,100,804)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,832,264)             (450,351)              (730,305)            (2,752,437)
                                             -----------            ----------            -----------            -----------
 Net increase (decrease) in net assets       (10,818,979)             (803,967)            (6,094,301)            (7,675,010)
NET ASSETS:
 Beginning of year                            24,661,757             2,330,583             21,208,199             22,446,698
                                             -----------            ----------            -----------            -----------
 End of year                                 $13,842,778            $1,526,616            $15,113,898            $14,771,688
                                             ===========            ==========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT              PUTNAM VT
                                             GROWTH AND           INTERNATIONAL        INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND            EQUITY FUND        OPPORTUNITIES FUND       INVESTORS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $31,882               $651,435               $18,096                 $8,378
 Net realized gain (loss) on security
  transactions                                  (30,060)              (154,872)             (115,482)              (119,741)
 Net realized gain on distributions             296,902              4,426,247                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,115,602)           (19,477,623)             (389,690)              (612,320)
                                             ----------            -----------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    (816,878)           (14,554,813)             (487,076)              (723,683)
                                             ----------            -----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                           --              2,713,370                    --                     --
 Net transfers                                  (16,467)              (292,988)              (74,723)               (74,799)
 Surrenders for benefit payments and
  fees                                          (20,833)            (1,756,767)              (42,536)               (82,852)
 Net loan activity                               (3,964)               (54,033)              (27,439)               (46,247)
 Cost of insurance                             (109,332)            (2,358,413)              (85,263)              (138,911)
                                             ----------            -----------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (150,596)            (1,748,831)             (229,961)              (342,809)
                                             ----------            -----------             ---------             ----------
 Net increase (decrease) in net assets         (967,474)           (16,303,644)             (717,037)            (1,066,492)
NET ASSETS:
 Beginning of year                            1,876,212             34,594,301             1,305,853              2,034,162
                                             ----------            -----------             ---------             ----------
 End of year                                   $908,738            $18,290,657              $588,816               $967,670
                                             ==========            ===========             =========             ==========


                                            PUTNAM VT             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                              MONEY                  NEW                    NEW             OTC & EMERGING
                                           MARKET FUND        OPPORTUNITIES FUND         VALUE FUND           GROWTH FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,221                $33,410                $53,229                 $ --
 Net realized gain (loss) on security
  transactions                                     --             (2,157,116)               (97,015)            (505,266)
 Net realized gain on distributions                --                     --                537,144                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --             (3,496,532)            (1,789,053)              89,576
                                             --------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     6,221             (5,620,238)            (1,295,695)            (415,690)
                                             --------             ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                         --              1,504,917                     --                   --
 Net transfers                                 (5,311)            (1,084,677)              (206,449)             (77,767)
 Surrenders for benefit payments and
  fees                                        (15,570)              (778,421)              (185,668)             (44,118)
 Net loan activity                                (57)               214,758                 (5,948)              (5,538)
 Cost of insurance                            (17,487)            (1,211,765)              (158,058)             (67,292)
                                             --------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (38,425)            (1,355,188)              (556,123)            (194,715)
                                             --------             ----------             ----------            ---------
 Net increase (decrease) in net assets        (32,204)            (6,975,426)            (1,851,818)            (610,405)
NET ASSETS:
 Beginning of year                            234,701             15,141,103              3,187,689            1,057,452
                                             --------             ----------             ----------            ---------
 End of year                                 $202,497             $8,165,677             $1,335,871             $447,047
                                             ========             ==========             ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM       UTILITIES GROWTH AND         PUTNAM VT
                                             VALUE FUND           FUND OF BOSTON            INCOME FUND             VISTA FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $61,654                $85,365                  $47,332                   $ --
 Net realized gain (loss) on security
  transactions                                     (809)               (37,651)                  20,867               (151,321)
 Net realized gain on distributions           1,079,638                154,921                       --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)              (988,627)                (710,797)              (377,700)
                                             ----------             ----------               ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                  (2,097,413)              (785,992)                (642,598)              (529,021)
                                             ----------             ----------               ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                    1,241,496                     --                       --                     --
 Net transfers                                  299,180               (129,225)                 (26,908)               (25,586)
 Surrenders for benefit payments and
  fees                                          (78,236)               (82,692)                (136,750)               (23,629)
 Net loan activity                              (53,972)               (11,808)                  (7,736)               (49,541)
 Cost of insurance                             (604,090)              (138,403)                (152,512)               (74,105)
                                             ----------             ----------               ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              804,378               (362,128)                (323,906)              (172,861)
                                             ----------             ----------               ----------              ---------
 Net increase (decrease) in net assets       (1,293,035)            (1,148,120)                (966,504)              (701,882)
NET ASSETS:
 Beginning of year                            4,696,633              2,211,354                2,324,819              1,286,894
                                             ----------             ----------               ----------              ---------
 End of year                                 $3,403,598             $1,063,234               $1,358,315               $585,012
                                             ==========             ==========               ==========              =========

                                                                                                                  VAN KAMPEN
                                                                     PUTNAM VT              PUTNAM VT           LIFE INVESTMENT
                                              PUTNAM VT               CAPITAL                 EQUITY            TRUST COMSTOCK
                                            VOYAGER FUND         OPPORTUNITIES FUND        INCOME FUND             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $60,366                $20,871                $97,568               $306,194
 Net realized gain (loss) on security
  transactions                                (2,672,415)                (5,786)                (5,377)                (3,669)
 Net realized gain on distributions                   --                254,474                233,848                752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)            (2,058,033)            (2,080,064)            (7,167,414)
                                             -----------             ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,960,952)            (1,788,474)            (1,754,025)            (6,112,878)
                                             -----------             ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,016,230              1,022,972                667,524              3,306,028
 Net transfers                                (1,744,942)                11,935                169,842              1,511,218
 Surrenders for benefit payments and
  fees                                        (1,310,646)              (149,638)              (159,857)              (260,744)
 Net loan activity                               149,713                (36,723)                (3,523)              (131,039)
 Cost of insurance                            (2,241,691)              (613,012)              (528,989)            (1,650,779)
                                             -----------             ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,131,336)               235,534                144,997              2,774,684
                                             -----------             ----------             ----------            -----------
 Net increase (decrease) in net assets       (12,092,288)            (1,552,940)            (1,609,028)            (3,338,194)
NET ASSETS:
 Beginning of year                            28,213,623              4,928,053              5,825,340             15,266,707
                                             -----------             ----------             ----------            -----------
 End of year                                 $16,121,335             $3,375,113             $4,216,312            $11,928,513
                                             ===========             ==========             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): theAllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Fund Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, Van Kampen -- UIF Mid Cap Growth Portfolio, U.S. Mid Cap Value, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Utilities Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Van Kampen Life Investment Trust Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

SEPARATE ACCOUNT VL I

-------------------------------------------------------------------------------

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results in the future could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance

-------------------------------------------------------------------------------

       of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. Where applicable, these charges are a redemption of units and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $30. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                            $1,685,804      $1,637,035
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                             1,963,548       1,704,679
AllianceBernstein VPS International Growth
 Portfolio                                               715,635         458,660
AIM V.I. Capital Appreciation Fund                       342,407         332,606
AIM V.I. Core Equity Fund                                326,211         427,332
AIM V.I. International Growth Fund                     1,043,116         164,156
AIM V.I. Mid Cap Core Equity Fund                      1,935,759       2,530,243
AIM V.I. Small Cap Equity Fund                         1,253,618         436,607
AIM V.I. Capital Development Fund                        477,973         387,984
AIM V.I. PowerShares ETF Allocation Fund                 315,705           7,105
American Funds Asset Allocation Fund                   6,412,593       7,290,549
American Funds Blue Chip Income and Growth Fund        2,914,204       2,591,872
American Funds Bond Fund                               9,051,626       5,598,945
American Funds Global Growth Fund                      1,900,541       5,000,981
American Funds Growth Fund                             6,407,186      14,872,912
American Funds Growth-Income Fund                      4,507,796      12,111,574
American Funds International Fund                      4,775,512       6,698,472
American Funds New World Fund                          2,996,503       3,208,537
American Funds Global Small Capitalization Fund        2,009,759       2,805,098
Fidelity VIP Asset Manager Portfolio                      33,940         294,237
Fidelity VIP Equity Income Fund Portfolio              1,788,720       4,149,154
Fidelity VIP Contrafund Portfolio                      4,261,624       1,994,484
Fidelity VIP Overseas Portfolio                           42,695         382,864
Fidelity VIP Mid Cap Portfolio                         2,398,203       2,391,206
Fidelity VIP Freedom 2010 Portfolio                      335,490          55,290
Fidelity VIP Freedom 2020 Portfolio                      481,791         216,528
Fidelity VIP Freedom 2030 Portfolio                      104,058          37,261
Franklin Income Securities Fund                        4,988,882       3,516,130
Franklin Small Cap Value Securities Fund               2,469,043       2,636,493
Franklin Strategic Income Securities Fund              5,467,034         634,635

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Mutual Shares Securities Fund                         $3,006,731      $3,995,192
Templeton Foreign Securities Fund                         91,513             240
Templeton Growth Securities Fund                         970,656         716,720
Mutual Global Discovery Securities Fund                3,905,265       1,607,180
Templeton Global Bond Securities Fund                  9,889,868       2,999,429
Hartford Advisers HLS Fund                             2,815,652      10,762,323
Hartford Total Return Bond HLS Fund                   12,457,936      14,636,085
Hartford Capital Appreciation HLS Fund                 3,847,104      19,516,051
Hartford Dividend and Growth HLS Fund                  5,186,075      10,009,702
Hartford Global Advisers HLS Fund                              1         163,893
Hartford Global Equity HLS Fund                          130,103       1,007,858
Hartford Global Growth HLS Fund                          226,197         261,104
Hartford Disciplined Equity HLS Fund                   1,481,553       1,351,245
Hartford Growth Opportunities HLS Fund                 2,908,842       2,524,210
Hartford High Yield HLS Fund                             543,259           2,175
Hartford Index HLS Fund                                3,573,939       5,743,510
Hartford International Small Company HLS Fund          2,197,471       1,951,084
Hartford International Opportunities HLS Fund          2,106,112       5,032,336
Hartford MidCap HLS Fund                               1,069,718       9,679,467
Hartford MidCap Value HLS Fund                           633,443       2,124,639
Hartford Money Market HLS Fund                        40,313,899      59,767,360
Hartford Small Company HLS Fund                        1,085,180       4,905,561
Hartford Stock HLS Fund                                2,769,940      11,038,143
Hartford U.S. Government Securities HLS Fund           3,014,044       5,322,856
Hartford Value Opportunities HLS Fund                    948,446       1,907,990
Lord Abbett America's Value Portfolio                    922,437         718,671
Lord Abbett Bond-Debenture Portfolio                   2,676,048         428,200
Lord Abbett Growth & Income Portfolio                    589,378         640,569
MFS Investors Trust Series                               280,352         460,115
MFS New Discovery Series                               1,852,547         912,646
MFS Total Return Series                                3,682,297       3,372,130
MFS Value Series                                       2,375,670         173,199
MFS Research Bond Series                                 889,084           4,920
Van Kampen -- UIF Mid Cap Growth Portfolio             1,593,682         594,999
U.S. Mid Cap Value                                       563,372         407,109
Oppenheimer Capital Appreciation Fund                    418,178         352,579
Oppenheimer Global Securities Fund                     1,244,806         744,163
Oppenheimer Main Street Fund                             782,852         776,967
Oppenheimer Main Street Small Cap Fund                   507,724          71,067
Putnam VT Diversified Income Fund                      2,072,668       1,085,347
Putnam VT Global Asset Allocation Fund                    28,541          83,857
Putnam VT Global Equity Fund                             491,940         939,733
Putnam VT Growth and Income Fund                       1,086,673       2,892,783
Putnam VT Global Health Care Fund                        163,443         361,082
Putnam VT High Yield Fund                             12,765,476       7,510,240
Putnam VT Income Fund                                  3,678,539       5,904,626
Putnam VT International Growth and Income Fund                 5         282,595
Putnam VT International Equity Fund                    1,204,729       4,148,128

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund           $11,345        $206,207
Putnam VT Investors Fund                                  11,868         300,987
Putnam VT Money Market Fund                                  686          21,453
Putnam VT New Opportunities Fund                         325,341       1,688,586
Putnam VT Small Cap Value Fund                           827,973         732,178
Putnam VT The George Putnam Fund of Boston                51,087         290,120
Putnam VT Global Utilities Fund                          133,577         343,275
Putnam VT Vista Fund                                     419,307         755,633
Putnam VT Voyager Fund                                 1,438,828       3,303,151
Putnam VT Capital Opportunities Fund                     635,585         970,816
Putnam VT Equity Income Fund                           1,811,525       2,434,306
Van Kampen Life Investment Trust Comstock
 Portfolio                                             1,759,205         679,368
                                                  --------------  --------------
                                                    $225,876,691    $306,191,787
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio         510,774       516,722         (5,948)
AllianceBernstein VPS
 Small/Mid-Cap Value Portfolio         311,434       327,662        (16,228)
AllianceBernstein VPS
 International Growth Portfolio        136,842       119,114         17,728
AIM V.I. Capital Appreciation
 Fund                                   67,777        69,023         (1,246)
AIM V.I. Core Equity Fund               33,168        44,890        (11,722)
AIM V.I. International Growth
 Fund                                  152,292        33,689        118,603
AIM V.I. Mid Cap Core Equity
 Fund                                  238,149       307,339        (69,190)
AIM V.I. Small Cap Equity Fund         162,331        70,286         92,045
AIM V.I. Capital Development
 Fund                                   61,935        55,575          6,360
AIM V.I. PowerShares ETF
 Allocation Fund                        23,243           616         22,627
American Funds Asset Allocation
 Fund                                1,003,131     1,193,759       (190,628)
American Funds Blue Chip Income
 and Growth Fund                       586,462       628,994        (42,532)
American Funds Bond Fund             1,136,637     1,003,016        133,621
American Funds Global Growth
 Fund                                5,372,340     8,473,835     (3,101,495)
American Funds Growth Fund          31,517,431    42,745,961    (11,228,530)
American Funds Growth-Income
 Fund                               18,596,274    28,043,506     (9,447,232)
American Funds International
 Fund                                  610,142       806,482       (196,340)
American Funds New World Fund          269,067       304,486        (35,419)
American Funds Global Small
 Capitalization Fund                 3,372,070     3,998,898       (626,828)
Fidelity VIP Asset Manager
 Portfolio                               2,400       140,327       (137,927)
Fidelity VIP Equity Income Fund
 Portfolio                           1,782,594     3,336,798     (1,554,204)
Fidelity VIP Contrafund
 Portfolio                             905,301       682,395        222,906
Fidelity VIP Overseas Portfolio          2,932       218,702       (215,770)
Fidelity VIP Mid Cap Portfolio         485,669       507,171        (21,502)
Fidelity VIP Freedom 2010
 Portfolio                              38,871         8,822         30,049
Fidelity VIP Freedom 2020
 Portfolio                              65,122        30,979         34,143
Fidelity VIP Freedom 2030
 Portfolio                              15,576         6,381          9,195
Franklin Income Securities Fund        662,765       753,982        (91,217)
Franklin Small Cap Value
 Securities Fund                       289,050       389,991       (100,941)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Franklin Strategic Income
 Securities Fund                       566,206       113,720        452,486
Mutual Shares Securities Fund          599,593       744,490       (144,897)
Templeton Foreign Securities
 Fund                                    5,631            17          5,614
Templeton Growth Securities Fund       244,889       243,184          1,705
Mutual Global Discovery
 Securities Fund                       537,553       380,472        157,081
Templeton Global Bond Securities
 Fund                                  744,213       336,738        407,475
Hartford Advisers HLS Fund           3,476,510     7,238,375     (3,761,865)
Hartford Total Return Bond HLS
 Fund                                8,915,356    11,672,116     (2,756,760)
Hartford Capital Appreciation
 HLS Fund                            4,577,253     8,184,364     (3,607,111)
Hartford Dividend and Growth HLS
 Fund                                4,611,924     6,837,729     (2,225,805)
Hartford Global Advisers HLS
 Fund                                      274       124,692       (124,418)
Hartford Global Equity HLS Fund         20,344       123,263       (102,919)
Hartford Global Growth HLS Fund        279,427       334,386        (54,959)
Hartford Disciplined Equity HLS
 Fund                                2,646,037     2,725,298        (79,261)
Hartford Growth Opportunities
 HLS Fund                              431,725       415,558         16,167
Hartford High Yield HLS Fund            36,881           155         36,726
Hartford Index HLS Fund              2,953,443     4,133,481     (1,180,038)
Hartford International Small
 Company HLS Fund                      221,633       216,464          5,169
Hartford International
 Opportunities HLS Fund              2,423,861     4,001,687     (1,577,826)
Hartford MidCap HLS Fund             1,818,724     4,831,845     (3,013,121)
Hartford MidCap Value HLS Fund         116,389       255,024       (138,635)
Hartford Money Market HLS Fund      38,518,713    49,390,890    (10,872,177)
Hartford Small Company HLS Fund      2,369,149     4,787,697     (2,418,548)
Hartford Stock HLS Fund              4,680,154     8,165,891     (3,485,737)
Hartford U.S. Government
 Securities HLS Fund                   493,985       723,643       (229,658)
Hartford Value Opportunities HLS
 Fund                                  166,468       265,516        (99,048)
Lord Abbett America's Value
 Portfolio                             142,795       137,623          5,172
Lord Abbett Bond-Debenture
 Portfolio                             281,418        66,616        214,802
Lord Abbett Growth & Income
 Portfolio                             143,481       159,139        (15,658)
MFS Investors Trust Series              33,358        54,822        (21,464)
MFS New Discovery Series               167,914        95,727         72,187
MFS Total Return Series                463,358       499,902        (36,544)
MFS Value Series                       337,253        60,985        276,268
MFS Research Bond Series                76,397           422         75,975
Van Kampen -- UIF Mid Cap Growth
 Portfolio                             216,561        84,131        132,430
U.S. Mid Cap Value                     102,798        76,436         26,362
Oppenheimer Capital Appreciation
 Fund                                   91,440        82,018          9,422
Oppenheimer Global Securities
 Fund                                  204,470       183,846         20,624
Oppenheimer Main Street Fund            97,627        98,991         (1,364)
Oppenheimer Main Street Small
 Cap Fund                               75,980        17,231         58,749
Putnam VT Diversified Income
 Fund                                  225,435       114,768        110,667
Putnam VT Global Asset
 Allocation Fund                            44         3,818         (3,774)
Putnam VT Global Equity Fund            46,070        69,531        (23,461)
Putnam VT Growth and Income Fund       107,422       200,218        (92,796)
Putnam VT Global Health Care
 Fund                                      123        28,987        (28,864)
Putnam VT High Yield Fund              866,932       581,578        285,354
Putnam VT Income Fund                  296,737       475,783       (179,046)
Putnam VT International Growth
 and Income Fund                           325        21,942        (21,617)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International Equity
 Fund                                  238,797       464,056       (225,259)
Putnam VT International New
 Opportunities Fund                         --        17,438        (17,438)
Putnam VT Investors Fund                   504        43,828        (43,324)
Putnam VT Money Market Fund                 --        11,912        (11,912)
Putnam VT New Opportunities Fund        71,052       155,104        (84,052)
Putnam VT Small Cap Value Fund         198,126       195,445          2,681
Putnam VT The George Putnam Fund
 of Boston                                 109        28,019        (27,910)
Putnam VT Global Utilities Fund             17        13,453        (13,436)
Putnam VT Vista Fund                    55,297       131,732        (76,435)
Putnam VT Voyager Fund                 138,957       214,372        (75,415)
Putnam VT Capital Opportunities
 Fund                                   90,807       120,205        (29,398)
Putnam VT Equity Income Fund           190,976       244,357        (53,381)
Van Kampen Life Investment Trust
 Comstock Portfolio                    360,852       296,640         64,212

       The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                        830,717        420,100            410,617
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                        345,247        213,510            131,737
AllianceBernstein VPS
 International Growth
 Portfolio                        337,993        124,153            213,840
AIM V.I. Capital
 Appreciation Fund                 97,998         50,048             47,950
AIM V.I. Core Equity Fund          55,685         25,513             30,172
AIM V.I. International
 Growth Fund                       59,045          4,189             54,856
AIM V.I. Mid Cap Core
 Equity Fund                      341,117        328,189             12,928
AIM V.I. Small Cap Equity
 Fund                             140,275         47,977             92,298
AIM V.I. Capital
 Development Fund                  43,369         48,747             (5,378)
American Funds Asset
 Allocation Fund                1,710,052      1,291,016            419,036
American Funds Blue Chip
 Income and Growth Fund           966,318        739,249            227,069
American Funds Bond Fund        1,544,669      1,359,774            184,895
American Funds Global
 Growth Fund                    9,880,224      8,359,752          1,520,472
American Funds Growth Fund     47,795,762     38,649,384          9,146,378
American Funds
 Growth-Income Fund            30,267,436     27,618,675          2,648,761
American Funds
 International Fund               966,981        829,758            137,223
American Funds New World
 Fund                             397,446        347,291             50,155
American Funds Global
 Small Capitalization
 Fund                           4,512,993      4,690,546           (177,553)
Fidelity VIP Asset Manager
 Portfolio                         17,257        213,823           (196,566)
Fidelity VIP Equity Income
 Fund Portfolio                 2,241,618      3,855,542         (1,613,924)
Fidelity VIP Contrafund
 Portfolio                      1,302,678        678,193            624,485
Fidelity VIP Overseas
 Portfolio                            201         98,653            (98,452)
Fidelity VIP Mid Cap
 Portfolio                        716,084        406,280            309,804
Fidelity VIP Freedom 2010
 Portfolio                         44,417          8,771             35,646
Fidelity VIP Freedom 2020
 Portfolio                         32,842          1,378             31,464
Fidelity VIP Freedom 2030
 Portfolio                          7,226            382              6,844
Franklin Income Securities
 Fund                           1,431,266        577,351            853,915
Franklin Small Cap Value
 Securities Fund                  449,843        385,069             64,774
Franklin Strategic Income
 Securities Fund                  232,763         39,840            192,923
Mutual Shares Securities
 Fund                             983,510        741,717            241,793

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Templeton Growth
 Securities Fund                  464,989        209,262            255,727
Mutual Discovery
 Securities Fund                  780,561        321,260            459,301
Templeton Global Income
 Sercurities Fund                 908,935        196,830            712,105
Hartford Advisers HLS Fund      5,088,351      7,279,140         (2,190,789)
Hartford Total Return Bond
 HLS Fund                      11,765,167     13,061,285         (1,296,118)
Hartford Capital
 Appreciation HLS Fund          5,565,299      7,374,037         (1,808,738)
Hartford Dividend and
 Growth HLS Fund                6,981,106      6,483,264            497,842
Hartford Global Advisers
 HLS Fund                          93,868        210,866           (116,998)
Hartford Global Equity HLS
 Fund                             149,594      1,560,659         (1,411,065)
Hartford Global Growth HLS
 Fund                             106,988        228,341           (121,353)
Hartford Disciplined
 Equity HLS Fund                2,650,554      2,821,251           (170,697)
Hartford Growth
 Opportunities HLS Fund           648,499        464,235            184,264
Hartford Index HLS Fund         3,232,241      4,129,745           (897,504)
Hartford International
 Small Company HLS Fund           195,457        200,625             (5,168)
Hartford International
 Opportunities HLS Fund         3,753,760      3,683,151             70,609
Hartford MidCap HLS Fund        2,147,145      4,492,266         (2,345,121)
Hartford MidCap Value HLS
 Fund                             199,804        217,356            (17,552)
Hartford Money Market HLS
 Fund                         119,192,998    102,508,185         16,684,813
Hartford Small Company HLS
 Fund                           3,543,908      4,427,306           (883,398)
Hartford Stock HLS Fund         6,100,507      7,656,341         (1,555,834)
Hartford U.S. Government
 Securities HLS Fund            2,779,878      7,787,927         (5,008,049)
Hartford Value
 Opportunities HLS Fund           322,805        426,679           (103,874)
Lord Abbett America's
 Value Portfolio                  205,052        105,521             99,531
Lord Abbett Bond-Debenture
 Portfolio                         83,159          8,974             74,185
Lord Abbett Growth &
 Income Portfolio                 256,123        142,871            113,252
MFS Investors Trust Series        134,367         13,918            120,449
MFS New Discovery Series           81,408         86,770             (5,362)
MFS Total Return Series           526,870        696,534           (169,664)
MFS Value Series                  280,060         11,162            268,898
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  67,352          8,140             59,212
U.S. Mid Cap Value                156,229         72,390             83,839
Oppenheimer Capital
 Appreciation Fund                123,573         70,245             53,328
Oppenheimer Global
 Securities Fund                  274,630        180,140             94,490
Oppenheimer Main Street
 Fund                              73,027         32,531             40,496
Oppenheimer Main Street
 Small Cap Fund                    38,865          2,624             36,241
Putnam VT Diversified
 Income Fund                       83,958         15,647             68,311
Putnam VT Global Asset
 Allocation Fund                    1,058          5,678             (4,620)
Putnam VT Global Equity
 Fund                              32,575         57,953            (25,378)
Putnam VT Growth and
 Income Fund                      147,569        203,318            (55,749)
Putnam VT Health Sciences
 Fund                                 101         34,530            (34,429)
Putnam VT High Yield Fund         338,702        352,664            (13,962)
Putnam VT Income Fund             435,935        549,698           (113,763)
Putnam VT International
 Growth and Income Fund                91          9,016             (8,925)
Putnam VT International
 Equity Fund                      320,918        412,807            (91,889)
Putnam VT International
 New Opportunities Fund                 1         14,617            (14,616)
Putnam VT Investors Fund              110         37,603            (37,493)
Putnam VT Money Market
 Fund                                  --         21,623            (21,623)
Putnam VT New
 Opportunities Fund               110,872        179,341            (68,469)

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Putnam VT New Value Fund            2,245         39,800            (37,555)
Putnam VT OTC & Emerging
 Growth Fund                           89         26,443            (26,354)
Putnam VT Small Cap Value
 Fund                             258,311        169,364             88,947
Putnam VT The George
 Putnam Fund of Boston                387         26,818            (26,431)
Putnam VT Utilities Growth
 and Income Fund                    4,762         14,609             (9,847)
Putnam VT Vista Fund                   --         15,177            (15,177)
Putnam VT Voyager Fund            160,681        246,091            (85,410)
Putnam VT Capital
 Opportunities Fund               123,131        106,014             17,117
Putnam VT Equity Income
 Fund                             105,463         87,359             18,104
Van Kampen Life Investment
 Trust Comstock Portfolio         587,220        305,574            281,646

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                1,596,628       $8.161134       $13,030,298
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,602,576        6.074134         9,734,259
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,191,959       13.001625        15,497,409
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  401,571       12.314196         4,945,023
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                  725,696       10.684549         7,753,732
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  741,924        7.489616         5,556,724
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  610,187       11.656335         7,112,541
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  314,111       11.480951         3,606,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   42,050       10.053255           422,734
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                  408,450        8.339156         3,406,124
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  390,722        5.989175         2,340,105
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  176,882       11.735231         2,075,755
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                  --               1.15%              34.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.88%             (53.28)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.94%               5.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.07%              23.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                  --               0.80%              42.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.44%             (35.75)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.70%               1.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.18%              14.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                  --               4.44%              39.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (48.96)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.50%              17.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                  203,497       $8.783347        $1,787,381
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  204,743        7.254268         1,485,259
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  156,793       12.614437         1,977,854
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  109,195       11.261514         1,229,702
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   69,168       10.594074           732,771
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                  129,893       14.058334         1,826,077
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  141,615       10.957579         1,551,758
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  111,443       15.685297         1,748,014
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   95,984       14.507758         1,392,514
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                  173,459        8.784056         1,523,674
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   54,856        6.495072           356,296
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                  --               0.67%              21.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (42.49)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               12.01%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.08%               6.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.32%               5.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                  --               1.87%              28.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.66%             (30.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               8.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.59%              15.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                  --               2.14%              35.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.07%             (35.05)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                1,024,144      $15.827870       $16,210,018
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,093,334       12.155426        13,289,938
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,080,406       17.005072        18,372,373
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  998,351       15.522798        15,497,204
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  889,599       13.954120        12,413,573
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                  287,138       10.738505         3,083,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  195,093        8.853684         1,727,293
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  102,795       12.889339         1,324,958
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   51,501       12.253694           631,083
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    3,831       10.434113            39,968
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                  --               1.34%              30.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.61%             (28.52)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.23%               9.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.01%              11.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.66%               7.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                  --               0.20%              21.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (31.31)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.05%               5.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               17.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                4.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                  124,731      $10.040517        $1,252,368
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  118,371        7.052376           834,800
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  123,749       13.312750         1,647,444
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   48,804       12.010285           586,145
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    1,105       10.307493            11,394
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                   22,627       14.309207           323,777
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                5,424,088       13.963461        75,739,039
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                5,614,716       11.262300        63,234,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                5,195,680       15.977239        83,012,623
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                4,451,171       14.994647        66,743,731
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                3,392,245       13.077484        44,362,026
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                  --                 --               42.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (47.03)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               10.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               16.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                  --               3.30%              43.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                  --               2.38%              23.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.64%             (29.51)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.29%               6.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.45%              14.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.67%               9.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                3,164,379      $13.286460       $42,043,389
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                3,206,911       10.382553        33,295,926
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                2,979,842       16.351739        48,725,591
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                2,520,429       16.027025        40,394,987
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,897,219       13.649702        25,896,470
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                4,738,312       12.507300        59,263,485
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                4,604,691       11.107228        51,145,347
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                4,419,796       12.252603        54,154,000
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                3,007,083       11.857928        35,657,768
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                2,048,674       11.083750        22,706,993
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                  --               2.16%              27.97%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.11%             (36.51)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.59%               2.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.14%              17.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.97%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                  --               3.26%              12.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.69%              (9.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               8.17%               3.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.84%               6.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.55%               1.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges               37,029,042       $1.506019       $55,766,441
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               40,130,537        1.058316        42,470,789
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               38,610,065        1.717724        66,321,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               35,066,305        1.495637        52,446,464
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               30,292,374        1.241944        37,621,432
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges              178,427,219        1.035048       184,680,735
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges              189,655,749        0.742443       140,808,583
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges              180,509,371        1.325073       239,188,093
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges              163,711,876        1.179431       193,086,862
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges              146,366,232        1.070088       156,624,748
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                  --               1.42%              42.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.86%             (38.39)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.76%              14.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.86%              20.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.67%              14.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                  --               0.66%              39.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.85%             (43.97)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.81%              12.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.84%              10.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.75%              16.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges              126,174,184       $1.250601      $157,793,561
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges              135,621,416        0.952901       129,233,783
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges              132,972,655        1.533170       203,869,686
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges              123,092,543        1.459565       179,661,567
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges              114,769,448        1.266953       145,407,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                3,313,025       21.523685        71,308,504
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                3,509,365       15.043908        52,794,571
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                3,372,142       25.993056        87,652,268
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                2,906,481       21.656876        62,945,303
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                2,246,359       18.202405        40,889,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                  --               1.61%              31.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.77%             (37.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.57%               5.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.61%              15.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.43%               5.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                  --               1.56%              43.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.00%             (42.12)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.60%              20.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.78%              18.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.82%              21.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                1,240,272      $26.941235       $33,414,455
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,275,691       18.002579        22,965,729
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,225,536       31.240624        38,286,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  944,454       23.629455        22,316,930
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  712,154       17.820884        12,691,218
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges               16,196,983        1.850714        29,975,983
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               16,823,811        1.147402        19,303,674
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               17,001,364        2.468617        41,969,856
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               15,631,355        2.032992        31,778,420
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               14,344,510        1.638805        23,507,855
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                  --               1.54%              49.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.52%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.36%              32.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.55%              32.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.24%              20.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                  --               0.28%              61.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (53.52)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.94%              21.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.46%              24.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.95%              25.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                  605,337       $2.416579        $1,462,845
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  743,264        1.871681         1,391,153
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  939,830        2.625733         2,467,743
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,125,581        2.273295         2,558,778
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,293,414        2.118302         2,739,841
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2009  Lowest contract charges                  482,447        9.371563         4,521,282
    Highest contract charges                 11,438,609        2.499987        28,596,375
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  457,403        7.215315         3,300,309
    Highest contract charges                 13,017,857        1.919982        24,994,051
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  350,149       12.616655         4,417,713
    Highest contract charges                 14,739,035        3.348026        49,346,671
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  194,435       12.458100         2,422,288
    Highest contract charges                 15,701,083        3.297550        51,775,107
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   24,632       10.387944           255,874
    Highest contract charges                 16,224,483        2.743539        44,512,501
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                  --               2.25%              29.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.39%             (28.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               6.10%              15.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.77%               7.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.83%               4.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2009  Lowest contract charges                  --               2.19%              29.88%
    Highest contract charges                    --               2.28%              30.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.63%             (42.81)%
    Highest contract charges                    --               2.45%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.06%               1.27%
    Highest contract charges                    --               1.79%               1.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.29%              19.93%
    Highest contract charges                    --               3.33%              20.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.88%
    Highest contract charges                    --               1.57%               5.87%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                3,020,361      $10.847941       $32,764,696
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                2,797,455        8.007735        22,401,277
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                2,172,970       13.972661        30,362,173
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,253,922       11.911647        14,936,278
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  261,790       10.689654         2,798,445
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                  919,076        2.118000         1,946,603
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,134,846        1.673907         1,899,627
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,233,298        2.978729         3,673,659
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,381,822        2.539150         3,508,654
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,519,518        2.150376         3,267,534
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                  --               1.24%              35.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.91%             (42.69)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.93%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.09%              11.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                6.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                  --               2.04%              26.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.60%             (43.81)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.30%              17.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.88%              18.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.68%              19.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                1,721,490      $11.633336       $20,026,666
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,742,992        8.324310        14,509,208
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,433,188       13.783318        19,754,089
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  793,811       11.950350         9,486,316
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   87,563       10.631702           930,940
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2009  Lowest contract charges                   65,695        9.681661           636,037
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   35,646        7.810650           278,415
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                   65,607        9.216289           604,655
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   31,464        7.169550           225,584
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                   16,039        8.798777           141,119
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                    6,844        6.707483            45,903
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                  --               0.47%              39.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.25%             (39.61)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.50%              15.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.06%              12.40%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                6.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2009  Lowest contract charges                  --               4.93%              23.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               8.24%             (21.89)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                  --               3.79%              28.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               8.93%             (28.31)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                  --               2.44%              31.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --              11.75%             (32.93)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                2,892,295      $11.324722       $32,754,439
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                2,983,512        8.351913        24,918,032
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                2,129,597       11.872911        25,284,515
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  604,042       11.443038         6,912,073
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                1,403,621       16.184436        22,716,814
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,504,562       12.530774        18,853,326
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,439,788       18.707094        26,934,241
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,330,272       19.163059        25,492,086
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,207,277       16.381351        19,776,829
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                  645,409       11.167863         7,207,844
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  192,923        8.855462         1,708,421
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                  --               8.11%              35.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.51%             (29.66)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.05%               3.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.44%              14.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                  --               1.64%              29.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.15%             (33.02)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.64%              (2.38)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.65%              16.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.71%               8.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                  --               7.67%              26.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.57%             (11.45)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                3,178,790      $13.754639       $43,723,111
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                3,323,687       10.912235        36,268,854
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                3,081,894       17.350672        53,472,924
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                2,174,760       16.767268        36,464,775
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,425,325       14.163953        20,188,237
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                    5,614       16.185319            90,859
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                1,138,169        9.040690        10,289,834
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,136,464        6.895852         7,836,891
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  880,737       11.955902        10,530,007
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  266,872       11.681704         3,117,522
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                1,834,316       11.281734        20,694,263
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,677,235        9.148724        15,344,558
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,217,934       12.787292        15,574,071
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  392,499       11.432675         4,487,312
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                  --               1.96%              26.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.12%             (37.11)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.39%               3.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.28%              18.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.83%              10.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                  --                 --               61.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                  --               3.13%              31.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.81%             (42.32)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.22%               2.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.20%              16.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                  --               1.19%              23.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.43%             (28.46)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.35%              11.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.11%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                1,226,442      $13.875288       $17,017,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  818,967       11.691131         9,574,652
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  106,862       11.007928         1,176,326
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges               27,379,590        3.035419        83,108,529
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               31,141,455        2.329770        72,552,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               33,332,244        3.408043       113,597,721
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               34,122,412        3.195934       109,052,976
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               35,681,879        2.886947       103,011,694
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges               45,229,164        2.626884       118,811,768
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               47,985,924        2.284046       109,602,057
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               49,282,042        2.472569       121,853,248
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               47,113,000        2.362266       111,293,438
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               43,102,040        2.254006        97,152,256
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                  --              13.44%              18.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               4.01%               6.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.31%              10.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                  --               2.23%              30.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               3.07%             (31.64)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.25%               6.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.39%              10.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.26%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                  --               3.84%              15.01%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               6.69%              (7.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.38%               4.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.16%               4.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.62%               2.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges       31,640,091     $6.082370    $192,446,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       35,247,202      4.175508     147,174,973
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       37,055,940      7.674740     284,394,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       39,180,609      6.569283     257,388,510
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       42,096,477      5.633312     237,142,587
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2009  Lowest contract charges       28,165,762      3.710229     104,501,428
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       30,391,567      2.975883      90,441,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       29,893,725      4.404234     131,658,960
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       28,623,119      4.068371     116,449,466
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       28,228,858      3.380148      95,417,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2009  Lowest contract charges          --              0.92%             45.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.83%            (45.59)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.12%             16.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.34%             16.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.97%             15.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2009  Lowest contract charges          --              2.28%             24.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.34%            (32.43)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.72%              8.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.85%             20.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.96%              5.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges          570,184     $1.478535        $843,037
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          694,602      1.206928         838,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          811,600      1.788088       1,451,213
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          925,181      1.533670       1,418,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,082,280      1.409162       1,525,109
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges           41,057      8.664032         355,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          143,976      6.096042         877,685
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges          974,154      1.041982       1,015,051
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,029,113      0.768187         790,551
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,150,466      1.615778       1,858,896
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,286,803      1.292115       1,662,698
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,417,005      1.131997       1,604,046
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2009  Lowest contract charges          --                --              22.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              4.43%            (32.50)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.84%             16.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.84%              8.84%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              3.60%              3.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges          --              0.36%             42.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.21%            (39.04)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges          --              0.77%             35.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.66%            (52.46)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.05%             25.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.78%             14.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.77%              2.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges       11,036,210     $1.310608     $14,464,145
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       11,115,471      1.043087      11,594,403
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       11,286,168      1.662814      18,766,799
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       11,569,730      1.534766      17,756,828
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       12,592,439      1.364817      17,186,375
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges        1,375,499     16.832526      23,153,131
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,359,332     12.987431      17,654,224
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,175,068     23.902204      28,086,702
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,000,812     18.435854      18,450,834
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          840,930     16.452771      13,835,626
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges           36,726     14.249514         523,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges          --              1.62%             25.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.23%            (37.27)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.02%              8.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.11%             12.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.17%              6.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges          --              0.54%             29.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.43%            (45.66)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.16%             29.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.87%             12.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.28%             16.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges          --             50.97%             42.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges       15,374,219     $3.141833     $48,303,228
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       16,554,257      2.490602      41,230,064
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       17,451,761      3.960309      69,114,367
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       18,040,935      3.764477      67,914,686
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       20,634,209      3.260543      67,278,725
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges          593,632     20.055023      11,905,298
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          588,463     14.524923       8,547,375
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          593,631     25.232430      14,978,763
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          529,146     23.147960      12,248,659
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          475,660     17.897193       8,512,985
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges          --              2.06%             26.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              2.16%            (37.11)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.65%              5.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.65%             15.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.91%              4.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges          --              1.81%             38.07%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.30%            (42.44)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.78%              9.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.99%             29.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              3.09%             18.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges               13,458,593       $2.893130       $38,937,460
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               15,036,419        2.167800        32,595,949
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               14,965,810        3.753520        56,174,468
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               14,900,218        2.945663        43,891,021
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               13,725,443        2.366771        32,484,981
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges               16,971,147        3.549140        60,232,976
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               19,984,268        2.710162        54,160,603
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               22,329,389        4.190281        93,566,414
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               24,620,379        3.634263        89,476,933
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               26,644,122        3.252335        86,655,611
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                  --               2.00%              33.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.34%             (42.25)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.16%              27.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.75%              24.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               14.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges                  --               0.54%              30.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.52%             (35.32)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.47%              15.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.07%              11.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.40%              16.78%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges                  758,100      $16.726572       $12,680,406
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  896,735       11.600671        10,402,729
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  914,287       19.402626        17,739,574
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  930,285       18.998199        17,673,734
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  934,814       16.116626        15,066,050
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges               59,565,514        1.796639       107,017,725
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               70,437,691        1.795505       126,471,226
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               53,752,878        1.757923        94,493,420
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               52,846,766        1.675089        88,523,036
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               52,654,745        1.599845        84,239,431
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges                  --               0.82%              44.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.78%             (40.21)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.54%               2.13%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.92%              17.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.60%               9.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                  --               0.06%               0.06%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.02%               2.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.81%               4.95%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.60%               4.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.80%               2.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges               15,351,526       $1.955060       $30,013,155
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               17,770,074        1.512167        26,871,319
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               18,653,472        2.545893        47,489,744
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               19,825,942        2.228805        44,188,159
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               22,277,708        1.947811        43,392,764
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges               24,737,911        3.278812        81,110,961
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges               28,223,648        2.316588        65,382,562
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               29,779,482        4.073434       121,304,754
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               29,856,231        3.846378       114,838,351
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               31,329,220        3.354778       105,102,579
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                1,381,902       10.293920        14,225,191
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,611,560        9.957373        16,046,908
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges                  --               0.01%              29.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.11%             (40.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.23%              14.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.18%              14.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               21.01%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                  --               1.56%              41.54%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.08%             (43.13)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.03%               5.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.35%              14.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.89%               9.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                  --               0.03%               3.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               8.20%              (0.43)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  722,838      $15.297498       $11,057,610
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  821,886       10.424442         8,567,705
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  925,760       17.686037        16,373,016
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  919,619       18.873752        17,356,653
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  795,231       15.857149        12,610,091
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges                  603,729       10.774410         6,504,823
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  598,557        8.730699         5,225,821
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  499,026       11.828624         5,902,789
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  268,542       11.466028         3,079,105
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   49,238       10.009346           492,838
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  --               1.12%              46.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.05%             (41.06)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.20%              (6.29)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.43%              19.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.58%               8.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges                  --               3.53%              23.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               4.42%             (26.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.86%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.92%              14.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --              20.50%               0.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2009  Lowest contract charges          288,987    $11.326127      $3,273,108
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           74,185      8.432890         625,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2009  Lowest contract charges          639,261      9.509797       6,079,242
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          654,919      7.998229       5,238,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          541,667     12.579832       6,814,082
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          329,221     12.161720       4,003,892
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           26,991     10.370449         279,911
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges          128,127     11.048366       1,415,594
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          149,591      8.706510       1,302,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           29,142     13.010156         379,137
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           10,382     11.794638         122,454
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              678     10.438310           7,080
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2009  Lowest contract charges          --              9.30%             34.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --             23.33%            (15.67)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2009  Lowest contract charges          --              1.05%             18.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              1.71%            (36.42)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              1.46%              3.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.39%             17.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              8.76%              3.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges          --              1.82%             26.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.75%            (33.08)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.65%             10.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.45%             12.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               4.38%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges          298,813    $15.610690      $4,664,679
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          226,626      9.566346       2,167,981
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          231,988     15.767530       3,657,870
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          215,368     15.380400       3,312,445
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          170,349     13.585071       2,314,207
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges        1,997,895     13.218935      26,410,041
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        2,034,439     11.199735      22,785,179
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        2,204,103     14.382866      31,701,317
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        2,001,753     13.801173      27,626,534
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,620,828     12.334140      19,991,517
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS VALUE SERIES
 2009  Lowest contract charges          545,166      9.044166       4,930,571
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          268,898      7.370068       1,981,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS RESEARCH BOND SERIES
 2009  Lowest contract charges           75,975     11.668778         886,541
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges          --                --              63.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (39.33)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --               2.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              13.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               5.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges          --              3.57%             18.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              3.15%            (22.13)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              2.40%              4.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.20%             11.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.56%              2.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS VALUE SERIES
 2009  Lowest contract charges          --              1.08%             22.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (26.30)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS RESEARCH BOND SERIES
 2009  Lowest contract charges          --                --              16.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges          191,642     $9.299431      $1,782,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           59,212      5.909437         349,908
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
U.S. MID CAP VALUE
 2009  Lowest contract charges          248,735      8.769934       2,181,394
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          222,373      6.302084       1,401,416
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          138,534     10.757939       1,490,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2009  Lowest contract charges          308,342     10.001462       3,083,872
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          298,920      6.938164       2,073,956
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          245,592     12.768186       3,135,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          173,335     11.214030       1,943,789
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           14,720     10.414050         153,291
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges          --                --              57.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.41%            (40.91)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
U.S. MID CAP VALUE
 2009  Lowest contract charges          --              1.19%             39.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --              0.73%            (41.42)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.04%              7.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2009  Lowest contract charges          --              0.01%             44.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2008  Lowest contract charges          --                --             (45.66)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --              0.01%             13.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.05%              7.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               4.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2009  Lowest contract charges                  717,828      $11.088193        $7,959,418
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  697,204        7.956807         5,547,520
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  602,714       13.334725         8,037,025
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  370,368       12.570301         4,655,631
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   62,077       10.710592           664,878
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER MAIN STREET FUND
 2009  Lowest contract charges                  145,110        9.731208         1,412,095
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  146,474        7.602822         1,113,613
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  105,978       12.387474         1,312,796
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   55,311       11.893698           657,851
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,938       10.364164            30,453
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2009  Lowest contract charges                   94,990        9.358432           888,957
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   36,241        6.836775           247,768
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2009  Lowest contract charges                  --               1.86%              39.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.22%             (40.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.99%               6.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.45%              17.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                7.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND
 2009  Lowest contract charges                  --               1.55%              28.00%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.14%             (38.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.66%               4.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.19%              14.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2009  Lowest contract charges                  --               0.45%              36.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (31.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                  199,080      $11.171885        $2,224,104
    Highest contract charges                     33,147       23.175409           768,198
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   76,940        7.191250           553,297
    Highest contract charges                     44,620       14.968756           667,911
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   53,249       21.692473         1,155,105
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   64,274       20.819828         1,338,184
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   80,106       19.530112         1,564,474
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                   18,193       26.783076           487,276
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   21,967       19.786145           434,635
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   26,587       29.602231           787,030
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   30,400       28.694786           872,313
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   38,513       25.385139           977,666
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                  --               4.68%              55.35%
    Highest contract charges                    --               7.30%              54.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (28.09)%
    Highest contract charges                    --               6.27%             (31.00)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.07%               4.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               6.21%               6.60%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.73%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                  --               6.37%              35.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               4.27%             (33.16)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.73%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.01%              13.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.46%               7.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges                  185,620      $23.229823        $4,311,912
    Highest contract charges                     25,441       13.675389           347,912
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  207,202       17.847130         3,697,964
    Highest contract charges                     27,320       10.521629           287,454
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  232,829       32.591358         7,588,225
    Highest contract charges                     27,071       19.251565           521,150
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  314,971       29.800420         9,386,265
    Highest contract charges                     27,065       17.658324           477,916
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  370,485       24.129019         8,939,431
    Highest contract charges                     21,731       14.331216           311,436
    Remaining contract charges                       --              --                --
PUTNAM VT GROWTH AND INCOME FUND
 2009  Lowest contract charges                  123,128       11.514849         1,417,798
    Highest contract charges                    495,307       28.044583        13,890,691
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  116,863        8.870392         1,036,620
    Highest contract charges                    594,368       21.545827        12,806,158
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  108,598       14.469512         1,571,351
    Highest contract charges                    658,382       35.071434        23,090,406
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   89,257       15.399391         1,374,504
    Highest contract charges                    722,051       37.228527        26,880,905
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   65,094       13.285600           864,808
    Highest contract charges                    794,071       32.040356        25,442,316
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges                  --               0.20%              30.16%
    Highest contract charges                    --                 --               29.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.83%             (45.24)%
    Highest contract charges                    --               2.39%             (45.35)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.29%               9.37%
    Highest contract charges                    --               1.91%               9.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.59%              23.50%
    Highest contract charges                    --               0.31%              23.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.98%               9.09%
    Highest contract charges                    --               0.67%               8.78%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GROWTH AND INCOME FUND
 2009  Lowest contract charges                  --               2.60%              29.81%
    Highest contract charges                    --               3.21%              30.16%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.11%             (38.70)%
    Highest contract charges                    --               2.60%             (38.57)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.20%              (6.04)%
    Highest contract charges                    --               1.58%              (5.79)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.36%              15.91%
    Highest contract charges                    --               1.78%              16.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.26%               5.23%
    Highest contract charges                    --               1.81%               5.50%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 2009  Lowest contract charges                   99,275      $15.065962        $1,495,666
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  128,139       11.913774         1,526,616
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  162,568       14.336048         2,330,583
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  197,749       14.388482         2,845,311
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  266,492       13.960596         3,720,381
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges                  423,643       28.889334        12,238,772
    Highest contract charges                    942,091       15.722517        14,812,044
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  434,652       19.219456         8,353,776
    Highest contract charges                    645,728       10.468992         6,760,122
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  483,447       25.975431        12,557,754
    Highest contract charges                    610,895       14.160292         8,650,445
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  586,342       25.143715        14,742,812
    Highest contract charges                    483,199       13.775449         6,656,281
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  583,930       22.734033        13,275,089
    Highest contract charges                    350,068       12.463889         4,363,203
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 2009  Lowest contract charges                  --                 --               26.46%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (16.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.13%              (0.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.53%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.31%              13.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges                  --              10.18%              50.31%
    Highest contract charges                    --               7.24%              50.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               9.62%             (26.01)%
    Highest contract charges                    --               9.03%             (26.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               7.88%               3.31%
    Highest contract charges                    --               7.10%               2.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               7.68%              10.60%
    Highest contract charges                    --               6.60%              10.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               8.28%               3.47%
    Highest contract charges                    --               6.89%               3.10%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2009  Lowest contract charges                  340,318      $25.224094        $8,584,200
    Highest contract charges                    705,364       13.055246         9,208,708
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  470,042       17.133269         8,053,351
    Highest contract charges                    754,686        8.902167         6,718,337
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  629,425       22.479655        14,149,259
    Highest contract charges                    709,066       11.701925         8,297,439
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  633,780       21.318359        13,511,142
    Highest contract charges                    373,622       11.120988         4,155,042
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  626,110       20.337007        12,733,204
    Highest contract charges                    225,896       10.640021         2,403,538
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                   53,973       15.194392           820,094
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   75,590       12.021934           908,738
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   84,515       22.199807         1,876,212
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  102,225       20.691059         2,115,150
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  133,879       16.212019         2,170,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INCOME FUND
 2009  Lowest contract charges                  --               6.23%              47.22%
    Highest contract charges                    --               5.57%              46.65%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               7.84%             (23.78)%
    Highest contract charges                    --               6.66%             (23.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.15%               5.45%
    Highest contract charges                    --               4.50%               5.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.45%               4.83%
    Highest contract charges                    --               3.74%               4.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.31%               2.60%
    Highest contract charges                    --               2.53%               2.36%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                  --                 --               26.39%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.23%             (45.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.95%               7.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.43%              27.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.07%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                  977,433      $15.354656       $15,008,147
    Highest contract charges                    294,028       14.928049         4,389,268
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,187,744       12.283717        14,589,911
    Highest contract charges                    308,976       11.977464         3,700,746
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  304,202       21.369414         6,500,614
    Highest contract charges                  1,284,407       21.872886        28,093,687
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,414,573       20.138797        28,487,805
    Highest contract charges                    276,275       19.719498         5,448,013
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,589,137       15.728136        24,994,157
    Highest contract charges                    237,299       15.439804         3,663,846
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges                   35,103       15.550584           545,865
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   52,541       11.206894           588,816
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   67,157       19.444746         1,305,853
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   79,281       17.128684         1,357,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  103,262       13.548679         1,399,069
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                  --                 --               25.00%
    Highest contract charges                    --                 --               24.63%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.49%             (38.61)%
    Highest contract charges                    --               2.11%             (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.64%               8.37%
    Highest contract charges                    --               2.99%               8.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               39.97%
    Highest contract charges                    --               0.58%              27.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.69%              12.45%
    Highest contract charges                    --               1.28%              12.20%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               2.17%              38.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.94%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.10%              13.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.60%              26.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.90%              18.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges                   93,998       $9.243957          $868,909
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  137,322        7.046749           967,670
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,815       11.636062         2,034,162
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,875       12.236223         2,653,731
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  265,549       10.711383         2,844,392
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges                  100,832        1.802303           181,730
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  112,744        1.796082           202,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  134,367        1.746726           234,701
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  307,701        1.662379           511,516
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  528,572        1.588794           839,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges                  --               1.49%              31.18%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.55%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.61%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.31%               9.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges                  --               0.36%               0.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.80%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.94%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.48%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.72%               2.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2009  Lowest contract charges                   78,163      $12.988059        $1,015,190
    Highest contract charges                    382,856       21.099132         8,077,938
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   84,489        9.829288           830,467
    Highest contract charges                    460,582       15.925954         7,335,210
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   78,538       16.046422         1,260,247
    Highest contract charges                    535,002       25.945436        13,880,856
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,449       15.175568         1,099,454
    Highest contract charges                    596,848       24.472443        14,606,328
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   63,761       13.979089           891,316
    Highest contract charges                    698,301       22.488065        15,703,448
    Remaining contract charges                       --              --                --
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges                  547,588        8.215811         4,498,883
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  544,907        6.246201         3,403,598
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  455,960       10.300530         4,696,633
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  196,663       11.801519         2,320,921
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,784       10.061432           118,569
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               0.36%              32.14%
    Highest contract charges                    --               0.69%              32.48%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (38.75)%
    Highest contract charges                    --               0.31%             (38.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                5.74%
    Highest contract charges                    --               0.16%               6.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                8.56%
    Highest contract charges                    --               0.18%               8.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.09%              10.00%
    Highest contract charges                    --               0.37%              10.32%
    Remaining contract charges                  --                 --                  --
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges                  --               1.64%              31.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.39%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.48%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.15%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                   83,074      $12.059130        $1,001,801
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  110,984        9.580101         1,063,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  137,415       16.092548         2,211,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  171,739       15.910698         2,732,480
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  223,797       14.177205         3,172,817
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                   37,730       28.580962         1,078,357
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   51,166       26.547468         1,358,315
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   61,013       38.103792         2,324,819
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,780       31.688447         2,306,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   85,608       24.890887         2,130,862
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                  --               5.10%              25.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               5.03%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.09%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.69%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.39%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                  --               4.74%               7.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.59%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.94%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.20%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.15%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2009  Lowest contract charges                   90,237      $10.772051          $972,036
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   75,543        7.744085           585,012
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   90,720       14.185345         1,286,894
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  112,802       13.629598         1,537,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  139,806       12.891632         1,802,322
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges                  608,610       35.386121        21,536,356
    Highest contract charges                    139,712       14.293431         1,996,962
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  697,318       21.538000        15,018,826
    Highest contract charges                    126,419        8.721088         1,102,509
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  770,784       34.117626        26,297,314
    Highest contract charges                    138,363       13.849855         1,916,309
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  862,426       32.251178        27,814,265
    Highest contract charges                    132,547       13.125279         1,739,712
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,005,479       30.510819        30,677,983
    Highest contract charges                    120,581       12.448612         1,501,065
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VISTA FUND
 2009  Lowest contract charges                  --               0.18%              39.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges                  --               1.14%              64.30%
    Highest contract charges                    --               0.76%              63.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.11%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%               5.94%
    Highest contract charges                    --               0.60%               5.69%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2009  Lowest contract charges                  289,846      $15.395267        $4,462,259
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  319,244       10.572218         3,375,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  302,127       16.311191         4,928,053
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  218,864       18.033203         3,946,824
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  149,501       15.651902         2,339,978
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges                  331,410       14.430719         4,782,477
    Highest contract charges                    104,197       13.861395         1,444,327
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  372,379       11.322627         4,216,312
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  354,275       16.442989         5,825,340
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  341,825       15.934960         5,446,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  329,063       13.408382         4,412,197
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               0.61%              45.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.47%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.08%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges                  --               1.12%              27.45%
    Highest contract charges                    --               1.37%              38.61%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.96%             (31.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               3.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.16%              18.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.91%               5.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2009  Lowest contract charges                1,643,470       $9.698918       $15,939,883
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                1,579,258        7.553239        11,928,513
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,297,612       11.765234        15,266,707
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  764,434       12.045674         9,208,128
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   86,227       10.380228           895,056
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2009  Lowest contract charges                  --               4.33%              28.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.15%             (35.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.31%              (2.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.70%              16.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.60% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $10.00 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

-------------------------------------------------------------------------------

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       -   Accelerated Death Benefit Rider $300.00

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - 0.06

       - Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.2496 -
           $8.9244

       -   Guaranteed Withdrawal Benefit 0.75%

       - Last Survivor Yealy Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.894

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2009 and 2008 and for the Years Ended December 31, 2009 and 2008 and 2007

                                    CONTENTS

                                                                      PAGE:
--------------------------------------------------------------------------------
Contents                                                                F-2
Independent Auditors' Report                                            F-3
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte and Touche LLP
April 30, 2010
Hartford, CT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2009                 2008
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,596,645           $8,371,683
 Common and Preferred Stocks                 1,185,816              266,882
 Mortgage Loans                                490,227              611,372
 Real Estate                                    27,644               27,285
 Policy Loans                                  352,829              354,920
 Cash and Short-Term Investments             1,582,479            2,326,153
 Other Invested Assets                         722,573            2,028,888
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      12,958,213           13,987,183
                                        --------------       --------------
 Investment Income Due and Accrued             157,065               85,917
 Federal Income Taxes Recoverable                   --              174,110
 Deferred Tax Asset                            401,530              368,287
 Receivables from parent, subsidiaries
  and affiliates                                20,453               10,223
 Other Assets                                  790,047              283,676
 Separate Account Assets                    59,079,204           50,551,150
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $73,406,512          $65,460,546
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $8,133,755          $10,797,749
 Liability for Deposit Type Contracts           70,613               70,266
 Policy and Contract Claim Liabilities          33,983               33,836
 Asset Valuation Reserve                        25,564                6,004
 Payable to Parent, Subsidiaries or
  Affiliates                                    46,166               39,493
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,612,929)          (1,642,086)
 Federal income tax due or accrued              97,107                   --
 Other Liabilities                           3,447,448            3,426,276
 Separate Account Liabilities               59,079,204           50,551,150
                                        --------------       --------------
                     TOTAL LIABILITIES      69,320,911           63,282,688
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       2,889,208            1,692,530
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        456,321              497,354
 Unassigned Funds                              737,572              (14,526)
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       4,085,601            2,177,858
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $73,406,512          $65,460,546
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $(55,103,285)          $9,352,507          $10,313,501
 Net Investment Income                                                     507,049              376,034              348,437
 Commissions and Expense Allowances on Reinsurance Ceded                   210,712              229,723              333,674
 Reserve Adjustment on Reinsurance Ceded                                56,553,042              (18,161)          (1,710,405)
 Fee Income                                                              1,345,461            1,602,040            1,786,396
 Other Revenues                                                              9,945               71,925               83,752
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES       3,522,924           11,614,068           11,155,355
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                617,438              648,881              341,654
 Disability and Other Benefits                                               9,760                9,181                7,588
 Surrenders and Other Fund Withdrawals                                   5,401,796            9,965,053            9,528,808
 Commissions                                                               540,146              834,850              962,917
 Increase (Decrease) in Aggregate Reserves for Life and Accident
  and Health Policies                                                   (2,639,943)           4,809,456              (70,821)
 General Insurance Expenses                                                398,688              448,657              532,485
 Net Transfers from Separate Accounts                                   (3,807,521)          (1,671,681)            (237,153)
 Modified Coinsurance Adjustment on Reinsurance Assumed                   (227,647)            (339,634)            (509,774)
 Other Expenses                                                            104,817               99,317              144,927
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES         397,534           14,804,080           10,700,631
                                                                    --------------       --------------       --------------
 Net (loss) gain from operations before federal income tax expense
  (benefit)                                                              3,125,390           (3,190,012)             454,724
 Federal income tax (benefit) expense                                      446,708             (245,745)              88,449
                                                                    --------------       --------------       --------------
                                   NET (LOSS) GAIN FROM OPERATIONS       2,678,682           (2,944,267)             366,275
                                                                    --------------       --------------       --------------
 Net realized capital gains (losses), after tax                           (270,071)             961,162              (81,759)
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)      $2,408,611          $(1,983,105)            $284,516
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,692,530           1,483,869           1,376,953
 Capital Contribution                                                      1,196,678             208,661             106,916
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,889,208           1,692,530           1,483,869
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           497,354             194,430                  --
 Gain on Inforce Reinsurance                                                  (7,777)              3,310             194,430
 Impact of Adoption of SSAP 10R                                              266,358                  --                  --
 Permitted Practice DTA                                                     (299,614)            299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        456,321             497,354             194,430
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  (14,526)            875,789             288,226
 Net (loss) Income                                                         2,408,611          (1,983,105)            284,516
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                         (1,127,255)            731,679             262,434
 Change in Net Unrealized Foreign Exchange Capital Losses                     31,071             (34,794)             (5,386)
 Change in Net Deferred Income Tax                                          (424,460)            669,251             (82,891)
 Change in Asset Valuation Reserve                                           (19,560)             40,851              (5,311)
 Change in Non-Admitted Assets                                              (405,548)           (182,691)            100,351
 Change in Reserve on Account of Change in Valuation Basis                        --              23,935             236,861
 Cumulative Effect of Change in Accounting Principles                         (5,644)                 --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                (4,731)                559                (198)
 Cumulative Effect of Permitted Practice DTA                                 299,614                  --                  --
 Correction of Reserves and Tax Liabilities                                       --                  --               4,187
 Dividends to Stockholder                                                         --            (156,000)           (207,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        737,572             (14,526)            875,789
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $4,085,601          $2,177,858          $2,556,588
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $(55,110,502)          $9,351,978          $10,306,169
 Net Investment Income                                                     492,876              408,199              378,000
 Miscellaneous Income                                                   58,120,251            1,885,933              493,502
                                                                    --------------       --------------       --------------
  Total Income                                                           3,502,625           11,646,110           11,177,671
                                                                    --------------       --------------       --------------
 Benefits Paid                                                           6,195,957           10,733,727           10,132,212
 Federal Income Tax Payments (Recoveries)                                  174,428              (96,263)              71,171
 Net Transfers from Separate Accounts                                   (3,836,677)          (1,671,681)            (204,517)
 Other Expenses                                                          2,346,022           (2,295,760)             332,141
                                                                    --------------       --------------       --------------
  Total Benefits and Expenses                                            4,879,730            6,670,023           10,331,007
                                                                    --------------       --------------       --------------
              NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES      (1,377,105)           4,976,087              846,664
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   7,400,338              779,818            1,526,875
 Common and Preferred Stocks                                                 6,812               38,676              149,356
 Mortgage Loans                                                            124,749               17,014               63,357
 Derivatives and Other                                                   1,657,337              878,786              (32,175)
                                                                    --------------       --------------       --------------
  Total Investment Proceeds                                              9,189,236            1,714,294            1,707,413
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   7,675,090            3,706,708            2,269,295
 Common and Preferred Stocks                                             1,824,388               19,943              214,967
 Mortgage Loans                                                             51,678              278,706              253,365
 Real Estate                                                                    --                   --                2,781
 Derivatives and Other                                                     297,106            1,529,747              384,420
                                                                    --------------       --------------       --------------
  Total Investments Acquired                                             9,848,262            5,535,104            3,124,828
                                                                    --------------       --------------       --------------
 Net (Decrease) Increase in Policy Loans                                    (2,091)              11,147               19,142
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES        (656,935)          (3,831,957)          (1,436,557)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                      486,062              208,661              100,000
 Dividends to Stockholder                                                       --             (156,000)             (57,726)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                             1,140,679            1,013,639              646,001
 Net Other Cash (Used) Provided                                           (336,375)            (449,560)                (747)
                                                                    --------------       --------------       --------------
       NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES       1,290,366              616,740              687,528
                                                                    --------------       --------------       --------------
 Net Increase in Cash and Short-Term Investments                          (743,674)           1,760,870               97,635
 Cash and Short-Term Investments, Beginning of Year                      2,326,153              565,283              467,648
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,582,479           $2,326,153             $565,283
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany balances
  related to stock compensation                                              4,541                3,815                6,916
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                       --                   --              149,274
 Capital contribution of subsidiary from HLIC                            1,406,075                   --                   --
 Distribution of WRR Shares to HLIC                                       (700,000)

                       SEE NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization. The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut.

A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. If the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2009, no state permitted practices were used by the Company. For the year ended December 31, 2008, the Company received approval from the Department to use the following permitted practice. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. The permitted practice modified the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain it's risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is provided in the following table:

                                                                          2009                 2008                2007
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                            $2,408,611          $(1,983,105)           $284,516
State prescribed practice:
Reinsurance reserve credit                                                  153,169             (142,389)             (7,492)
                                                                      -------------       --------------       -------------
                                        NET (LOSS) INCOME, NAIC SAP:    $ 2,561,780         $ (2,125,494)          $ 277,024
                                                                      -------------       --------------       -------------
Statutory surplus, State of Connecticut basis                            $4,085,601           $2,177,858          $2,556,588
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                          (237,402)            (390,571)           (248,182)
Deferred income taxes -- permitted practice                                      --             (299,614)                 --
                                                                      -------------       --------------       -------------
                                        STATUTORY SURPLUS, NAIC SAP:    $ 3,848,199          $ 1,487,673         $ 2,308,406
                                                                      -------------       --------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(520,467)         $(2,431,996)            $348,883
Deferral and amortization of policy acquisition costs, net               2,739,454               56,711             (583,420)
Change in unearned revenue reserve                                          (1,584)             221,472              205,884
Deferred taxes                                                            (846,715)          (1,254,566)              76,671
Separate account expense allowance                                          40,418             (922,220)             382,281
Benefit reserve adjustment                                             (58,017,479)             359,517             (328,431)
Prepaid reinsurance adjustment                                                (356)                (967)               3,703
Sales inducements                                                          311,955              (56,624)             (30,167)
Derivatives                                                               (959,859)           1,870,871              263,627
Realized capital gains (losses)                                            467,796              441,220             (114,173)
Goodwill impairment                                                             --               76,895                   --
Investment in subsidiaries                                                 149,355                   --                   --
Other, net                                                              59,046,093             (343,419)              59,658
                                                                    --------------       --------------       --------------
                                       STATUTORY NET (LOSS) INCOME      $2,408,611          $(1,983,106)            $284,516
                                                                    --------------       --------------       --------------
GAAP Stockholder's Equity                                              $ 3,562,235          $ 1,543,717          $ 4,153,194
Deferred policy acquisition costs                                       (2,354,442)          (5,679,729)          (5,187,834)
Unearned revenue reserve                                                 1,068,865            1,191,670              861,421
Deferred taxes                                                            (860,386)            (645,626)             475,659
Separate account expense allowance                                       1,601,476            1,561,059            2,473,554
Unrealized gains on investments                                             55,956              806,123               56,340
Benefit reserve adjustment                                                 565,971            3,327,187              (44,469)
Asset valuation reserve                                                    (25,564)              (6,004)             (46,855)
Prepaid reinsurance premium                                                (54,066)             (49,200)             (40,877)
Goodwill                                                                   (45,229)             (93,206)            (170,100)
Reinsurance ceded                                                           99,469              111,406                 (569)
Other, net                                                                 471,316              110,461               27,124
                                                                    --------------       --------------       --------------
                                     STATUTORY CAPITAL AND SURPLUS      $4,085,601           $2,177,858           $2,556,588
                                                                    --------------       --------------       --------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2009 and 2008, the Company had $15,982,557 and $14,464,897
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2009 and 2008 totaled $70,973 and $60,552, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2009 (including general and separate account liabilities) are as follows

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment:
In a lump sum reflecting changes in interest
 rates or asset values                            $1,855,882           3.16%
In installments over 5 years or more, with or
 w/o reduction in interest rates                          --           0.00%
At book value, less current surrender charge
 of 5% or more                                       438,197           0.75%
At market value                                   53,957,126          91.92%
                                               -------------       --------
     TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     56,251,205          95.83%
                                               -------------       --------
At book value without adjustment (minimal or
 no charge or adjustment):
In a lump sum without adjustment                     276,406           0.47%
Installments over less than 5 years                       --           0.00%
In a lump sum subject to a fixed surrender
 charge of less than 5%                            1,939,543           3.30%
In a lump sum subject to a surrender charge               --           0.00%
All others                                                --           0.00%
Not subject to discretionary withdrawal              366,914           0.63%
                                               -------------       --------
Total, gross                                      58,834,068         100.23%
Reinsurance ceded                                   (137,554)         -0.23%
                                               -------------       --------
                                   TOTAL, NET    $58,696,514         100.00%
                                               -------------       --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)         $4,571,914
Exhibit 5, Supplementary Contract Section,
 Total (net)                                           4,791
Exhibit 7, Deposit-Type Contracts Section,
 Column 1, Line 14                                    70,613
                                               -------------
                                     SUBTOTAL      4,647,318
Separate Account Annual Statement
Exhibit 3, Column 2, Line 0299999                 54,049,196
Exhibit 3, Column 2, Line 0399999                         --
Policyholder dividend and coupon
 accumulations                                            --
Policyholder premiums                                     --
Guaranteed interest contracts                             --
Other contract deposit funds                              --
                                               -------------
                                     SUBTOTAL     54,049,196
                                               -------------
                               COMBINED TOTAL    $58,696,514
                                               -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No.
88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2009 and 2008.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $25,564 and $6,004 as of December 31, 2009, 2008 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2009 and 2008 were $(9,037), and $(7,165) respectively. The 2009 and 2008 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2009, 2008, and 2007 were $(3,242), $(3,339) and $(10,549), respectively. The amount of expense amortized from the IMR net of taxes in 2009, 2008 and 2007 included in the Company's Statements of Operations, was $(1,370), $(484) and $(86), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43-Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43-Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43-Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43-Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $110,124, $92,544 and $560 for the years ended December 31, 2009, 2008 and 2007, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $16,593, $20,786 and $1,664 for the years ended December 31, 2009, 2008 and 2007, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. As of December 31, 2009, 2008 and 2007, the Company established an allowance for credit losses on mortgage loans of $42,212, $0 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 100 -- Fair Value Measurements was issued by the NAIC in 2009 and is effective for December 31, 2010 annual financial statements. SSAP 100 defines fair value, establishes a measurement framework, and expands disclosures. The Company elected to early adopt as for the December 31, 2009 annual financial statements, as permitted under the standard. Adoption of SSAP 100 did not have a material impact on net income and capital and surplus.

SSAP NO. 10R -- Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R) was issued by the NAIC in December 2009 and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years, increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus and requires additional disclosures as provided in Note 4, Income Taxes. In order to take advantage of these provisions, the risk-based capital for life insurers needs to be above 250%. The adoption of SSAP No. 10R positively impacted surplus by $266,358.

SSAP NO. 43R -- Revised Loan-backed and Structured Securities (SSAP No. 43R) was issued by the NAIC in September 2009 and is effective September 30, 2009. SSAP 43R supersedes SSAP No. 98 -- Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities and paragraph 13 of SSAP No. 99. SSAP 43R establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investment. The implementation of SSAP No. 43R negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377.

SSAP NO. 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment was issued by the NAIC in 2008 and is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's net income and surplus.

SSAP NO. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                        2009          2008              2007
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                 $440,304      $343,501          $335,302
Interest income from policy loans         22,025        22,535            21,532
Interest income from mortgage
 loans                                    31,264        26,596            17,414
Interest and dividends from other
 investments                              21,271        (9,818)            9,101
                                    ------------  ------------       -----------
Gross investment income                  514,864       382,814           383,349
Less: investment expenses                  7,815         6,780            34,912
                                    ------------  ------------       -----------
             NET INVESTMENT INCOME      $507,049      $376,034          $348,437
                                    ------------  ------------       -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                        $258,827            $89,940           $86,420
Gross unrealized capital
 losses                       (400,588)          (981,592)         (152,307)
                          ------------       ------------       -----------
Net unrealized capital
 losses                       (141,761)          (891,652)          (65,887)
Balance, beginning of
 year                         (891,652)           (65,887)           32,916
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
                ON BONDS
          AND SHORT TERM
             INVESTMENTS      $749,891          $(825,765)         $(98,803)
                          ------------       ------------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                         $32,641               $245            $1,751
Gross unrealized capital
 losses                        (49,799)          (157,708)          (56,041)
                          ------------       ------------       -----------
Net unrealized capital
 losses                        (17,158)          (157,463)          (54,290)
Balance, beginning of
 year                         (157,463)           (54,290)          (32,598)
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
        ON COMMON STOCKS
    AND PREFERRED STOCKS      $140,305          $(103,173)         $(21,692)
                          ------------       ------------       -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                              2009               2008              2007
--------------------------------------------------------------------------------
Bonds and short-term
 investments                 $(102,510)         $(103,639)         $(13,496)
Common stocks                     (611)              (784)              (11)
Preferred stocks               (12,733)           (27,428)           (2,546)
Other invested assets         (158,521)         1,095,885           (72,007)
                          ------------       ------------       -----------
Realized capital
 (losses) gains               (274,375)           964,034           (88,060)
Capital gains (tax)
 benefit                        (1,062)              (467)            4,248
                          ------------       ------------       -----------
Net realized capital
 (losses) gains, after
 tax                          (273,313)           964,501           (92,308)
Less: amounts
 transferred to IMR             (3,242)             3,339           (10,549)
                          ------------       ------------       -----------
    NET REALIZED CAPITAL
   (LOSSES) GAINS, AFTER
                     TAX     $(270,071)          $961,162          $(81,759)
                          ------------       ------------       -----------

For the years ended December 31, 2009, 2008 and 2007, sales of unaffiliated bonds and short-term investments resulted in proceeds of $8,402,279, $1,083,622 and $1,478,584, gross realized capital gains of $126,993, $13,331 and $13,287, and gross realized capital losses of $119,379, $29,008 and $26,224 respectively, before transfers to the IMR.

For the years ended December 31, 2009, 2008 and 2007, sales of common and preferred stocks resulted in proceeds of $6,812, $18,884 and $149,356, gross realized capital gains of $2,737, $11 and $62, and gross realized capital losses of $76, $7,437 and $955, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut insurance department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2009 and 2008, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2009 and 2008 were $28,636,756 and $13,610,197, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2009 and 2008 were $113,244 and $1,859,441, respectively. As of December 31, 2009 and 2008 the average fair value for derivatives held for other investment and/or risk management activities was $840,855 and $963,117, respectively. The carrying value of derivative instruments at December 31, 2009 and 2008 were $132,015 and $1,764,939, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is three years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2009 and 2008 interest rate swaps used in cash flow hedge relationships had a notional value of $605,000 and $235,000, respectively, a fair value of $(2,845) and $72,937, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2009 and 2008 foreign currency swaps used in cash flow hedge relationships had a notional value of $80,908 and $176,393, respectively, a fair value of $9,837 and $19,874, respectively, and a carrying value of $6,527 and $(1,691), respectively. Foreign currency swaps are also used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments. As of December 31, 2009 swaps in this strategy had a notional value of $2,219,332, a fair value of $(19,236), and a carrying value of $0. As of December 31, 2008 the Company did not have any foreign currency swaps used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaptions contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2009 and 2008 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $54,077 and $80,767, respectively, a fair value of $688 and $655, respectively, and a carrying value of $688 and $655, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(230), $(5,450) and $(6,239), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2009 and 2008 credit default swaps had a notional value of $304,963 and $355,316, respectively, a fair value of $(6,316) and $37,463, respectively, and a carrying value of $(6,316) and $37,463, respectively. For the years ended December 31, 2009, 2008 and 2007, credit default swaps reported a gain of $802, $20,185 and $1,453, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008 credit default swaps in offsetting relationships had a notional value of $309,134 and $140,000, respectively, a fair value of $(3,609) and $0, respectively, and a carrying value of $(3,609) and $0, respectively. For the year ended December 31, 2009, credit default swaps in offsetting relationships reported a gain of $3 in realized capital gains and losses. For the years ended December 31, 2008 and 2007, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN, INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into customized swaps contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value of $9,016,065 and $10,136,044, respectively, a fair value of $(46,115) and $1,565,020, respectively, and a carrying value of $(46,115) and $1,565,020, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $75,643, a gain of $1,006,992 and a loss of $(48,528), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2009 the Company did not have any swaps in this strategy. As of December 31, 2008 interest rate swaps had a notional value of $75,000, a fair value of $319, and a carrying value of $319. For the years ended December 31, 2009, 2008 and 2007, interest rate swaps reported a gain of $103, $6,056 and $447, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2009 and 2008 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(11,661) and $(13,301), respectively, and a carrying value of

$(11,661) and $(13,301), respectively. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the year ended December 31, 2007 there were no realized gains and losses on derivative contracts in this strategy.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value $13,436,955 and $1,870,478, respectively, a fair value of $185,534 and $134,852, respectively, and a carrying value of $185,534 and $134,852, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(228,653), $(13,503) and $(16,876), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2009 and 2008 foreign currency swaps and forwards had a notional value of $2,384,822 and $315,699, respectively, a fair value of $6,900 and $41,393, respectively, and a carrying value of $6,900 and $41,393, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $27,207, a loss of $(773) and a gain of $599, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2009 and 2008 the warrants had a notional value of $500, a fair value of $67 and $229, respectively, and a carrying value of $67 and $229, respectively. There were no realized gains and losses during the years 2009, 2008 and 2007.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                                        WEIGHTED
                                                                                         AVERAGE
                                    NOTIONAL                          CARRYING          YEARS TO
                                   AMOUNT (2)         FAIR VALUE       VALUE            MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                                                                        4
  exposure                           $35,000               $(13)         $(13)            years
 Below investment grade risk                                                                  4
  exposure                            14,453               (194)         (194)            years
Basket credit default swaps
 (4)
 Investment grade risk                                                                        4
  exposure                            35,566              1,547         1,547             years
 Investment grade risk                                                                        8
  exposure                            70,000            (11,501)      (11,501)            years
                                    --------            -------       -------             -----
                        TOTAL       $155,019            $(10,161)     $(10,161)
                                    --------            -------       -------

                                       UNDERLYING REFERENCED CREDIT
                                             OBLIGATION(S) (1)

                                                                AVERAGE
                                                                 CREDIT
                                       TYPE                      RATING
-----------------------------  ---------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          Corporate Credit              AAA
 Below investment grade risk
  exposure                          Corporate Credit              BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          Corporate Credit               A-
 Investment grade risk
  exposure                          CMBS Credit                   AA+
                               ---------------------             ------
                        TOTAL


                                   OFFSETTING         OFFSETTING        OFFSETTING
                                    NOTIONAL             FAIR            CARRYING
                                   AMOUNT (3)         VALUE (3)         VALUE (3)
-----------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                           $35,000             $(833)            $(833)
 Below investment grade risk
  exposure                            14,453            (2,570)           (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                            34,661            (1,547)           (1,547)
 Investment grade risk
  exposure                            70,000            11,501            11,501
                                    --------            ------            ------
                        TOTAL       $154,114            $6,551            $6,551
                                    --------            ------            ------

                            AS OF DECEMBER 31, 2008

                                                                                         WEIGHTED
                                                                                          AVERAGE
                                   NOTIONAL                           CARRYING           YEARS TO
                                  AMOUNT (2)          FAIR VALUE       VALUE             MATURITY
------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $(21,514)      $(21,514)           8 years
                                    -------            --------       --------            -------
                        TOTAL       $70,000            $(21,514)      $(21,514)
                                    -------            --------       --------


                                                 UNDERLYING REFERENCED CREDIT       AVERAGE
                                                      OBLIGATION(S) (1)              CREDIT
                                                  TYPE                               RATING
-----------------------------  ----------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                              CMBS Credit                   AAA
                                                      ---------------                 ----
                        TOTAL


                                  OFFSETTING         OFFSETTING         OFFSETTING
                                   NOTIONAL             FAIR             CARRYING
                                  AMOUNT (3)          VALUE (3)          VALUE (3)
-----------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $21,514            $21,514
                                    -------            -------            -------
                        TOTAL       $70,000            $21,514            $21,514
                                    -------            -------            -------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4)  Includes $105,869 and $70,000 as of December 31, 2009 and 2008,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  GROSS
                                                                               UNREALIZED               Gross           Estimated
                                                               Statement          GAINS            Unrealized                Fair
   BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009              Value                               Losses               Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored                                    $700,086            $2,209           $(19,381)           $682,914
 -- Guaranteed and sponsored -- asset-backed                     540,081            15,260             (1,083)            554,258
States, municipalities and political subdivisions                 90,420               951            (10,165)             81,206
International governments                                         82,841             4,614             (1,275)             86,180
All other corporate -- excluding asset-backed                  3,933,824           210,001            (43,650)          4,100,175
All other corporate -- asset-backed                            1,636,174            25,792           (246,728)          1,415,238
Hybrid securities                                                144,409                --            (23,365)            121,044
Short-term investments                                         1,464,800                --                 --           1,464,800
Affiliate bond                                                 1,468,810                --            (54,941)          1,413,869
                                                          --------------       -----------       ------------       -------------
                  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)         $9,919,684
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                                               UNREALIZED         UNREALIZED            FAIR
                                                               COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2009
Common stock -- unaffiliated                                      $5,441            $1,263               $(17)             $6,687
Common stock -- affiliated                                     1,123,632            31,378            (49,782)          1,105,228
                                                          --------------       -----------       ------------       -------------
                                     TOTAL COMMON STOCKS      $1,129,073           $32,641           $(49,799)         $1,111,915
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                                              VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2009
Preferred stock -- unaffiliated                                  $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------
                                  TOTAL PREFERRED STOCKS         $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------

                                                                  GROSS             GROSS             ESTIMATED
                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                              VALUE               GAINS             LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2008
U.S. government and government agencies
 and
 authorities:
 -- Guaranteed and sponsored                    $767,433            $8,278            $(3,717)           $771,994
 -- Guaranteed and sponsored --                  612,681            14,147             (1,672)            625,156
  asset-backed
States, municipalities and political              56,540               258             (9,859)             46,939
 subdivisions
International governments                      1,784,069            21,070               (496)          1,804,643
Public utilities                                 552,314             5,224            (52,867)            504,671
All other corporate -- excluding               2,543,103            34,761           (271,737)          2,306,127
 asset-backed
All other corporate -- asset-backed            2,055,543             6,202           (641,244)          1,420,501
Short-term investments                         2,166,710                --                 --           2,166,710
Parents, subsidiaries and affiliates                $ --              $ --               $ --                $ --
                                          --------------       -----------       ------------       -------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,538,393           $89,940          $(981,592)         $9,646,741
                                          --------------       -----------       ------------       -------------

                                                                            GROSS              GROSS               ESTIMATED
                                                                          UNREALIZED         UNREALIZED              FAIR
                                                               COST         GAINS              LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2008
Common stock -- unaffiliated                                    $5,987        $18                 $(974)              $5,031
Common stock -- affiliated                                      36,884         --               (30,395)               6,489
                                                             ---------       ----            ----------            ---------
                                        TOTAL COMMON STOCKS    $42,871        $18              $(31,369)             $11,520
                                                             ---------       ----            ----------            ---------

                                                                                      GROSS           GROSS            ESTIMATED
                                                                STATEMENT           UNREALIZED      UNREALIZED           FAIR
                                                                  VALUE               GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2008
Preferred stock -- unaffiliated                                   $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------
                                  TOTAL PREFERRED STOCKS          $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2009 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                     Statement       Estimated
                                                       Value        Fair Value
                                                   --------------  -------------
MATURITY
Due in one year or less                                $1,981,343     $1,972,939
Due after one year through five years                   2,223,537      2,187,278
Due after five years through ten years                  3,745,643      3,682,947
Due after ten years                                     2,110,922      2,076,520
                                                   --------------  -------------
                                            TOTAL     $10,061,445     $9,919,684
                                                   --------------  -------------

At December 31, 2009 and 2008, securities with a statement value of $3,814 and $3,809, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 7.5% and 1.66% and 6.99% and 4.02% during 2009 and 2008, respectively. During 2009 and 2008, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2009 and 2008, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2009 and 2008, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2009 and 2008, there were impaired loans with a related allowance for credit losses of $42,212 and $0 with interest income recognized during the period the loans were impaired of $(64) and $0, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2009, 2008 and 2007.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                   2009                                   2008
                                                       STATEMENT          ESTIMATED           STATEMENT          ESTIMATED
                                                         VALUE            FAIR VALUE            VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                      $10,061,445          9,919,684         $10,538,393          9,646,741
 Preferred stocks                                           73,901             67,721             255,362            129,250
 Common stocks                                           1,111,915          1,111,915              11,520             11,520
 Mortgage loans                                            490,227            446,456             611,372            569,461
 Derivative related assets (1)                             324,260            326,218           1,791,997          1,813,561
 Policy loans                                              352,829            352,829             354,920            354,920
 Other invested assets                                     425,957            425,957             264,280            264,280
LIABILITIES
 Liability for deposit type contracts                     $(70,613)          $(70,613)           $(70,266)          $(70,266)
 Derivative related liabilities (1)                       (192,245)          (190,893)            (27,058)           (27,058)
                                                     -------------       ------------       -------------       ------------

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2009 and 2008, with a fair value asset position of $316,011 and $1,793,687, respectively, and a liability position of $(190,524) and $(27,058), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2009 and 2008. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2009 and 2008, of $(22,081) and $72,938, respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the hierarchy. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables provide information as of December 31, 2009 and 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis. Certain items in the 2008 tables have been revised to reflect revised rounding and to conform with current year presentation.

                                                                      AS OF DECEMBER 31, 2009
                                         QUOTED PRICES
                                           IN ACTIVE                SIGNIFICANT             SIGNIFICANT
                                          MARKETS FOR               OBSERVABLE              UNOBSERVABLE
                                        IDENTICAL ASSETS              INPUTS                   INPUTS
                                           (LEVEL 1)                 (LEVEL 2)               (LEVEL 3)              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                                    $6,683                     $ --                      $4                $6,687
Derivative related assets
 GMWB hedging instruments                           --                       --                 140,611               140,611
 Macro hedge program                                --                   16,038                 161,701               177,739
 Other derivative assets                            --                  (12,981)                 10,642                (2,339)
                                          ------------              -----------              ----------          ------------
     TOTAL DERIVATIVE RELATED ASSETS                --                    3,057                 312,954               316,011
Separate account assets (1)                 59,063,044                       --                      --            59,063,044
                                          ------------              -----------              ----------          ------------
         TOTAL ASSETS AT FAIR VALUE:       $59,069,727                   $3,057                $312,958           $59,385,742
                                          ------------              -----------              ----------          ------------
Liabilities at fair value:
Derivative related liabilities
 GMWB hedging instruments                         $ --                $(186,725)                   $ --             $(186,725)
 Macro hedge program                                --                   (2,694)                 23,833                21,139
 Other derivative liabilities                       --                  (14,984)                 (9,954)              (24,938)
                                          ------------              -----------              ----------          ------------
    TOTAL LIABILITIES AT FAIR VALUE:              $ --                $(204,403)                $13,879             $(190,524)
                                          ------------              -----------              ----------          ------------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

                                                                  AS OF DECEMBER 31, 2008
                                  QUOTED PRICES
                                    IN ACTIVE                 SIGNIFICANT                SIGNIFICANT
                                   MARKETS FOR                 OBSERVABLE               UNOBSERVABLE
                                 IDENTICAL ASSETS                INPUTS                    INPUTS
                                    (LEVEL 1)                  (LEVEL 2)                  (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                              $5,028                     $ --                          $4                  $5,032
Derivative related assets
 GMWB hedging instruments                     --                  (12,918)                  1,592,007               1,579,089
 Macro hedge program                          --                   34,614                     134,852                 169,466
 Other derivative assets                      --                   44,477                         655                  45,132
                                  --------------               ----------               -------------          --------------
    TOTAL DERIVATIVE RELATED
                      ASSETS                  --                   66,173                   1,727,514               1,793,687
Separate account assets (1)           50,536,190                       --                          --              50,536,190
                                  --------------               ----------               -------------          --------------
 TOTAL ASSETS AT FAIR VALUE:         $50,541,218                  $66,173                  $1,727,518             $52,334,909
                                  --------------               ----------               -------------          --------------
Liabilities at fair value:
Derivative related
 liabilities
 GMWB hedging instruments                   $ --                     $ --                    $(14,070)               $(14,070)
 Other derivative
  liabilities                                 --                  (12,988)                         --                 (12,988)
                                  --------------               ----------               -------------          --------------
   TOTAL LIABILITIES AT FAIR
                      VALUE:                $ --                 $(12,988)                   $(14,070)               $(27,058)
                                  --------------               ----------               -------------          --------------

(1) Excludes approximately $15.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

LEVEL 1 FINANCIAL ASSETS AND LIABILITIES

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

LEVEL 2 FINANCIAL ASSETS AND LIABILITIES

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The table below provides a fair value rollforward for the years ending December 31, 2009 and 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                STOCK             INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                      (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09              $4               $1,577,937               $134,852                 $655          $1,713,448
                                  --               ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                       --                       --                     --                   --                  --
 Unrealized gains and
  losses                          --                 (493,111)              (240,114)                 241            (732,984)
 Purchases, issuances, and
  settlements                     --                 (944,215)               290,796                 (208)           (653,627)
Transfers in (out) of Level
 3                                --                       --                     --                   --                  --
                                  --               ----------              ---------              -------          ----------
Fair value at 12/31/09             4                  140,611                185,534                  688             326,837
                                  --               ----------              ---------              -------          ----------
   TOTAL GAINS AND (LOSSES)
                   INCLUDED
  IN INCOME ATTRIBUTABLE TO
    INSTRUMENTS HELD AT THE
             REPORTING DATE       --                 (249,433)              (192,831)              (1,278)           (443,542)
                                  --               ----------              ---------              -------          ----------

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                 STOCK            INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/08               $4                $466,545                   $ --                $(515)           $466,034
                                  ---              ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                        --                      --                     --                   --                  --
 Unrealized gains and losses       --               1,290,658                101,264               (1,394)          1,390,528
 Purchases, issuances, and
  settlements                      --                (179,266)                33,588               (1,192)           (146,870)
Transfers in (out) of Level
 3                                 --                      --                     --                3,756               3,756
                                  ---              ----------              ---------              -------          ----------
Fair value at 12/31/08              4               1,577,937                134,852                  655          $1,713,448
                                  ---              ----------              ---------              -------          ----------
    TOTAL GAINS AND (LOSSES)
                    INCLUDED
   IN INCOME ATTRIBUTABLE TO
     INSTRUMENTS HELD AT THE
              REPORTING DATE       --               1,183,889                101,264               (4,167)         $1,280,986
                                  ---              ----------              ---------              -------          ----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2009 are attributable to a change in the availability of market observable information for individual securities within respective categories.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008, respectively:

                                                          AS OF DECEMBER 31, 2009
                                                QUOTED PRICES IN ACTIVE               SIGNIFICANT
                                                 MARKETS FOR IDENTICAL             OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                     --                                12
Preferred Stock                 $5,390                     --                             4,985
                               -------                    ---                            ------

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT                     TOTAL
                                  UNOBSERVABLE INPUTS                 GAINS
                                       (LEVEL 3)                   AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                      223                         (5,189)
Preferred Stock                            405                        (16,058)
                                          ----                       --------

                                                          AS OF DECEMBER 31, 2008
                                                QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                 MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                     (LEVEL 2)
-------------------------------------------------------------------------------------------------------------
Bonds                           $6,173                     --                             $4,775
                               -------                    ---                            -------

                                            AS OF DECEMBER 31, 2008
                                      SIGNIFICANT                    TOTAL
                                  UNOBSERVABLE INPUTS                GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  --------------------------------------------------
Bonds                                    $1,398                      $(7,128)
                                        -------                     --------

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2009 and 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 and 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2009 and 2008, the statement value of the loaned securities was $0 and $274,377, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1,232, $135 and $489 for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged of $340,474 and $478,048, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2009 and 2008, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $269,334 and $2,080,162, respectively. At December 31, 2009 and 2008, cash collateral of $243,019 and $1,924,101 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $243,019 and $1,829,907 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2009 and 2008. As of December 31, 2009 and 2008, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                CASH AND SECURITIES       CASH AND SECURITIES
                                     COLLATERAL                COLLATERAL
                                 DECEMBER 31, 2009         DECEMBER 31, 2008
--------------------------------------------------------------------------------
Thirty days or less                    $243,019                 $1,949,162
Thirty one to 60 days                        --                     59,000
Sixty one to 90 days                         --                         --
Over 90 days                                 --                     72,000
                                     ----------               ------------
                       TOTAL           $243,019                 $2,080,162
                                     ----------               ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2009 and 2008.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                             LESS THAN 12 MONTHS
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,633           81,554          (1,079)
States, municipalities &
 political subdivisions              27,640           26,382          (1,258)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      408,021          391,755         (16,266)
All other corporate -- asset
 backed                             683,679          578,444        (105,235)
Hybrid securities                        --               --              --
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   3,311,848        3,112,413        (199,435)
Common stock -- unaffiliated                                              --
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated          --               --              --
                                 ----------       ----------       ---------
                   TOTAL EQUITY     283,115          233,333         (49,782)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $3,594,963       $3,345,746       $(249,217)
                                 ----------       ----------       ---------

                                              12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          122              118              (4)
States, municipalities &
 political subdivisions              36,135           27,228          (8,907)
International Governments                --               --              --
All other corporate including
 international                      385,451          358,067         (27,384)
All other corporate -- asset
 backed                             603,351          461,858        (141,493)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                           --               --              --
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   1,169,468          968,315        (201,153)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated                                                --
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY      53,886           43,194         (10,692)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $1,223,354       $1,011,509       $(211,845)
                                 ----------       ----------       ---------

                                                    TOTAL
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,755           81,672          (1,083)
States, municipalities &
 political subdivisions              63,775           53,610         (10,165)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      793,472          749,822         (43,650)
All other corporate -- asset
 backed                           1,287,030        1,040,302        (246,728)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   4,481,316        4,080,728        (400,588)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY     337,001          276,527         (60,474)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $4,818,317       $4,357,255       $(461,062)
                                 ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 230 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2009, approximately 85% were securities priced at or greater than 80% of amortized cost. The remaining securities were primarily composed of CMBS and ABS securities, of which 76% had a credit rating of BB or above as of December 31, 2009.

Securities depressed for twelve months or more as of December 31, 2009 were comprised of approximately 200 securities with the majority of the unrealized loss amount relating to securities supported by real estate related assets, specifically investment grade CMBS bonds, and sub-prime RMBS. Current market spreads continue to be significantly wider for securities supported by real estate related assets, as compared to spreads at the security's respective purchase date, largely due to the continued effects of the recession and the economic and market uncertainties regarding future performance of commercial and residential real estate. For these securities in an unrealized loss position where a credit impairment has not been recorded, the Company's best estimate of expected future cash flows are sufficient to recover the amortized cost basis of the security.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                         LESS THAN 12 MONTHS
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
-----------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531         $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                         37,768           37,523            (245)
States, municipalities & political
 subdivisions                                    10,395            9,721            (674)
International Governments                         4,983            4,487            (496)
Public utilities                                223,457          206,514         (16,943)
All other corporate including
 international                                1,311,543        1,212,800         (98,743)
All other corporate -- asset backed             557,904          455,963        (101,941)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,830,298        2,607,539        (222,759)
Common stock -- unaffiliated                      4,258            3,286            (972)
Common stock -- affiliated                           --               --              --
Preferred stock -- unaffiliated                  20,127           11,958          (8,169)
                                             ----------       ----------       ---------
                          TOTAL EQUITY           24,385           15,244          (9,141)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,854,683       $2,622,783       $(231,900)
                                             ----------       ----------       ---------

                                                          12 MONTHS OR MORE
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                           $0               $0            $ --
 -- guaranteed & sponsored -- asset
  backed                                         79,200           77,773          (1,427)
States, municipalities & political
 subdivisions                                    36,145           26,960          (9,185)
International Governments                            --               --              --
Public utilities                                198,757          162,833         (35,924)
All other corporate including
 international                                  721,634          548,640        (172,994)
All other corporate -- asset backed           1,441,860          902,557        (539,303)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated                          2               --              (2)
Common stock -- affiliated                       36,884            6,489         (30,395)
Preferred stock -- unaffiliated                 232,547          114,377        (118,170)
                                             ----------       ----------       ---------
                          TOTAL EQUITY          269,433          120,866        (148,567)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,747,029       $1,839,629       $(907,400)
                                             ----------       ----------       ---------

                                                                 TOTAL
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                        116,968          115,296            (1,672)
States, municipalities & political
 subdivisions                                    46,540           36,681            (9,859)
International Governments                         4,983            4,487              (496)
Public utilities                                422,214          369,347           (52,867)
All other corporate including
 international                                2,033,177        1,761,440          (271,737)
All other corporate -- asset backed           1,999,764        1,358,520          (641,244)
                                             ----------       ----------       -----------
                TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated                      4,260            3,286              (974)
Common stock -- affiliated                       36,884            6,489           (30,395)
Preferred stock -- unaffiliated                 252,674          126,335          (126,339)
                                             ----------       ----------       -----------
                          TOTAL EQUITY          293,818          136,110          (157,708)
                                             ----------       ----------       -----------
                      TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                             ----------       ----------       -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

(M) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43-Revised.

                                               BOOK/ADJ
                                            CARRYING VALUE
                                               AMORTIZED
                                              COST BEFORE
        IMPAIRMENT                          CURRENT PERIOD     PROJECTED
           DATE                 CUSIP            OTTI          CASH FLOWS
---------------------------------------------------------------------------
        9/30/2009                00503NAB7       $7,535,388      $1,959,990
        9/30/2009                00503NAC5          462,707         143,832
        9/30/2009                05947UHT8        3,987,817       3,981,363
        9/30/2009                059497BW6        9,725,618       9,468,201
        9/30/2009                059500BK3          324,723         301,919
        9/30/2009                07383FYN2        1,426,119       1,353,732
        9/30/2009                07388NAX4        8,656,256       6,740,942
        9/30/2009                1248MBAJ4          999,970         837,548
        9/30/2009                14984WAA8        7,545,795       5,990,179
        9/30/2009                15188RAB8          985,186          77,012
        9/30/2009                15188RAC6          103,020          34,781
        9/30/2009                173067AJ8        1,373,631       1,082,028
        9/30/2009                22540VV33        2,653,742       2,644,326
        9/30/2009                22541NVA4        2,380,022       2,338,979
        9/30/2009                22545XBB8        2,034,495       1,474,961
        9/30/2009                36158YBE8          929,981         920,612
        9/30/2009                361849N65        1,365,928         690,903
        9/30/2009                3622G0AC4          822,792         302,810
        9/30/2009                46625MCY3          644,072         572,349
        9/30/2009                46625MKQ1        1,741,503       1,562,569
        9/30/2009                46625YJP9          787,944         729,302
        9/30/2009                46625YWE9        3,076,000       2,571,757
        9/30/2009                51804WAC4        1,081,428          30,116
        9/30/2009                51804XAU2          742,470          11,524
        9/30/2009                51804XAV0           24,893           5,125
        9/30/2009                51804XBH0            7,277              --
        9/30/2009                55312YBD3        2,224,569       1,767,229
        9/30/2009                75970JAS5           15,323           4,705
        9/30/2009                75970JAU0           10,731           9,123
        9/30/2009                75970QAQ3          448,316         395,099
        9/30/2009                78402KAA3          769,074         135,713
        9/30/2009                78402KAB1          135,046          36,892
        9/30/2009                92978TBU4        5,534,393       3,809,262
        9/30/2009                93364LAD0        7,945,532       5,903,490
        12/31/2009               126683AC5        3,921,365       1,202,357
        12/31/2009               12669RAC1        5,913,980       2,107,965
        12/31/2009               23243NAF5        8,660,779       4,126,189
        12/31/2009               38500XAC6        4,130,914         320,971
        12/31/2009               46627QBD9        1,806,424       1,169,582
        12/31/2009               52524PAN2       17,244,475       7,168,349
        12/31/2009               75970JAU0           41,523           2,047
        12/31/2009               75970QAP5          307,481         137,383
        12/31/2009               75970QAQ3          319,219         158,497
        12/31/2009               75971FAQ6          184,492         118,338
        12/31/2009               83611MPH5        2,986,097       2,942,454
        12/31/2009               83611YAD4        2,383,704       2,301,159
        12/31/2009               86358R7R2          154,187           7,541
        12/31/2009               86359APY3        5,056,190       4,964,893
                                            ---------------  --------------
                                     TOTAL     $131,612,591     $84,616,098
                                            ---------------  --------------


                                                    AMORTIZED
                              RECOGNIZED            COST AFTER
                              OTHER-THAN-          OTHER-THAN-
        IMPAIRMENT             TEMPORARY            TEMPORARY
           DATE               IMPAIRMENT            IMPAIRMENT      FAIR VALUE
--------------------------  ----------------------------------------------------
        9/30/2009               $(5,575,398)          $1,959,990        $607,018
        9/30/2009                  (318,875)             143,832         605,000
        9/30/2009                    (6,454)           3,981,363       3,980,969
        9/30/2009                  (257,417)           9,468,201       8,381,882
        9/30/2009                   (22,804)             301,919         279,440
        9/30/2009                   (72,387)           1,353,732       1,587,169
        9/30/2009                (1,915,314)           6,740,942       6,301,194
        9/30/2009                  (162,422)             837,548         393,426
        9/30/2009                (1,555,616)           5,990,179       3,773,574
        9/30/2009                  (908,174)              77,012         251,926
        9/30/2009                   (68,239)              34,781         111,797
        9/30/2009                  (291,603)           1,082,028       1,532,755
        9/30/2009                    (9,416)           2,644,326       2,502,017
        9/30/2009                   (41,043)           2,338,979       2,347,354
        9/30/2009                  (559,534)           1,474,961       1,358,469
        9/30/2009                    (9,369)             920,612         866,016
        9/30/2009                  (675,025)             690,903         946,149
        9/30/2009                  (519,982)             302,810         550,000
        9/30/2009                   (71,723)             572,349         526,565
        9/30/2009                  (178,934)           1,562,569       1,521,277
        9/30/2009                   (58,642)             729,302         741,670
        9/30/2009                  (504,243)           2,571,757       3,146,164
        9/30/2009                (1,051,312)              30,116          86,608
        9/30/2009                  (730,946)              11,524          36,450
        9/30/2009                   (19,768)               5,125          31,228
        9/30/2009                    (7,277)                  --           6,770
        9/30/2009                  (457,340)           1,767,229       1,494,736
        9/30/2009                   (10,618)               4,705           2,046
        9/30/2009                    (1,608)               9,123           1,859
        9/30/2009                   (53,217)             395,099         173,005
        9/30/2009                  (633,361)             135,713         135,000
        9/30/2009                   (98,154)              36,892          45,000
        9/30/2009                (1,725,131)           3,809,262       4,213,330
        9/30/2009                (2,042,042)           5,903,490       2,400,000
        12/31/2009               (2,719,008)           1,202,357         990,781
        12/31/2009               (3,806,015)           2,107,965       2,078,824
        12/31/2009               (4,534,590)           4,126,189       2,820,805
        12/31/2009               (3,809,943)             320,971         321,090
        12/31/2009                 (636,842)           1,169,582       1,055,039
        12/31/2009              (10,076,126)           7,168,349       7,118,926
        12/31/2009                  (39,476)               2,047           1,007
        12/31/2009                 (170,098)             137,383         140,425
        12/31/2009                 (160,722)             158,497         153,320
        12/31/2009                  (66,154)             118,338         118,250
        12/31/2009                  (43,643)           2,942,454       2,302,500
        12/31/2009                  (82,545)           2,301,159       1,449,051
        12/31/2009                 (146,646)               7,541           7,541
        12/31/2009                  (91,297)           4,964,893       4,376,557
                            ---------------       --------------  --------------
                               $(46,996,490)         $84,616,098     $73,871,979
                            ---------------       --------------  --------------

4. INCOME TAXES:

(A) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                                2009
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                     $914,270         $121,481         $1,035,751
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets             914,270          121,481          1,035,751
Gross deferred tax liabilities                (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $653,629         $121,481           $775,110
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                      129,174            5,998            135,172
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                      --               --            464,467
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          129,174            5,998            135,172
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           260,641               --            260,641
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   266,358               --            266,358
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)              --               --            561,528
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        266,358               --            266,358
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)       656,173            5,998            662,171
Deferred tax liability                        (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $395,532           $5,998           $401,530
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $258,097         $115,483           $373,580
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                                2008
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                   $1,492,810               --         $1,492,810
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets           1,492,810               --          1,492,810
Gross deferred tax liabilities                (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $601,398               --           $601,398
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                       68,673               --             68,673
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                 245,525               --            245,525
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                           68,673               --             68,673
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           891,412               --            891,412
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   310,488               --            310,488
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)         299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     1,259,699               --          1,259,699
Deferred tax liability                        (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $368,287               --           $368,287
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $233,111               --           $233,111
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                        CHANGE DURING 2009
                                           ORDINARY          CAPITAL            TOTAL
---------------------------------------------------------------------------------------------
Gross deferred tax assets                   $(578,540)        $121,481         $(457,058)
Statutory valuation allowance                      --               --                --
                                          -----------       ----------       -----------
Adjusted gross deferred tax assets           (578,540)         121,481          (457,058)
Gross deferred tax liabilities                630,770               --           630,770
                                          -----------       ----------       -----------
Net deferred tax asset/(liability)
 before admissibility test                    $52,230         $121,481          $173,712
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.a.
 carryback period                                  --               --                --
Paragraph 10.b.i. DTA's Realized within
 one year                                      60,501            5,998            66,499
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                     --               --           218,942
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          60,501            5,998            66,499
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                         (630,770)              --          (630,770)
                                          -----------       ----------       -----------
Paragraph 10.e.i Additional Carryback
 period                                            --               --                --
Paragraph 10.e.ii.a. Change in Admitted
 DTA's Realized within three years            266,358               --           266,358
Paragraph 10.e.ii.b. Change in Admitted
 DTA's Under 15% Surplus Limitation (see
 Note A below)                               (299,614)              --          (299,614)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)       (33,256)              --           (33,256)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs           --               --                --
                                          -----------       ----------       -----------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     (603,525)           5,998          (597,527)
Deferred tax liability                        630,770               --           630,770
                                          -----------       ----------       -----------
Net admitted Deferred Tax
 Asset/(Liability)                            $27,245           $5,998           $33,243
                                          -----------       ----------       -----------
Non-admitted Deferred Tax Asset               $24,986         $115,483          $140,469
                                          -----------       ----------       -----------

Note A -- Not applicable by component, only in total

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2009. This current period election differs from the prior year reporting period since this election was not available in 2008.

                                              With
                        Paragraphs         Paragraph
                         10.a.-c.            10.e.               Difference
--------------------------------------------------------------------------------
RISK-BASED CAPITAL
 LEVEL
Admitted Deferred Tax
 Assets                     135,172            401,530              266,358
Admitted Assets          73,140,154         73,406,512              266,358
Statutory Surplus         3,816,743          4,083,101              266,358
Total Adjusted
 Capital                  3,844,806          4,111,164              266,358
Authorized Control
 Level Used in 10.d.          2,175%             2,241%                  66%

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                               2009               2008              2007
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL, and
 AMT                           $611,746          $(479,071)        $128,160
Foreign taxes                        --                 --          (13,802)
NOL
 limitation/(utilization)      (219,123)           230,834               --
Alternative minimum tax              --             (6,233)         (32,097)
Prior period adjustments
 and other                       54,085              8,725            6,187
                            -----------       ------------       ----------
FEDERAL AND FOREIGN INCOME
              TAX INCURRED     $446,708          $(245,745)         $88,448
                            -----------       ------------       ----------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

                                     2009           2008          CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Reserves                              $338,545       $751,417     $(412,872)
Tax DAC                                289,234        302,889       (13,655)
Unrealized Gains                        88,358             --        88,358
Bonds and Other Investments             69,005             --        69,005
NOL/Minimum Tax Credit/Foreign
 Tax Credits                           214,653        404,134      (189,481)
Employee Benefits                        4,544             --         4,544
Other                                   31,412         34,370        (2,958)
                                 -------------  -------------  ------------
      TOTAL DEFERRED TAX ASSETS     $1,035,751     $1,492,810     $(457,059)
                                 -------------  -------------  ------------
            DEFERRED TAX ASSETS
                   NON-ADMITTED       $373,580       $233,111      $140,469
                                 -------------  -------------  ------------

                                2009              2008             CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES
Bonds and Other Investments    $(162,543)        $(275,019)        $112,476
Employee Benefits                 (2,380)           (5,073)           2,693
Reserves                         (65,192)          (76,704)          11,512
Deferred and Uncollected         (24,376)          (21,848)          (2,528)
Unrealized Gains/(Losses)             --          (505,949)         505,949
Other                             (6,150)           (6,819)             669
                             -----------       -----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES   $ (260,641)       $ (891,412)       $ 630,771
TOTAL ADMITTED DEFERRED TAX
                     ASSETS     $401,530          $368,287          $33,243
                             -----------       -----------       ----------

                             2009               2008              CHANGE
--------------------------------------------------------------------------------
Total deferred tax
 assets                    $1,035,751         $1,492,810          $(457,059)
Total deferred tax
 liabilities                 (260,641)          (891,412)           630,771
                         ------------       ------------       ------------
Net deferred tax asset
 (liability)                 $775,110           $601,398           $173,712
Adjust for stock
 compensation transfer                                                1,167
Adjust for the deferred
 tax on SSAP 43R
 cumulative effect
 change to surplus                                                   (5,032)
Adjust for change in
 deferred tax on
 unrealized gains
 (losses)                                                          (594,307)
                                                               ------------
Adjusted change in net
 deferred income tax                                              $(424,460)
                                                               ------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                               EFFECTIVE                          EFFECTIVE                         EFFECTIVE
                                                  TAX                                TAX                               TAX
                                2009              RATE          2008                RATE           2007                RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                          $998,990           35.0%        $(780,261)            35.0%        $132,025              35.0%
DRD                             (97,710)          -3.4%         (105,214)             4.6%        (100,000)            -26.5%
IMR adjustment                       --            0.0%               --               --           (3,662)             -1.0%
Gain on reinsurance booked
 to surplus                          --            0.0%            2,846             (0.1)%         68,051              18.0%
Correction of deferred
 balances                            --            0.0%               --               --            8,698               2.3%
IRS audit adjustments           (17,055)          -0.6%               --               --               --                --
Foreign tax credits                  --            0.0%          (12,910)             0.6%         (12,692)             -3.3%
Change in basis of reserves
 booked to surplus                   --            0.0%           (8,377)             0.4%          82,901              22.0%
Other                           (14,118)          -0.5%          (11,547)             0.5%             267               0.1%
                             ----------          -----       -----------            -----       ----------            ------
                      TOTAL    $870,107           30.5%        $(915,463)            41.1%        $175,588              46.6%
                             ----------          -----       -----------            -----       ----------            ------

                                                   EFFECTIVE                           EFFECTIVE                     EFFECTIVE
                                                      TAX                                 TAX                           TAX
                                 2009                RATE            2008                RATE           2007           RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                    $446,708             15.6%         $(245,745)            11.0%          $88,448        23.5%
Federal income taxes on net
 capital gains                     (1,061)             0.0%              (467)             0.0%            4,248         1.1%
Adjusted change in net
 deferred income taxes            424,460             14.9%          (669,251)            30.1%           82,891        22.0%
                              -----------            -----       ------------            -----       -----------       -----
TOTAL STATUTORY INCOME TAXES     $870,107             30.5%         $(915,463)            41.1%         $175,587        46.6%
                              -----------            -----       ------------            -----       -----------       -----

(e) As of December 31, 2009, the Company zero net operating loss carry forward and a foreign tax credit carry forward of $30,149 originating between 2002 thru 2009 which will expire, if unused, between 2012 thru 2019. The year-to-date income taxes incurred in the current and prior years that will be available for recoupment are $390,003 for 2009. As of December 31, 2009, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was zero.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

     The Company's federal income tax return is consolidated with the following entities:

          The Hartford Financial Services Group, Inc. (Parent)

Hartford Holdings, Inc.                           Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                          Business Management Group, Inc.
Heritage Holdings, Inc.                           Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                   Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company           Hartford Lloyds Corporation
Hartford Casualty Insurance Company               1st AgChoice, Inc.
Hartford Underwriters Insurance Company           First State Management Group, Inc.
Twin City Fire Insurance Company                  ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                   Access CoverageCorp, Inc.
Trumbull Insurance Company                        Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois            Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest         Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast       Hartford Strategic Investments LLC
Hartford Lloyds Insurance Company                 Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford     Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                  Hartford Life International Ltd.
First State Insurance Company                     Hartford Equity Sales Company, Inc.
New England Insurance Company                     Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation               Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                    Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                     Woodbury Financial Services, Inc.
Hartford Investment Management Co.                Hartford Life, Ltd.
HARCO Property Services, Inc.                     Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.              Hartford Life Insurance Company
HRA, Inc.                                         Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                      Hartford International Life Reassurance Corp.
Hartford Technology Services Company              Hartford Hedge Fund Company, LLC
Ersatz Corporation                                American Maturity Life Insurance Company
Hartford Specialty Company                        Champlain Life Reinsurance Company
Hartford Underwriters General Agency, Inc.        Hartford Texas General Agency, Inc.
Federal Trust Corporation                         Federal Trust Bank
Federal Trust Mortgage Company                    FTB Financial Services, Inc.
White River Life Reinsurance Company

5. REINSURANCE:

A. EXTERNAL REINSURANCE

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $237,402 in 2009, a decrease of $153,169 from the 2008 balance of $390,571. The total amount of reinsurance credits taken for this agreement is $365,234 in 2009, a decrease of $235,644 from the 2008 balance of $600,878.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE WITH JAPAN AFFILIATE

The Company has reinsurance arrangements with Hartford Life Insurance Kabushiki Kaisa ("HLIKK"), a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $161,329, $110,364 and $47,999 for the year ended December 31, 2009, 2008 and 2007, respectively.

  Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundles a guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB. The GMAB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $11,357, $2,040,623 and $8,416 for the years ended December 31, 2009, 2008 and
  2007, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,398 and $1,203 for the years ended December 31, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,772 and $696 for the years ended December 31, 2009 and 2008, respectively.

C. REINSURANCE WITH WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a modified coinsurance and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco adjustments. For the year ended December 31, 2009, the Company reported a net receivable from WRR of $209,572 and paid premiums of $58,332,509.

D. REINSURANCE WITH CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

E. REINSURANCE WITH EXTERNAL PARTIES

The amount of reinsurance recoverables from and payables to reinsurers were $46,981 and $(401,012) as of December 31, 2009 and $69,082 and $(15,998) as of
December 31, 2008.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and Accident and Health
 Policies                                                      $8,933,892    $2,900,085     $(3,700,222)          $8,133,755
Policy and Contract Claim Liabilities                             $57,231        $8,119        $(31,367)             $33,983
Premium and Annuity Considerations                             $3,748,791      $332,507    $(59,184,583)        $(55,103,285)
Death, Annuity, Disability and Other Benefits                    $414,537      $348,187       $(135,526)            $627,198
Surrenders and Other Fund Withdrawals                          $7,148,344      $295,272     $(2,041,820)          $5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health Policies       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                  $55,343       $11,186        $(32,693)             $33,836
Premium and Annuity Considerations                                  $7,861,654    $2,322,174       $(831,321)          $9,352,507
Death, Annuity, Disability and Other Benefits                         $515,171      $343,069       $(200,178)            $658,062
Surrenders and Other Fund Withdrawals                               $9,660,930      $429,781       $(125,658)          $9,965,053

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health Policies        $6,974,834    $1,050,543     $(2,049,303)          $5,976,074
Policy and Contract Claim Liabilties                                   $47,256       $14,423        $(30,399)             $31,281
Premium and Annuity Considerations                                 $11,045,000      $241,808       $(973,307)         $10,313,501
Death, Annuity, Disability and Other Benefits                         $334,482      $115,945       $(101,185)            $349,242
Surrenders and Other Fund Withdrawals                              $10,633,115      $624,725     $(1,729,032)          $9,528,808

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

    The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473                3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

                                                            2008
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,569               $5,546
Ordinary Renewal                                44,318               56,825
Group Life                                          27                   50
                                             ---------            ---------
                                      TOTAL    $48,914              $62,421
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. .

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075. At December 31, 2009 and 2008, the Company reported $20,453 and $10,223, respectively, as a receivable from and $(46,166) and $(39,493), respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis. For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $19,400, $10,523 and $12,807 for 2009, 2008 and 2007, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2009, 2008 or 2007.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2009, 2008 and 2007 was $5,996, $4,825 and $5,528, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2009, no dividends were paid. In 2008 and 2007, dividends of $156,000 and $207,000, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is equal to operating income of $2,678,682 in 2010. However, because the Company's earned surplus is $737,572 as of December 31, 2009, the Company will be permitted to pay dividends of $737,572 in 2010.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $59,079,204 and $50,551,150 as of December 31, 2009 and 2008, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,165,306, $1,363,868 and $1,542,870 for the years ended December 31, 2009, 2008 and 2007, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2009 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended        $ --                $ --              $1,658,015      $1,658,015
 2008
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
    a. Market value                                                --                  --              57,494,176      57,494,176
    b. Amortized cost                                              --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                        C. TOTAL RESERVES        $ --                $ --             $57,494,176     $57,494,176
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
    a. Subject to discretionary withdrawal                       $ --                $ --                    $ --            $ --
    b. With MVA adjustment                                         --                  --                      --              --
    c. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge of 5% or more                               --                  --                      --              --
    d. @ Market value                                              --                  --              57,402,107      57,402,107
    e. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge less than 5%                                --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                              F. SUBTOTAL        $ --                $ --            $ 57,402,107    $ 57,402,107
    g. Not subject to discretionary withdrawal                     --                  --                  92,070          92,070
                                                                 ----                ----          --------------  --------------
                                                 H. TOTAL        $ --                $ --             $57,494,177     $57,494,177
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $1,658,014          $3,572,439          $7,121,542
Transfer from Separate Accounts                                           (5,464,863)         (5,260,541)         (7,340,251)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                  (3,806,849)         (1,688,102)           (218,708)
Internal Exchanges & Other Separate Account Activity                            (672)             16,421             (18,445)
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations      $(3,807,521)        $(1,671,681)          $(237,153)
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $(19), $202 and $519 in 2009, 2008 and 2007, respectively, of which $498, $108 and $480 in 2009, 2008 and 2007, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,614 and $3,493 as of December 31, 2009 and 2008, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $9,705, $6,142 and $12,104 in 2009, 2008 and 2007,
respectively. Future minimum rental commitments are as follows:

2010                                                                       7,293
2011                                                                       5,752
2012                                                                       3,939
2013                                                                       2,778
2014                                                                       1,163
Thereafter                                                                   132
                                                                       ---------
Total                                                                    $21,057
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $5,283, $2,714 and $4,953 in 2009, 2008 and
2007, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result of the audit settlements, the Company recorded a current tax expense of $9 and a deferred tax benefit through surplus of $9. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $113, $112 and $99 related to the separate account DRD in the years ended December 31, 2009, 2008 and 2007, respectively. The 2009 benefit included a benefit of $16 related to true-ups of prior years' tax returns, the 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, and the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $11 and $8 related to separate account FTC in the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $2, $3 and $0 in 2009, 2008 and 2007 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $40,019 and $12,002 as of December 31, 2009 and 2008, respectively, of which $9,644 and $10,750, related to funding limited partnership investments and $30,375 and $1,251 related to a mortgage loan funding, respectively.

12. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result, 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

13. SALE OF AFFILIATE

On November 23, 2009, Hartford Life International, Ltd. ("HLINT"), entered into a Share Purchase Agreement with Icatu Holding, S.A. for the sale of all of HLINT's common registered shares and preferred registered shares in Icatu Hartford Seguros, S.A. ("IHS"), its Brazilian subsidiary. The transaction is expected to be executed during the second quarter of 2010.

14. RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED:

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
  Reclassification for SSAP 10R Adoption                             266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2009 Annual Statements, as filed:

                                            COST OF                                      CAPITAL AND           NET CASH FROM
                                          INVESTMENTS                                      PAID IN             FINANCING AND
                                          ACQUIRED --            NET CASH FROM          SURPLUS, LESS          MISCELLANEOUS
                                             STOCK                INVESTMENTS          TREASURY STOCK             SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
  Receipt of WRR                              (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)              $486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009, through the financial statement issuance date of April 30, 2010. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 25, 2010, the IRS issued Notice 2010-29 -- Interim Guidance on the Adoption of AG43. The guidance raises a number of complex issues, and the Company is currently evaluating the impact to the financial statements. The ultimate result of the guidance is still uncertain, but could result in a material tax benefit.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(3)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(4)
(e) (1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(7)
(f)       Certificate of Incorporation of Hartford and Bylaws of Hartford.(5)
(g)       Contracts of Reinsurance.(4)
(h)  (1)  Form of Participation Agreement.(6)
     (2) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(9)
     (3) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(9)
(i)       Not Applicable.
(j)       Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
(l)       Not Applicable.
(m)       Not Applicable.
(n)       (1) Consent of Deloitte & Touche, LLP.
          (2) Independent Auditors' Consent
(o)       No financial statement will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(8)
(r)       Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-88787, Filed on November 19, 2003.

(4) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-88787, on October 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Post-Effective Amendment No. 21 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on April 30, 2010.

(9) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 333-82866, filed on May 3, 2010.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diane Benken                    Chief Financial Officer, Controller/FINOP
Neil S. Chaffee                 Vice President/HLPP
Jeannie M. Iannello             Vice President/ILD Operations
Stephen T. Joyce                Executive Vice President/IIP Business Line Principal, Director
Brian Murphy                    Chief Executive Officer, President/ILD Business Line Principal, Chairman of
                                the Board Director
Make Sides                      Chief Legal Officer, Secretary
Christopher S. Connor           AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of May, 2010.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John C. Walters,                            Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
  Chief Financial Officer, Director*
John C. Walters, President, Chief Executive Officer
  and Chairman of the Board, Director*
Ernest M. McNeil Jr., Senior Vice President and
  Chief Accounting Officer*                                        *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President                               Lisa M. Proch
  & Chief Investment Officer, Director*                                   Attorney-in-Fact
                                                                   Date:  May 3, 2010

333-88787

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
      1.2  (a) Consent of Deloitte & Touche, LLP.
           (b) Independent Auditors' Consent
      1.3  Copy of Power of Attorney.